Exhibit 99.4 Schedule 5

Marketing ID	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
423	XX	XX	C	A	A	A	A	A	C	A	Closed	FPRO0023	2026-02-19 11:34	2026-10-01 09:18	Resolved	1 - Information	C	A	Property	Value	Primary Appraised Value exceeds Variance to Reviewed Appraised Property Value	Resolved-Primary Appraised Property Value To Reviewed Appraised Property Value Variance is acceptable. - Due Diligence Vendor-10/XX/2026
Resolved-Client provided CDA that supports value. - Due Diligence Vendor-03/XX/2026
Ready for Review-Document Uploaded. Please see attached CDA for XX, Low Risk Score, CDA Value of $XXK matches Appraised Value. No issues found.   - Seller-03/XX/2026
Open-Primary Appraised Property Value To Reviewed Appraised Property Value Variance is '-11.01'. AVM does not support the appraised value, an additional valuation is required. - Due Diligence Vendor-02/XX/2026	Ready for Review-Document Uploaded. Please see attached CDA for XX, Low Risk Score, CDA Value of $XXmatches Appraised Value. No issues found. - Seller-03/XX/2026	Resolved-Primary Appraised Property Value To Reviewed Appraised Property Value Variance is acceptable. - Due Diligence Vendor-10/01/2026

 Resolved-Client provided CDA that supports value. - Due Diligence Vendor-03/05/2026

																										On time mortgage history exceeds guideline requirement - 0x30x48 reporting on credit Months Reserves exceed minimum required - Reserves = 17 months – Required Reserves = 6 Months		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
167	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
163	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1510	2026-03-09 05:31	2026-03-18 13:18	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-03/XX/2026
																							Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Exhibit A; legal description. - Due Diligence Vendor-03/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-03/XX/2026	Resolved-Client provided Ex A legal description. There are no issues present on the Mortgage Document (Deed of Trust). - Due Diligence Vendor-03/18/2026	LTV is less than guideline maximum - LTV of 65% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 65 DSCR % greater than 1.20 - Calculated DSCR of 1.495.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
163	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0113	2026-03-09 05:47	2026-03-09 06:08	Waived	2 - Non-Material	C	B	Credit	Eligibility	Property/Appraisal General (Credit)	Waived-Properties with less than 500 square feet of living space are ineligible. The subject property has XX square feet. Approved exception in file. Non-material based on comp factors. - Due Diligence Vendor-03/XX/2026
Open-Properties with less than 500 square feet of living space are ineligible. The subject property has XX square feet. Approved exception in file. - Due Diligence Vendor-03/XX/2026	Waived-Properties with less than 500 square feet of living space are ineligible. The subject property has XX square feet. Approved exception in file. Non-material based on comp factors. - Due Diligence Vendor-03/09/2026
																										LTV is less than guideline maximum - LTV of 65% is below the maximum of 70% allowed per guidelines Required is 70 Borrower has 65 DSCR % greater than 1.20 - Calculated DSCR of 1.495.	DSCR greater than 1.2 Reserves 3+ months above minimum		ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	Originator Post-Close	Yes	XX
165	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0042	2026-03-11 11:15	2026-03-13 12:12	Resolved	1 - Information	C	A	Credit	Eligibility	Florida Foreign National Affidavit is missing or incomplete	Resolved-Finding was open but nothing written. Client is correct regarding affidavit - Due Diligence Vendor-03/XX/2026
Ready for Review-Defect is not valid, XX is not missing due to REFINANCES — Affidavit NOT REQUIRED when no change in title vesting...
A refinance is not a purchase and does not involve acquiring new ownership, so the affidavit requirements tied to purchases or acquisitions under SB 264 do not apply.
Why: • SB 264 mandates affidavits “at the time of purchase”—i.e., when ownership is transferred. [XX] • Refinance transactions do not transfer title to a new owner.
There is no language in SB 264 or the FREC rules requiring borrowers to provide a Foreign Principal Affidavit for refinancing.
In short: If you're refinancing → the affidavit is not required, unless title is changing hands.
(If a refinance includes a transfer of ownership—e.g., adding or removing someone from title—then it becomes a conveyance, and the affidavit may be triggered.)
- Seller-03/XX/2026	Ready for Review-Defect is not valid, Florida Foreign National Affidavit is not missing due to REFINANCES — Affidavit NOT REQUIRED when no change in title vesting...
A refinance is not a purchase and does not involve acquiring new ownership, so the affidavit requirements tied to purchases or acquisitions under SB 264 do not apply.
Why: • SB 264 mandates affidavits “at the time of purchase”—i.e., when ownership is transferred. [floridarealtors.org] • Refinance transactions do not transfer title to a new owner.
There is no language in SB 264 or the FREC rules requiring borrowers to provide a Foreign Principal Affidavit for refinancing.
In short: If you're refinancing → the affidavit is not required, unless title is changing hands.
(If a refinance includes a transfer of ownership—e.g., adding or removing someone from title—then it becomes a conveyance, and the affidavit may be triggered.)
 - Seller-03/XX/2026
																									Resolved-Finding was open but nothing written. Client is correct regarding affidavit - Due Diligence Vendor-03/13/2026	DSCR % greater than 1.20 - DSCR of 1.209 greater than 1.20 Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 11.68m.			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
170	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-04-02 15:22	2026-04-15 16:06	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon further review, the loan file contained sufficient housing history. - Due Diligence Vendor-04/XX/2026
Ready for Review-We respectfully disagree. The lien originated XX. That lien was paid off in full at closing on XX by the subject transaction. This results in 11 borrower‑made monthly payments, with the final month satisfied via payoff at closing. Mortgage payments are made in arrears. For the month of payoff (March 2025): The borrower would not make an out‑of‑pocket payment. The final interest/payment period is accounted for in the payoff demand and reflected on the Closing Disclosure. This is standard and expected when a loan is paid off mid‑month. Therefore: 11 documented monthly payments, plus The payoff covering the final month, constitute a complete 12‑month housing history for the lien being paid off. There is no missing payment and no evidence of delinquency.  The request for a VOM from XX would require documenting a prior, separate lien that precedes the loan being paid off. This effectively creates a requirement for more than 12 months of housing history, which is not supported by guideline. Housing history requirements apply to the lien being paid off, absent a documented gap or late payment — neither of which exists here. Please escalate to management and clear this finding. - Seller-04/XX/2026
Counter-Received explanation. Review pay history reflecting 11 payments from  05/2025 - 03/2026, however the borrower in title since XX. Missing pay history for 04/2025. To complete the required 12 mo pay history:  Please provide pay documentation/pay history for the mortgage prior to the one paid off in this transaction: XX ( as reflected on Fraud/Drive report page 315). - Due Diligence Vendor-04/XX/2026
Ready for Review-Mortgage payments are made in arrears, due on the 1st, but are not late or count as a 1x30 until the 30th day after that. The loan file included the CD to represent an acceptable evidence for the month of March, it would be normal and typical for no payment by borrower during the month of March for that previous loan and for that lender to accept those final days of interest in the payoff demand. This constitutes a satisfactory 12 month history at time of signing.

  - Seller-04/XX/2026
Counter-Upon further review, received 10 months mortgage statement as well as statement reflecting servicing released to XX but loan dated XX. Per Fraud Sale date XX however in REO section borrower purchased in 2023 with a private lender. Provide VOM from XX LLC - Due Diligence Vendor-04/XX/2026
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/XX/2026
Ready for Review-12 month history is relevant if the property is owned for 12 or more months. This property was purchased XX with a XX first payment date. All payments have been provided. Please escalate to management.  - Seller-04/XX/2026
Counter-Note being paid off originated XX, received documents showing 10 payments made since inception. Loan is current, no late fees. However per GL 6.7 12 months history required - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing 12 month housing history for the lien being paid off. Max 1x30x12 - Due Diligence Vendor-04/XX/2026	Ready for Review-We respectfully disagree. The lien originated 09/XX/2023. That lien was paid off in full at closing on 03/XX/2025 by the subject transaction. This results in 11 borrower‑made monthly payments, with the final month satisfied via payoff at closing. Mortgage payments are made in arrears. For the month of payoff (March 2025): The borrower would not make an out‑of‑pocket payment. The final interest/payment period is accounted for in the payoff demand and reflected on the Closing Disclosure. This is standard and expected when a loan is paid off mid‑month. Therefore: 11 documented monthly payments, plus The payoff covering the final month, constitute a complete 12‑month housing history for the lien being paid off. There is no missing payment and no evidence of delinquency. The request for a VOM from XX LLC would require documenting a prior, separate lien that precedes the loan being paid off. This effectively creates a requirement for more than 12 months of housing history, which is not supported by guideline. Housing history requirements apply to the lien being paid off, absent a documented gap or late payment — neither of which exists here. Please escalate to management and clear this finding. - Seller-04/XX/2026

 Ready for Review-Mortgage payments are made in arrears, due on the 1st, but are not late or count as a 1x30 until the 30th day after that. The loan file included the CD to represent an acceptable evidence for the month of March, it would be normal and typical for no payment by borrower during the month of March for that previous loan and for that lender to accept those final days of interest in the payoff demand. This constitutes a satisfactory 12 month history at time of signing.

  - Seller-04/XX/2026

 Ready for Review-12 month history is relevant if the property is owned for 12 or more months. This property was purchased 03/XX/2025 with a 5/XX/2025 first payment date. All payments have been provided. Please escalate to management.  - Seller-04/XX/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026

Resolved-Upon further review, the loan file contained sufficient housing history. - Due Diligence Vendor-04/15/2026

 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-04/09/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744

DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.011 Required is 0.8 Borrower has 1.201

																										LTV is less than guideline maximum - Required is 65 Borrower has 36.13		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
170	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8702	2026-04-03 15:36	2026-04-08 12:07	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Incomplete	Resolved-Received EIN for the business - Due Diligence Vendor-04/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-04/XX/2026
Open-The Business Entity Formation Document is incomplete Missing EIN for the vested business entity - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-04/XX/2026	Resolved-Received EIN for the business - Due Diligence Vendor-04/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744

DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.011 Required is 0.8 Borrower has 1.201

																										LTV is less than guideline maximum - Required is 65 Borrower has 36.13		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
171	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1440	2026-04-28 16:00	2026-05-20 10:05	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Housing history and Payoff for the 2nd lien - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached last part, shows to close account. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-Received VOR, XX,  and 27 page title/email. condition remains as it was 2 part #XX history has been satisfied since 5/XX/2026. #XXe is that HELOC payoff page 2 section "you want us to close the line of credit and issue a discharge of mortgage. If you wish to close your account, please have all account holders sign below and return this letter with your payment" must have been signed at closing but the 2 copies present in file are NOT signed. if not provided will result in discrepancy in the CLTV/ HCLTV from approved values.  Please provide at the earliest possible the signed HELOC payoff and request to close the equity line. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached shows title section mortgage schedule items. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026
Counter-Received VOR, HELOC and 1st lien payment history on subject.  Missing request to close HELOC on subject.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached the 12 Months with 0x30 Rental History for the Primary residence, and 12 Months with 0x30 Mortgage History for the Subject Property for the 1st and 2nd Mortgages - Seller-04/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Provide missing 12 Months with 0x30 Rental History for the Primary residence.

Provide missing 12 Months with 0x30 Mortgage History for the Subject Property for the 1st and 2nd Mortgages; Provide signed closed letter for the Heloc, document in the file not signed . - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached last part, shows to close account. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached shows title section mortgage schedule items. Please expedite this to be cleared as soon as possible - Seller-05/XX/2026

 Ready for Review-Document Uploaded. Please see attached the 12 Months with 0x30 Rental History for the Primary residence, and 12 Months with 0x30 Mortgage History for the Subject Property for the 1st and 2nd Mortgages - Seller-04/XX/2026

																									Resolved-Received Housing history and Payoff for the 2nd lien - Due Diligence Vendor-05/20/2026	Months Reserves exceed minimum required - Min 9, actual 41.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
171	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7347	2026-04-29 08:59	2026-05-01 16:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received receipt of rents. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached property leased by XX- XX - Seller-04/XX/2026
																							Open-Provide proof of receipt for deposit and first month's rent for 1 unit. Lease in file begins 5/XX/2026. Guide - If there is a newly executed lease for new tenants, provide proof of receipt for deposit and 1st month’s rent. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached property leased by XX - XX SOLE MBR - Seller-04/XX/2026	Resolved-Received receipt of rents. - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - Min 9, actual 41.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
171	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE8887	2026-04-28 16:10	2026-05-01 16:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received corrected 1003 - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached 1003 indicates Permanent resident  - Seller-04/XX/2026
																							Open-Provide a correction to the final 1003; the 1003 indicates that the Borrower is a US Citizen. The file contains a Permanent resident Card. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached 1003 indicates Permanent resident - Seller-04/XX/2026	Resolved-Received corrected 1003 - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - Min 9, actual 41.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
171	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1202	2026-04-29 08:18	2026-05-01 16:26	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received updated Fraud Report. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Please see attached updated citizenship status - Seller-04/XX/2026
																							Open-Third Party Fraud Report Partially Provided Provide fraud report reflecting borrower as a Permanent Resident Alien. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Please see attached updated citizenship status - Seller-04/XX/2026	Resolved-Received updated Fraud Report. - Due Diligence Vendor-05/01/2026	Months Reserves exceed minimum required - Min 9, actual 41.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
171	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE8338	2026-04-29 08:53	2026-04-29 09:13	Waived	2 - Non-Material	C	B	Credit	Eligibility	Cash To Borrower does not meet eligibility requirement(s)	Waived-Originator exception granted to allow no seasoning for a cash out, Non-material waiver applied with comp factors. Non-material due to DTI 41.73%, Fico 733 and residual income of $14,828.90. - Due Diligence Vendor-04/XX/2026
Open-Exception request to not require seasoning for a cash out. Borrower on title since XX and was not recorded until XX. Exception approved. - Due Diligence Vendor-04/XX/2026	Waived-Originator exception granted to allow no seasoning for a cash out, Non-material waiver applied with comp factors. Non-material due to DTI 41.73%, Fico 733 and residual income of $14,828.90. - Due Diligence Vendor-04/29/2026

																										Months Reserves exceed minimum required - Min 9, actual 41.52 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 733	DTI is over 5% below max allowed Fico is over 20+ points higher than minimum 10 years on job		ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9488	2026-05-14 13:33	2026-06-17 12:44	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Lender confirmed the loan came in as a Primary to attempt to get better pricing; however, in review of the documentation, UW determined that the property was not a Primary and countered to proceed as an investment. As the borrower was not able to provide any documentation to support the initial occupancy submitted (Primary), the loan was repriced to investment and closed as an investment as it was the more reasonable occupancy given the scenario. The LOE stating subject is a primary was provided by Brw when trying to move the loan to a better case scenario; on this loan, lender moved the loan to a worst case scenario, given the facts presented, and clsd as an investment property. Full housing payment for both XX are included in ratios- an additonal letter to explain the changes is not be required. - Due Diligence Vendor-06/XX/2026
Counter-Received xpl, however docs in file not in line with lender xpl: approval occupancy is investment, Final 1003 reflects 4a occupancy investment, 1008 reflect investment. Borrower letter indicates has been primary since 01/2026 and intends to continue primary. Please prepare and obtain any necessary documentation to support the intended and approval occupancy for review against gl.  Additional conditions may apply.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Please note that the application initially came in as a Primary residence; however, during the loan process the underwriter determined that the subject was purchased as an investment 3 months prior (Loan was conditionally approved through XX, but closed elsewhere).  In addition, comparing the 2 properties, it was determined that XX was far superior and countered to for the subject to proceed as an Investment.   Lastly, we note that the Final 1003 was updated to show XX as the borrower primary and the borrower declared that he would not occupy the property.  Can this please be cleared. - Seller-06/XX/2026
Counter-Received request for clarification of letter where borrower indicates subject is primary residence: letter titled and body of letter as follows: LOE - Primary Residence.  "To whom it may concern, I, XX, can confirm that recently I purchased the property located at XX XX XX XX, CA XX on the same street as my previous primary residence. I converted my previous home into an investemtn property. As of January , I have been residing in this property, and it serves as my primary residence, as it is larger and more comfortable for my family. Signed  and dated 03/XX/2026.. Located on page 699 of 759. This transaction was approved as investment, however 1003 and borrower indicate is primary residence. - Due Diligence Vendor-05/XX/2026
Ready for Review-We respectfully request clarification regarding this condition. We are unable to locate any borrower-signed letter within the file stating that the subject property located at XX XX XX XX, XX, CA XX is the borrower’s primary residence.
The loan was originated, underwritten, and approved as an investment property transaction. At this time, we are not aware of any conflicting occupancy documentation in the file.
Please identify the specific document or letter being referenced so we may review and address the concern accordingly.
 - Seller-05/XX/2026
Open-**New Condition** Per letter in the file signed by the borrower, the subject property is his primary residence. Loan was approved as an investment. Confirmation of occupancy is required, upon confirmation of occupancy compliance testing will be required. Additional conditions may apply. - Due Diligence Vendor-05/XX/2026	Ready for Review-Please note that the application initially came in as a Primary residence; however, during the loan process the underwriter determined that the subject was purchased as an investment 3 months prior (Loan was conditionally approved through XX, but closed elsewhere). In addition, comparing the 2 properties, it was determined that XX was far superior and countered to for the subject to proceed as an Investment. Lastly, we note that the Final 1003 was updated to show XX as the borrower primary and the borrower declared that he would not occupy the property. Can this please be cleared. - Seller-06/XX/2026
 Ready for Review-We respectfully request clarification regarding this condition. We are unable to locate any borrower-signed letter within the file stating that the subject property located at XX, XX, CA XX is the borrower’s primary residence.
The loan was originated, underwritten, and approved as an investment property transaction. At this time, we are not aware of any conflicting occupancy documentation in the file.
Please identify the specific document or letter being referenced so we may review and address the concern accordingly.
 - Seller-05/XX/2026
Resolved-Lender confirmed the loan came in as a Primary to attempt to get better pricing; however, in review of the documentation, UW determined that the property was not a Primary and countered to proceed as an investment. As the borrower was not able to provide any documentation to support the initial occupancy submitted (Primary), the loan was repriced to investment and closed as an investment as it was the more reasonable occupancy given the scenario. The LOE stating subject is a primary was provided by Brw when trying to move the loan to a better case scenario; on this loan, lender moved the loan to a worst case scenario, given the facts presented, and clsd as an investment property. Full housing payment for both XX & XX are included in ratios- an additonal letter to explain the changes is not be required. - Due Diligence Vendor-06/17/2026
																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 780 Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.71			ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
174	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0184	2026-04-29 08:25	2026-05-14 13:34	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Client confirmed subject is a non business purpose loan. New condition added for occupancy. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Based on the Non-QM lock data and underwriting review, the loan was not underwritten as a business-purpose transaction. The underwriting documentation and 1003 reflect that the loan was not selected or classified as business purpose.

Accordingly, a fully executed LOX regarding cash out on a business-purpose loan should not be applicable to this transaction. - Seller-05/XX/2026
Counter-Finding remains. Borrower to provide fully executed LOX regarding Cash Out on Business Purpose loan - Due Diligence Vendor-05/XX/2026
Ready for Review-Please note, this is a cash-out refinance on an investment property titled in the borrower’s individual name, and the cash-out proceeds will be used for investment-related purposes, including reserves and/or property improvements. Please clear this finding, - Seller-04/XX/2026
Open-Missing Cash-out Letter on a Business Purpose Loan. Missing cash out letter. Upon receipt additional conditions maybe required. - Due Diligence Vendor-04/XX/2026	Ready for Review-Document Uploaded. Based on the Non-QM lock data and underwriting review, the loan was not underwritten as a business-purpose transaction. The underwriting documentation and 1003 reflect that the loan was not selected or classified as business purpose.

Accordingly, a fully executed LOX regarding cash out on a business-purpose loan should not be applicable to this transaction. - Seller-05/XX/2026

 Ready for Review-Please note, this is a cash-out refinance on an investment property titled in the borrower’s individual name, and the cash-out proceeds will be used for investment-related purposes, including reserves and/or property improvements. Please clear this finding, - Seller-04/XX/2026

																									Resolved-Client confirmed subject is a non business purpose loan. New condition added for occupancy. - Due Diligence Vendor-05/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 780 Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.71		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
168	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1254	2026-05-21 10:57	2026-06-30 15:18	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received Op Agreement showing Borrower own 95% of LLC that Subject was vested in confirming Borrower's previous ownership in Subject Property - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached document showing borrower owns 95% of the business.  This would show she would meet seasoning requirements as she had ownership in the business transferring title to the borrower. - Seller-06/XX/2026
Counter-Received Annual Report filed 7/XX/2025 that shows borrower as the XXand husband as the XX. Nothing provided reflects that the borrower is 100% ownership of the LLC. Original finding remains, other conditions may apply - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. please reconsider the cited issue as annual report previously provided. Plus, the articles of organization uploaded reflect that the borrower is an authorized member to XX. in addition, the 2nd member is her husband, XX that also signed the deed of trust with the borrower.    - Seller-06/XX/2026
Counter-Received first page of annual report, this document does not reflect ownership interest. Condition remains.  - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. Attached is the XX business search for XX. No issues found. - Seller-05/XX/2026
Open-Property Title Issue Title currently held in an LLC. Provide documentation supporting that the borrower is 100% owner of LLC. Subject to additional conditions. - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. Please see attached document showing borrower owns 95% of the business. This would show she would meet seasoning requirements as she had ownership in the business transferring title to the borrower. - Seller-06/XX/2026
 Ready for Review-Document Uploaded. please reconsider the cited issue as annual report previously provided. Plus, the articles of organization uploaded reflect that the borrower is an authorized member to XX in addition, the 2nd member is her husband, XX that also signed the deed of trust with the borrower.    - Seller-06/XX/2026
 Ready for Review-Document Uploaded. Attached is the sunbiz.org business search for XX No issues found. - Seller-05/XX/2026
																									Resolved-Received Op Agreement showing Borrower own 95% of LLC that Subject was vested in confirming Borrower's previous ownership in Subject Property - Due Diligence Vendor-06/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 696 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.17		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
168	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-05-19 11:12	2026-05-26 07:32	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received tracking borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. see attached tracking
 - Seller-05/XX/2026
																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"XX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 05/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 05/XX/2029 - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. see attached tracking - Seller-05/XX/2026	Resolved-Received tracking borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 696 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.17		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
168	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-05-19 11:12	2026-05-26 07:32	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received tracking borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/XX/2026
Ready for Review-Document Uploaded. The lender credit changed from $2119.59 to a discount of $529.40 due to the change in DTI ($50 cure) - see attached
The discount went from $529.40 to a lender credit of $1802.51 Due to the DTI - Seller-05/XX/2026
Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,802.51) does not exceed or equal the comparable sum of specific and non-specific lender credits ($2,119.59). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $2,119.59 to $1,802.51 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $317.08, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 07/XX/2026 (2) within 60 days of discovery expires 07/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 05/XX/2029 remains EV3C. Please provide COC for decreases - Due Diligence Vendor-05/XX/2026	Ready for Review-Document Uploaded. The lender credit changed from $2119.59 to a discount of $529.40 due to the change in DTI ($50 cure) - see attached
The discount went from $529.40 to a lender credit of $1802.51 Due to the DTI - Seller-05/XX/2026

																									Resolved-Received tracking borrower received at closing. Finding Resolved. - Due Diligence Vendor-05/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 696 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.17		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
168	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-05-19 11:12	2026-05-26 07:32	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/XX/2026
																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-05/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-05/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 696 Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.17			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
229	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1193	2026-06-01 16:00	2026-08-17 12:45	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Audited DTI of 45.07% is less than or equal to Guideline DTI of 50%. Page 1 and 2 of the May statement provided. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached 5/XX/2025 bank statement page 1 and 2 as requested. - Seller-08/XX/2026
Counter-Please provided pages 1-2 for the 5/XX/2025 bank statement. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached Note signed by both borrowers. - Seller-08/XX/2026
Counter-B1 XX is the only individual who signed the Note. A corrective Mortgage was submitted adding an additional Brw, XX, to the transaction but income from this individual cannot be considered without adding them on the note as well. Since every screen in LM would need to be updated with the addition of a new Borrower, a new file submission would be required with correct info and removing any prior info that no longer is valid. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded.  - Seller-08/XX/2026
Ready for Review-Please see attached corrected/recorded DOT. - Seller-08/XX/2026
Open-Audited DTI of 76.7% exceeds Guideline DTI of 50% - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached 5/XX/2025 bank statement page 1 and 2 as requested. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Please see attached Note signed by both borrowers. - Seller-08/XX/2026

 Ready for Review-Document Uploaded.  - Seller-08/XX/2026

 Ready for Review-Please see attached corrected/recorded DOT. - Seller-08/XX/2026

																									Resolved-Audited DTI of 45.07% is less than or equal to Guideline DTI of 50%. Page 1 and 2 of the May statement provided. - Due Diligence Vendor-08/17/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
229	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-06-01 16:03	2026-06-03 13:43	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Received CD to document REO payments. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
Open-1. Property XX (XX XX #XXrovide docs to verify loan terms & escrows (XX XXX)
2. Property XX (XX XX #XXovide docs to verify loan terms & escrows (XX XX)
																							- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received CD to document REO payments. - Due Diligence Vendor-06/03/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
229	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0044	2026-06-01 15:40	2026-06-03 13:40	Resolved	1 - Information	C	A	Credit	Eligibility	File does not contain LOX for credit inquiries	Resolved-Upon further review, the loan file contained all required documentation. Confirmed with subscriber number all subject transaction. - Due Diligence Vendor-06/XX/2026
Ready for Review-All inquires are related to the subject transaction; therefore, LOEs are not required. - Seller-06/XX/2026
																							Open-LOX for credit inquiries is missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-All inquires are related to the subject transaction; therefore, LOEs are not required. - Seller-06/XX/2026	Resolved-Upon further review, the loan file contained all required documentation. Confirmed with subscriber number all subject transaction. - Due Diligence Vendor-06/03/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 744 Guideline: LTV is less than guideline maximum - Required is 80 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
194	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-06-02 10:43	2026-06-04 11:36	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received fully executed ACH Form - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received fully executed ACH Form - Due Diligence Vendor-06/04/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 9.23m.

																										Additional assets not used to qualify - Borrower has assets held in XX (foreign assets, which could be used towards reserves)		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
194	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0179	2026-06-02 10:43	2026-06-04 11:36	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-Received 1008 with UW Attestation - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-UW Attestation/Docs stating warrantability are missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received 1008 with UW Attestation - Due Diligence Vendor-06/04/2026	Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 9.23m.

																										Additional assets not used to qualify - Borrower has assets held in XX (foreign assets, which could be used towards reserves)		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
179	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-05 16:46	2026-08-07 12:06	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Mortgage statements provided for 3B and 3C - Due Diligence Vendor-08/XX/2026
Counter-Missing (XX) XX (Primary) and (3c) XX XX. If excluding, please provide 6 months payment history verifying the account are paid by the LLC as required by 7.1 of the guidelines. Additional findings may apply. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. For loans obtained and held under an LLC, a mortgage payment history by the borrower is not required. Please see attached for remaining requested information. Please apply to all related loans for these borrowers. XX
XX
 - Seller-08/XX/2026
Counter-Received re taxes for 3h.  Missing 12 month housing history for XX; Missing 12 month housing history for XX; Missing mortgage statement for XX and missing re taxes for XX  - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. XXl: This was not paid off or marked as paid off.  it is accounted for in DTI calculations. Please see attached mortgage
XX: Please see attached mortgage statement
XX: Both mortgages are reported on the credit report, please see attached
XX: Please see attached final CD confirming the PITI amount and mortgage statement
XX  Please see attached
XX Please see attached - Seller-08/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing the following on the Real Estate Owned properties: 3b- Missing the most recent 12 months timely mortgage payment history; 3c- Missing the most recent 12 months timely mortgage payment history; XX- Missing taxes; XX- Missing taxes; XX- Missing updated mortgage statement for XX- Missing the most recent 12 months timely mortgage payment history. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. For loans obtained and held under an LLC, a mortgage payment history by the borrower is not required. Please see attached for remaining requested information. Please apply to all related loans for these borrowers. XX
XX
 - Seller-08/XX/2026
 Ready for Review-Document Uploaded. XX XX: This was not paid off or marked as paid off.  it is accounted for in DTI calculations. Please see attached mortgage
XX Please see attached mortgage statement
XX Both mortgages are reported on the credit report, please see attached
XX Please see attached final CD confirming the PITI amount and mortgage statement
XX Please see attached
XX Please see attached - Seller-08/XX/2026
Resolved-Mortgage statements provided for 3B and 3C - Due Diligence Vendor-08/07/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765

Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.07

																										Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 64.95		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1347	2026-06-05 16:22	2026-07-31 14:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Received confirmation of professional active license. - Due Diligence Vendor-07/XX/2026
Ready for Review-The same finding was cleared on other file for this borrower with the documentation provided, XX; please clear this finding as well.

;
please clear this finding as well - Seller-07/XX/2026
Counter-Received real estate license.  Provide processor's cert or VVOE confirming date verified. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. B2 is licensed RE agent. Please see attached for the borrower's license verification. - Seller-07/XX/2026
Open-Borrower 2 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for Borrower 2. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-The same finding was cleared on other file for this borrower with the documentation provided, XX; please clear this finding as well.

;
please clear this finding as well - Seller-07/XX/2026
 Ready for Review-Document Uploaded. B2 is licensed RE agent. Please see attached for the borrower's license verification. - Seller-07/XX/2026
Resolved-Received confirmation of professional active license. - Due Diligence Vendor-07/31/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765

Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.07

																										Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 64.95		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7807	2026-06-05 16:22	2026-06-10 13:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Lender Worksheet - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. please see attached  - Seller-06/XX/2026

Open-The Borrower 2 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheet for Borrower 2. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. please see attached - Seller-06/XX/2026	Resolved-Received Lender Worksheet - Due Diligence Vendor-06/10/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765

Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.07

																										Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 64.95		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
179	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2026-06-05 16:22	2026-06-10 13:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Lender Worksheet - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheet for Borrower 1. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Lender Worksheet - Due Diligence Vendor-06/10/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765

Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 39.07

																										Guideline: LTV is less than guideline maximum - Required is 85 Borrower has 64.95		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
268	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
180	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-09 06:45	2026-08-07 14:29	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-3c HOI is in the loan file. Tax bill for XX provided. All mortgages included in the DTI - Due Diligence Vendor-08/XX/2026
Counter-Missing 3c HOI. Missing taxes for XX.  If excluding the required mortgage payment histories, please provide 6 months payment history verifying the payments are made through the LLC as required by 7.1 of the guidelines. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. For loans obtained and held under an LLC, a mortgage payment history by the borrower is not required. Please see attached for remaining requested information. Please apply to all related loans for these borrowers.
XX
XX
XX
XX
XX
XX
 - Seller-08/XX/2026
Ready for Review-Received mtg statements.  Missing 3b XX XX 12 months mortgage rating.  Missing XX XX XX HOI and 12 months mortgage rating Missing XX 12 month mortgage rating.  Missing 3l mortgage statement.  Missing XX re taxes unable to confirm from documentation received.  MissingXX  3t-12 month most recent mortgage payment history on the XX XX#XXorrower 2) Missing updated credit supplement r mortgage statement for XX in his primary. Upon receipt additional information maybe required. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. XXXX: This was not paid off or marked as paid off.  it is accounted for in DTI calculations. Please see attached mortgage
XX: Please see attached mortgage statement
XX Please see attached.
XXr: Both mortgages are reported on the credit report, please see attached
XX Please see attached.
XX: Please see attached final CD confirming the PITI amount and mortgage statement
XX: Please see attached
 - Seller-08/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing the following information from he Real Estate Owned: 3b- Missing 12 month most recent mortgage payment history on the XX #XX- Missing 12 month most recent mortgage payment history on the XX and the HOI; 3f- Missing 12 month most recent mortgage payment history on the XX Mortgage#XX- Missing a current mortgage Statement for XXk #XXe provided dated 5/XX/24); 3m- Missing Taxes; 3t- Missing 12 month most recent mortgage payment history on the XX XX#XXBorrower 2) Missing updated credit supplement r mortgage statement for XX in his primary. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. For loans obtained and held under an LLC, a mortgage payment history by the borrower is not required. Please see attached for remaining requested information. Please apply to all related loans for these borrowers.
XX
 - Seller-08/XX/2026
 Ready for Review-Document Uploaded. XXXX: This was not paid off or marked as paid off.  it is accounted for in DTI calculations. Please see attached mortgage
XXl: Please see attached mortgage statement
XX Please see attached.
XX: Both mortgages are reported on the credit report, please see attached
XX Please see attached.
XX: Please see attached final CD confirming the PITI amount and mortgage statement
XX: Please see attached
 - Seller-08/XX/2026
Resolved-3c HOI is in the loan file. Tax bill for XX provided. All mortgages included in the DTI - Due Diligence Vendor-08/07/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.62

Qualifying DTI below maximum allowed -  Required is 50 Borrower has 38.08

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
180	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1347	2026-06-09 06:25	2026-07-30 14:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Resolved-Business license was provided and met guidelines: The business must be evidenced as in existence for a minimum of one (1) year by: a CPA Letter, Business License, or other reasonable evidence of business activity - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. B2 is licensed RE agent. Please see attached for the borrower's license verification.
 - Seller-07/XX/2026

Open-Borrower 2 3rd Party VOE Prior to Close Missing The underwriter must verify the current existence of the borrower’s business within 60 days of the Note date. Provide updated CPA letter within 60 days of note date. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. B2 is licensed RE agent. Please see attached for the borrower's license verification. - Seller-07/XX/2026	Resolved-Business license was provided and met guidelines: The business must be evidenced as in existence for a minimum of one (1) year by: a CPA Letter, Business License, or other reasonable evidence of business activity - Due Diligence Vendor-07/30/2026

LTV is less than guideline maximum - Required is 85 Borrower has 69.62

Qualifying DTI below maximum allowed -  Required is 50 Borrower has 38.08

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
180	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7807	2026-06-09 06:25	2026-06-11 13:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Lender income worksheet. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-The Borrower 2 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheet for Borrower 2. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Lender income worksheet. - Due Diligence Vendor-06/11/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.62

Qualifying DTI below maximum allowed -  Required is 50 Borrower has 38.08

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
180	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2026-06-09 06:25	2026-06-11 13:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received Lender income worksheet. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing the Income Calculation Worksheet for Borrower 1. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Lender income worksheet. - Due Diligence Vendor-06/11/2026	LTV is less than guideline maximum - Required is 85 Borrower has 69.62

Qualifying DTI below maximum allowed -  Required is 50 Borrower has 38.08

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 765		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NM	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
244	XX	XX	C	A	C	A	A	A	C	A	Closed	FCRE1206	2026-06-09 13:29	2026-06-16 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report and SAM to clear alerts. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists for the Seller. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Fraud Report and SAM to clear alerts. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 754 Months Reserves exceed minimum required - Months Reserves 38 months exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NV	Investment	purchase	NA	N/A	N/A	XX
244	XX	XX	C	A	C	A	A	A	C	A	Closed	FCRE1205	2026-06-09 13:29	2026-06-16 13:00	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report and SAM to clear alerts. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared for the Seller. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Fraud Report and SAM to clear alerts. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 754 Months Reserves exceed minimum required - Months Reserves 38 months exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NV	Investment	purchase	NA	N/A	N/A	XX
244	XX	XX	C	A	C	A	A	A	C	A	Closed	FPRO1136	2026-06-09 12:12	2026-06-11 16:04	Resolved	1 - Information	C	A	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received 1004d addressing items indicated by appraiser - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see the last two pages shows 1004D completion report  - Seller-06/XX/2026

																							Open-Primary Value Subject Property Appraisal is not on an As-Is Basis and Completion Report (1004D) is not Present . Missing the 1004D Completion Cert from the appraiser. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see the last two pages shows 1004D completion report - Seller-06/XX/2026	Resolved-Received 1004d addressing items indicated by appraiser - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 720 Borrower has 754 Months Reserves exceed minimum required - Months Reserves 38 months exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NV	Investment	purchase	NA	N/A	N/A	XX
175	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-09 13:52	2026-06-16 13:21	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated Fraud Report and Sam. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists Seller was not included in Fraud Report search. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated Fraud Report and Sam. - Due Diligence Vendor-06/16/2026	Months Reserves exceed minimum required - Minm 12, Borrower has 20.28 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 737		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
253	XX	XX	D	B	D	A	C	B	A	A	Closed	finding-3634	2026-06-09 13:56	2026-06-16 12:33	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured------Received PCCD 06/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded.  - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $384.12.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $384.12 (Credit Report Fee and Third Party Processing Fee) without a valid COC in file. Lender credit in the amount of $200.00 was issued on CD 6.4.26. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $184.12, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. - Seller-06/XX/2026	Cured------Received PCCD 06/11/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/16/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 42.72%. Required is 50 Borrower has 42.72

																										Months Reserves exceed minimum required - The Borrower has 34.14 months in reserves; guideline minimum is 6 months.		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	N/A	N/A	XX
253	XX	XX	D	B	D	A	C	B	A	A	Closed	finding-3352	2026-06-09 13:56	2026-06-16 12:33	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.  - Due Diligence Vendor-06/XX/2026

Ready for Review-We agree this is an HPML loan; however, the loan contains an Appraisal and it is escrowed. Can this please be cleared. - Seller-06/XX/2026	Ready for Review-We agree this is an HPML loan; however, the loan contains an Appraisal and it is escrowed. Can this please be cleared. - Seller-06/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 42.72%. Required is 50 Borrower has 42.72

																										Months Reserves exceed minimum required - The Borrower has 34.14 months in reserves; guideline minimum is 6 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	N/A	N/A	XX
253	XX	XX	D	B	D	A	C	B	A	A	Closed	FCRE1326	2026-06-11 07:55	2026-06-15 13:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Resolved-Received signed P&L prepared by PTIN - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached P&L signed by the PTIN. - Seller-06/XX/2026

Open-Borrower 1 YTD Profit & Loss Missing. Profit and Loss Statement is not executed. Provide a Profit & Loss Statement that must be prepared by a qualified professional (CPA, IRS Enrolled Agent, CTEC registered tax preparer, PTIN holder, or Tax
Attorney). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached P&L signed by the PTIN. - Seller-06/XX/2026	Resolved-Received signed P&L prepared by PTIN - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 42.72%. Required is 50 Borrower has 42.72

																										Months Reserves exceed minimum required - The Borrower has 34.14 months in reserves; guideline minimum is 6 months.		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	N/A	N/A	XX
253	XX	XX	D	B	D	A	C	B	A	A	Closed	FCOM1267	2026-06-09 13:22	2026-06-09 14:16	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Partially Provided	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is 05-01-2026 and Occupancy is Primary Residence) Originator waiver applied to non-material findings. - Due Diligence Vendor-06/XX/2026	Waived-Homeownership Counseling Disclosure Is Partially Provided (Date Creditor Received Application is 05-01-2026 and Occupancy is Primary Residence) Originator waiver applied to non-material findings. - Due Diligence Vendor-06/09/2026

Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 42.72%. Required is 50 Borrower has 42.72

																										Months Reserves exceed minimum required - The Borrower has 34.14 months in reserves; guideline minimum is 6 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	Originator Post-Close	No	XX
191	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1159	2026-06-10 06:08	2026-06-15 11:56	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Note Date	Resolved-Received proof of HOI EFF 6/XX/25 and along with renewal dated 6/XX/26 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. We respectfully disagree The attached HOI delivered with the loan file was for the period of 6/XX/2025-06/XX/2026 and 06/XX/2026-06/XX/2027. - Seller-06/XX/2026

																							Open-Hazard Insurance Effective Date of 06-18-2026 is after the Note Date of 06-05-2026 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree The attached HOI delivered with the loan file was for the period of 6/XX/2025-06/XX/2026 and 06/XX/2026-06/XX/2027. - Seller-06/XX/2026	Resolved-Received proof of HOI EFF 6/18/25 and along with renewal dated 6/18/26 - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 754 Required is 660 Borrower has 754 DSCR % greater than 1.20 - DSCR of 1.579 is greater than 1.20		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
257	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1162	2026-06-09 23:28	2026-06-16 15:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Partially Provided	Resolved-Received the flood cert which states the community does not participate in the NFIP. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Counter-Please provide documentation, nothing has been uploaded - Due Diligence Vendor-06/XX/2026

Ready for Review-Please see attached.  - Seller-06/XX/2026

Open-Flood Certificate is Partially Provided FLOOD CERT INCOMPLETE - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Please see attached. - Seller-06/XX/2026	Resolved-Received the flood cert which states the community does not participate in the NFIP. - Due Diligence Vendor-06/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.1

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 740		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
257	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-06-08 14:03	2026-06-12 11:12	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-PCCD provided with cure, finding resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The CR fee was cured- $21.50
The survey fee should have been marked shopped. It's been moved- see attached  - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $46.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------ Zero (0%) tolerance fees increased by $46.50 Credit Report Fee and Title - Survey without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $46.50, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C. $21.50 in credit was provided and shown on CD dated 06/XX/2026 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The CR fee was cured- $21.50 The survey fee should have been marked shopped. It's been moved- see attached - Seller-06/XX/2026	Resolved-PCCD provided with cure, finding resolved. - Due Diligence Vendor-06/12/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.1

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 740		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
257	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-08 14:03	2026-06-12 11:09	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-COCs added, finding resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $15668 to $14388 due to the float to lock- see attached
The lender credit went from $14388 to $7489 due to the change in DTI- see attached
The lender credit went from $7489 to $14020.80 due to the change in DTI- see attached  - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($14,042.30) does not exceed or equal the comparable sum of specific and non-specific lender credits ($15,668.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------ Lender credit decreased from $15,668.00 to $14,042.30 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,625.70, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $15668 to $14388 due to the float to lock- see attached
The lender credit went from $14388 to $7489 due to the change in DTI- see attached
The lender credit went from $7489 to $14020.80 due to the change in DTI- see attached  - Seller-06/XX/2026

Resolved-COCs added, finding resolved. - Due Diligence Vendor-06/12/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.1

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 740		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
172	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	Refinance	Cash Out - Other
234	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated
261	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-10 18:07	2026-06-17 14:00	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report and SAM - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. See attached.  - Seller-06/XX/2026
Counter-Received Fraud report.  Report does not include XX or XX who signed the purchase contract as the Sellers.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026
Open-All Interested Parties Not Checked with Exclusionary Lists for the Seller. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Fraud Report and SAM - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722

																										Months Reserves exceed minimum required - No reserves are required however 5.3 months have been verified		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
261	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-06-10 18:07	2026-06-17 14:00	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report and SAM - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. See attached.  - Seller-06/XX/2026
Counter-Received Fraud report.  Report does not include XX or XX who signed the purchase contract as the Sellers.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Please see attached.  - Seller-06/XX/2026
Open-OFAC Check Not Completed and/or Cleared for the Seller. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached. - Seller-06/XX/2026 Ready for Review-Please see attached. - Seller-06/XX/2026	Resolved-Received Fraud Report and SAM - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 722

																										Months Reserves exceed minimum required - No reserves are required however 5.3 months have been verified		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
274	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated
250	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-10 17:54	2026-06-15 14:56	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received previous rating and statements confirming full housing history. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Lender notes the Credit report reflects the mortgage rating prior to transferring to XX Mtg and the prior mortgages show previous history, supports no  lates for the most recent last 12 months. Also attached are the mortgage stmts showing paid current. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Provide missing mortgage history for primary residence. Mortgage opened 10/25 and only 3 months reported. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the Credit report reflects the mortgage rating prior to transferring to XX and the prior mortgages show previous history, supports no lates for the most recent last 12 months. Also attached are the mortgage stmts showing paid current. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

																									Resolved-Received previous rating and statements confirming full housing history. - Due Diligence Vendor-06/15/2026	Months Reserves exceed minimum required - Min 6, actual 104.75 LTV is less than guideline maximum - . Required is 80 Borrower has 74.28		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
206	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-10 10:31	2026-06-16 07:51	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	X	Ready for Review-Document Uploaded. That is a typo. Per the CD, the lock was disclosed to the borrower on 5/21. System evidence provided - Seller-06/XX/2026

 Ready for Review-Document Uploaded. The lender credit went from $1257 to a discount of $8693.54 due to the float to lock - see attached  - Seller-06/XX/2026

Resolved-Received explanation that typo for date on COC, lock confirmation in file shows lock on 05/19/2026. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 18.12

LTV is less than guideline maximum - Required is 85 Borrower has 70

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 803		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
270	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-06-11 09:51	2026-08-27 17:03	Resolved	1 - Information	C	A	Credit	Eligibility	purchase Contract Issue	Resolved-Received addendum to purchase contract reflecting borrowers initials. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached documentation with the borrower's initials agreeing to the final sales price. Also refer to the attached emails indicating XX does not provide final addendums. Please escalate and clear this finding. - Seller-08/XX/2026
Counter-Received closing instructions not a signed addendum to the contract amending the price, there is no buyer signature present.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026
Open-Loan Purpose is purchase but purchase Contract is only Partially Provided. Missing the Addendum to the Contract of Sale reflecting the sales price of $XX and all other conditions remain in full force and effect. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached documentation with the borrower's initials agreeing to the final sales price. Also refer to the attached emails indicating XX does not provide final addendums. Please escalate and clear this finding. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026

Resolved-Received addendum to purchase contract reflecting borrowers initials. - Due Diligence Vendor-08/27/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80

Qualifying FICO score is at least 20 points above minimum for program -  Required is 660 Borrower has 780

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 26.77		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	N/A	N/A	XX
317	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-06-11 10:20	2026-06-16 15:43	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Credit findings have been resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing a satisfactory rental history for the previous 12 months prior to closing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-06/XX/2026	Resolved-Credit findings have been resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 810 Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.7			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
317	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1205	2026-06-11 10:03	2026-06-16 15:42	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared OFAC/watchlist was not run for the Seller, Seller's Realtor, Buyer's Realtor, title settlement company. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 810 Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.7		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
317	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-06-11 09:56	2026-06-16 15:39	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements The final loan application reflects the borrower currently rents their current residence for 12 years and 10 months and pays $2,872 per month in rent. However, the loan file is missing a satisfactory rental history for the previous 12 months prior to closing. Once received and reviewed, additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 810 Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.7		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
317	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1198	2026-06-11 10:40	2026-06-16 15:36	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Upon further review, borrower is not a FTHB. Audited Reserves of 3 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-06/XX/2026

Ready for Review-We respectfully disagree. The borrower is not a FTHB as the borrower owns an investment property. As such, 3 months reserves are required for LTV ≤ 80%.  - Seller-06/XX/2026

																							Open-Audited Reserves of 3 month(s) are less than Guideline Required Reserves of 6 month(s) The borrower is a FTHB as per the final loan application and the lender's guidelines require 6 months reserves. However the borrower is currently short the required reserves. - Due Diligence Vendor-06/XX/2026	Ready for Review-We respectfully disagree. The borrower is not a FTHB as the borrower owns an investment property. As such, 3 months reserves are required for LTV ≤ 80%. - Seller-06/XX/2026	Resolved-Upon further review, borrower is not a FTHB. Audited Reserves of 3 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 810 Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.7			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
317	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-10 10:50	2026-06-11 13:18	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 810 Qualifying DTI below maximum allowed - Required is 45 Borrower has 36.7			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
301	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-06-10 13:17	2026-06-12 09:53	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 720 Borrower has 762. Required is 720 Borrower has 762

																										Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 20.64%. Required is 50 Borrower has 20.64			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	purchase	NA	N/A	N/A	XX
310	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other
181	XX	XX	D	A	D	A	A	A	D	A	Closed	FCOM1220	2026-06-30 09:05	2026-07-02 15:19	Resolved	1 - Information	D	A	Credit	Missing Doc	The Deed of Trust is Missing	Resolved-After further review DOT was provided and entered- condition resolved - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Counter-Document was not attached. - Due Diligence Vendor-07/XX/2026

Ready for Review-Please see attached.  - Seller-07/XX/2026

																							Open-The Deed of Trust is Missing Additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026 Ready for Review-Please see attached. - Seller-07/XX/2026	Resolved-After further review DOT was provided and entered- condition resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 DSCR % greater than 1.20 - Subject DSCR 1.498%		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
181	XX	XX	D	A	D	A	A	A	D	A	Closed	FPRO1257	2026-06-30 11:57	2026-07-02 15:08	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-received the original appraisal with a value of $XX, second appraisal in the file supports- condition resolved - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
																							Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. The Primary Property Value is unsubstantiated. Missing the appraisal for $XX which the loan was qualified with. Additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-received the original appraisal with a value of $XX second appraisal in the file supports- condition resolved - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 DSCR % greater than 1.20 - Subject DSCR 1.498%		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
181	XX	XX	D	A	D	A	A	A	D	A	Closed	FPRO1253	2026-06-30 11:57	2026-07-02 15:06	Resolved	1 - Information	D	A	Property	Missing Doc	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-After further review- appraisal provided in another stip, this loan now has 2 appraisals and second appraisal supports the original appraised value- condition resolved - Due Diligence Vendor-07/XX/2026
Ready for Review-Please refer to uploaded documents in related finding. - Seller-07/XX/2026
Open-Additional valuation product has not been provided. Additional valuation product is required. Provide Secondary Valuation or Additional Valuation for $XX which the loan was qualified with. Additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please refer to uploaded documents in related finding. - Seller-07/XX/2026	Resolved-After further review- appraisal provided in another stip, this loan now has 2 appraisals and second appraisal supports the original appraised value- condition resolved - Due Diligence Vendor-07/02/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776 DSCR % greater than 1.20 - Subject DSCR 1.498%			ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
296	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-11 15:26	2026-08-11 10:32	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-HUD provided to confirm taxes and insurance. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached, The T&I are included in the DTI calculations provided. Taxes-$781.25/mo (1.25% of recent purchase price); HOI-$712.19/mo (dec page). - Seller-08/XX/2026
Counter-Received information 3e was refinanced XX VOM was provided, dated 12/XX/2025  showing next due for Jan 2026. this loan was the loan was refinanced on 02/XX/2026 with Lender XX new loan XX with first due 04/XX/2026. no VOM was provided for this. #XXder to verify PITI as 1003 reflects $839 and review figures are $280.29 for taxes and HOI $712.19 = $992.48 - Due Diligence Vendor-07/XX/2026
Counter-Received VOM for XX new loan XX for April and May 2026 payments. The interest only payment is $10,419.19 vs prior PI $5293. Lender provided 1003/1008 with revised figures XX mortgage payment $10,419.19, Monthly Insurance, Taxes and association dues $1,493.44. Have new note, and VOM for the new loan, missing documentation for Insurance, taxes and association dues equivalent to $1493.44/mo. Lender DTI increased from 4.953% and 43.878% to 4.953% and 49.177%. ** 50% is Max DTI for the program - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-08/XX/2026
Ready for Review-Document Uploaded. Borrower refinanced XX in Feb 2026 with new lender XX  Release of lien for XXrecorded on 3/XX/26. New lien with XX was recorded on 2/XX/26. This is a construction loan where borrower takes draws and payment is based on whatever he has drawn. Please see attached Closing statement for this transaction showing he did not take a draw at time of closing. Please see attached copy of Note where on top of page 2 has what the monthly payment is at this time which is $2,826.67. This payment is based on the balance of the difference between total ln amt $2,071,280 and the holdback amount of $1,744,340. This balance is $326,940 x 10.75% IO=$2,826.67/mo.  Please see revised 1003/1008 to exclude the paid off loan with XXand added the XX loan with monthly payment of $2,826.67. Updated DTI is 40.651%

  - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing a current XX statement acct#XXince the one in the file was dated 12/XX/2025. Additional findings may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached, The T&I are included in the DTI calculations provided. Taxes-$781.25/mo (1.25% of recent purchase price); HOI-$712.19/mo (dec page). - Seller-08/XX/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-08/XX/2026
 Ready for Review-Document Uploaded. Borrower refinanced XX in Feb 2026 with new lender XX  Release of lien for XXrecorded on 3/XX/26. New lien with XX was recorded on 2/XX/26. This is a construction loan where borrower takes draws and payment is based on whatever he has drawn. Please see attached Closing statement for this transaction showing he did not take a draw at time of closing. Please see attached copy of Note where on top of page 2 has what the monthly payment is at this time which is $2,826.67. This payment is based on the balance of the difference between total ln amt $2,071,280 and the holdback amount of $1,744,340. This balance is $326,940 x 10.75% IO=$2,826.67/mo.  Please see revised 1003/1008 to exclude the paid off loan with XXand added the XXt loan with monthly payment of $2,826.67. Updated DTI is 40.651%

  - Seller-07/XX/2026
Resolved-HUD provided to confirm taxes and insurance. - Due Diligence Vendor-08/11/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 747 Required is 680 Borrower has 747

LTV is less than guideline maximum - Max LTV is 80 Borrower has 72 Required is 80 Borrower has 72

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 42.69 Required is 50 Borrower has 42.69		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
293	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-06-11 16:09	2026-06-15 13:47	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received lease and proof of payment of rents from 7/2025-5/2026 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Complete 12 month rental history not provided. Please provide documentation to verify borrower's rental history at current residence from 07/2025 through closing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received lease and proof of payment of rents from 7/2025-5/2026 - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.65 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 800		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
293	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-06-11 13:49	2026-06-15 13:46	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received lease and proof of payment of rents from 7/2025-5/2026 - Due Diligence Vendor-06/XX/2026

Ready for Review-Please see attached.  - Seller-06/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Complete 12 month rental history not provided. Please provide documentation to verify borrower's rental history at current residence from 07/2025 through closing. Additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please see attached. - Seller-06/XX/2026	Resolved-Received lease and proof of payment of rents from 7/2025-5/2026 - Due Diligence Vendor-06/15/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.65 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 800		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
293	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-10 14:42	2026-06-11 16:20	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/11/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.65 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 800			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
169	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-06-11 12:06	2026-06-15 11:46	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Received HOI - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached HOI coverage at $XX  - Seller-06/XX/2026
Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Printout summary provided with policy number, premium amount, and term of coverage. Please provide HOI Policy or Dec Page that contains complete information including coverage amounts, deductibles, and next payment due date along with Loss Payee Clause. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached HOI coverage at $394,565 - Seller-06/XX/2026	Resolved-Received HOI - Due Diligence Vendor-06/15/2026	LTV is less than guideline maximum - Required is 75 Borrower has 70

DSCR % greater than 1.20 - Required is 0 Borrower has 1.428

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 620 Borrower has 662		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
226	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	Refinance	No Cash Out - Borrower Initiated
269	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1157	2026-06-11 09:48	2026-06-16 14:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received HOI. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-Missing Hazard Insurance Policy Provide HOI policy. Subject to additional conditions - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received HOI. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 783 Months Reserves exceed minimum required - 20 months of reserves exceeds 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
269	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-11 09:52	2026-06-16 14:22	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received Payment History. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Provide a 12 month satisfactory mortgage history for the subject property. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Payment History. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 783 Months Reserves exceed minimum required - 20 months of reserves exceeds 6 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
292	XX	XX	C	A	C	A	A	A	A	A	Closed	FCOM1221	2026-06-11 16:35	2026-06-15 14:52	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-The Deed of Trust is Incomplete Missing the complete Deed of Trust with the signature, Notary information and Legal Description. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-06/15/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.8 Borrower has 1.08 Required is 0.8 Borrower has 1.08

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 788 Required is 700 Borrower has 788

																										LTV is less than guideline maximum - Max LTV is 75 Borrower has 65 Required is 75 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
271	XX	XX	C	B	A	A	A	A	C	B	Closed	FPRO0022	2026-06-11 15:17	2026-06-16 14:18	Waived	2 - Non-Material	B	B	Property	Property	FEMA disaster (Public) after appraisal without a PDI or 1004D	Waived-Originator waiver applied due to public FEMA disaster. - Due Diligence Vendor-06/XX/2026
Ready for Review-Please refer to uploaded comments and documents in related finding. - Seller-06/XX/2026
Open-Public FEMA disaster after appraisal without a PDI or 1004D.  XX, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-4906-WA)
Incident Period: XX - XX
Major Disaster Declaration declared on XX - Due Diligence Vendor-06/XX/2026	Ready for Review-Please refer to uploaded comments and documents in related finding. - Seller-06/XX/2026	Waived-Originator waiver applied due to public FEMA disaster. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 730. Required is 660 Borrower has 730

																										LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70			ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other	Originator Post-Close	N/A	XX
271	XX	XX	C	B	A	A	A	A	C	B	Closed	FPRO0021	2026-06-11 15:17	2026-06-16 14:17	Resolved	1 - Information	C	A	Property	Property	FEMA disaster (Individual) after appraisal without a PDI or 1004D	Resolved-Received Appraisal with an inspection date post the incident period and dated post the declaration date. Appraiser note at the time of inspection, there was no noticeable damage to the subject property due to any recent weather related disasters, floods, or fires. There has been no effect on value or marketability of the subject.
 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The date of the appraisal Signature and Report is 04/XX/2026, which is after the event declaration on 04/XX/2026. Please refer to appraiser's comments on the supplemental addendum page stating "At the time of inspection, there was no noticeable damage to the subject property due to any recent weather related disaster, , floods, or fires. There has been no effect on value or marketability of the subject." - Seller-06/XX/2026
Open-Individual FEMA disaster after appraisal without a PDI or 1004D.  XX, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-4906-WA)
Incident Period: XX - XX
Major Disaster Declaration declared on XX - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The date of the appraisal Signature and Report is 04/XX/2026, which is after the event declaration on 04/XX/2026. Please refer to appraiser's comments on the supplemental addendum page stating "At the time of inspection, there was no noticeable damage to the subject property due to any recent weather related disaster, , floods, or fires. There has been no effect on value or marketability of the subject." - Seller-06/XX/2026

Resolved-Received Appraisal with an inspection date post the incident period and dated post the declaration date. Appraiser note at the time of inspection, there was no noticeable damage to the subject property due to any recent weather related disasters, floods, or fires. There has been no effect on value or marketability of the subject.
 - Due Diligence Vendor-06/16/2026

Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 660 Borrower has 730. Required is 660 Borrower has 730

																										LTV is less than guideline maximum - LTV Required is 75% Borrower has 70%. Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
285	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-06-11 13:22	2026-06-16 11:31	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ------ CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 06/XX/2029. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 723

LTV is less than guideline maximum - . Required is 70 Borrower has 60

																										Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
285	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-11 13:22	2026-06-16 11:31	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation Lender credit decreased with lock extension, Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit decreased from $56495 to $56227 due to a lock extension- see attached  - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($56,227.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($56,495.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------- Lender credit decreased from $56,495.00 to $56,227 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $268, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit decreased from $56495 to $56227 due to a lock extension- see attached - Seller-06/XX/2026	Resolved-Received explanation Lender credit decreased with lock extension, Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 723

LTV is less than guideline maximum - . Required is 70 Borrower has 60

																										Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
285	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-06-11 13:22	2026-06-16 11:31	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received Explanation Broker fee increase with loan amount. Not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The credit report fee and the 2nd appraisal fee were cured - see attached the loan amount changed from $2,255,000 to XX causing the borrower paid comp to increase - see attached - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $11,607.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------ Zero (0%) tolerance fees increased by $11,607.00 Mortgage Broker Fee, Credit Report Fee and Second Appraisal Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $11,607.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C. Credit for $1,145 does show on final CD dated 06/XX/2026 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The credit report fee and the 2nd appraisal fee were cured - see attached the loan amount changed from $2,255,000 to XX causing the borrower paid comp to increase - see attached - Seller-06/XX/2026

Resolved-Received Explanation Broker fee increase with loan amount. Not listed on COC. Finding Resolved. - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 723

LTV is less than guideline maximum - . Required is 70 Borrower has 60

																										Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 33.85		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
189	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-06-11 14:24	2026-06-15 11:33	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-06/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----Initial CD 5/XX/2026 & CD 06/XX/2026 are not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 06/XX/2029. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received document tracking for borrower receipt. Finding Resolved. - Due Diligence Vendor-06/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 691 Required is 660 Borrower has 691

LTV is less than guideline maximum -  Required is 80 Borrower has 65.17

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.66		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
297	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-11 15:10	2026-06-17 13:14	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/12/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 Qualifying DTI below maximum allowed - Required is 70 Borrower has 39.79			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
297	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-06-12 08:25	2026-06-17 13:02	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See corrected PCCD - Seller-06/XX/2026

Ready for Review-Will you accept a corrected PCCD showing correct credit? This was not passed to the borrower.  - Seller-06/XX/2026

Counter-We have a PCCD generated on 06/XX/2026 at 12:46 pm that shows the Lender Credit decreased to $37,4080.97 with a $1,102 credit for increase in closing costs. Lender fees cannot change after closing. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $37,853 to $38,885 (cure) $352- there was a loan amount change - attached
Additional cure was added causing the lender credit to be $39,635.85 - total $1102- the change was due to a special for the ACH
 - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($37,408.97) does not exceed or equal the comparable sum of specific and non-specific lender credits ($39,635.85). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $39,635.85 to $37,408.97 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,226.88, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C
- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See corrected PCCD - Seller-06/XX/2026

 Ready for Review-Will you accept a corrected PCCD showing correct credit? This was not passed to the borrower.  - Seller-06/XX/2026

 Ready for Review-Document Uploaded. The lender credit went from $37,853 to $38,885 (cure) $352- there was a loan amount change - attached
Additional cure was added causing the lender credit to be $39,635.85 - total $1102- the change was due to a special for the ACH
 - Seller-06/XX/2026

																									Resolved-Received PCCD 06/17/2026. Finding Resolved. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 Qualifying DTI below maximum allowed - Required is 70 Borrower has 39.79		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
297	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1206	2026-06-12 13:22	2026-06-16 14:27	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.
 - Seller-06/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists Provide evidence that the Underwriter(s) are checked with the Exclusionary List. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 Qualifying DTI below maximum allowed - Required is 70 Borrower has 39.79		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
297	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1205	2026-06-12 13:22	2026-06-16 14:27	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.
 - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared Provide OFAC Check on the Underwriter(s). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 640 Borrower has 672 Qualifying DTI below maximum allowed - Required is 70 Borrower has 39.79		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
223	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
176	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	Refinance	No Cash Out - Borrower Initiated
215	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
275	XX	XX	C	A	A	A	A	A	C	A	Closed	FPRO0011	2026-06-12 11:34	2026-06-16 16:37	Resolved	1 - Information	C	A	Property	Property	FEMA disaster declared INDIVIDUAL	Resolved-Received appraisal, inspection date 04/XX/2026. (DR-4906-WA) Incident Period: XX Declaration declared on XX is prior to inspection date. The appraisal was completed after the disaster date and the disaster effective date. The appraisal was completed as-is and does not reflect an damage. - Due Diligence Vendor-06/XX/2026
Ready for Review-Lender notes the Last Disaster period was 12/XX/2025 - 12/XX/2025, the appraisal report dated XX is dated after said event had passed and does not required to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
Open-Washington Severe Storms, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-4906-WA), Incident Period: XXMajor Disaster Declaration declared on XX, INDIVIDUAL & PUBLIC ASSISTANCE. Post disaster inspection required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Lender notes the Last Disaster period was 12/XX/2025 - 12/XX/2025, the appraisal report dated 4.16.2026 is dated after said event had passed and does not required to have a 1004D since the Property shows no need for repairs, no physical deficiencies nor adverse conditions, condition is C2 and is made AS-IS. Appraisal report has sufficient comments reported and condition of subject meets requirements. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Resolved-Received appraisal, inspection date 04/09/2026. (DR-4906-WA) Incident Period: XX Declaration declared on XX is prior to inspection date. The appraisal was completed after the disaster date and the disaster effective date. The appraisal was completed as-is and does not reflect an damage. - Due Diligence Vendor-06/16/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 74.56			ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
275	XX	XX	C	A	A	A	A	A	C	A	Closed	FPRO0012	2026-06-12 11:34	2026-06-16 16:37	Resolved	1 - Information	B	A	Property	Property	FEMA disaster declared PUBLIC ONLY	Resolved-Received appraisal, inspection date 04/XX/2026. (DR-4906-WA) Incident Period: XX Declaration declared on XX is prior to inspection date. The appraisal was completed after the disaster date and the disaster effective date. The appraisal was completed as-is and does not reflect an damage. - Due Diligence Vendor-06/XX/2026

Open-Washington Severe Storms, Straight-line Winds, Flooding, Landslides, and Mudslides (DR-4906-WA), Incident Period: XXMajor Disaster Declaration declared on XX, INDIVIDUAL & PUBLIC ASSISTANCE, Appraisals completed after a disaster: The appraiser must comment on the adverse event and certify no change in valuation. - Due Diligence Vendor-06/XX/2026	Resolved-Received appraisal, inspection date 04/09/2026. (DR-4906-WA) Incident Period: XX Declaration declared on XX is prior to inspection date. The appraisal was completed after the disaster date and the disaster effective date. The appraisal was completed as-is and does not reflect an damage. - Due Diligence Vendor-06/16/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802 LTV is less than guideline maximum - Required is 80 Borrower has 74.56			ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
248	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-06-15 11:50	2026-06-17 13:45	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received CTEC letter - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please clear  - Seller-06/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. CPA letter missing verifying S/E - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please clear - Seller-06/XX/2026	Resolved-Received CTEC letter - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 13.07

Qualifying DTI below maximum allowed -  Required is 50.49 Borrower has 24.96

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 730		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
248	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-06-15 09:44	2026-06-17 13:44	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CTEC letter - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-Borrower 1 CPA Letter Missing Missing the CPA/ CTEC Letter dated 5/XX/2026 (referred to on the CPA Letter/License Check) confirming the percentage of ownership that the borrower has and how long he has been in business. Upon receipt additional information may be required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received CTEC letter - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 13.07

Qualifying DTI below maximum allowed -  Required is 50.49 Borrower has 24.96

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 730		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
248	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-06-12 09:31	2026-06-17 09:16	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation fees increased with COC for product change, fees not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-See previous condition with explanation and documents  - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $120.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $120.00 (Loan Discount Points) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $120.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C
- Due Diligence Vendor-06/XX/2026	Ready for Review-See previous condition with explanation and documents - Seller-06/XX/2026	Resolved-Received explanation fees increased with COC for product change, fees not listed on COC. Finding Resolved. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 13.07

Qualifying DTI below maximum allowed -  Required is 50.49 Borrower has 24.96

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 730			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
248	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-06-12 09:31	2026-06-17 09:16	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/15/2026	LTV is less than guideline maximum - Required is 80 Borrower has 13.07

Qualifying DTI below maximum allowed -  Required is 50.49 Borrower has 24.96

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 730			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
248	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-12 09:36	2026-06-17 09:16	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation fees decreased on loan Lock COC and again on product change COC. Fees not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit decreased from $1375 to $500 due to the float to lock and rate change - see attached
The lender credit decreased from $500 to a discount of $120 due to the program change- see attached - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,375.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $1,375.00 to $0.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,375.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C
- Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit decreased from $1375 to $500 due to the float to lock and rate change - see attached
The lender credit decreased from $500 to a discount of $120 due to the program change- see attached - Seller-06/XX/2026

Resolved-Received explanation fees decreased on loan Lock COC and again on product change COC. Fees not listed on COC. Finding Resolved. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 13.07

Qualifying DTI below maximum allowed -  Required is 50.49 Borrower has 24.96

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 730		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
252	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE0075	2026-06-12 09:50	2026-06-29 12:25	Resolved	1 - Information	C	A	Credit	Eligibility	CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration	Resolved-Received corrected 1003, this was an error - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Counter-Received co signor LOX missing revised final signed 1003  - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-CoSignor or Guarantor is on debt or a loan not in this application according to the 1003 Declaration. Provide LOX and docs to clarify "Yes" answer to co-signer on debt not disclosed on loan application. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026 Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received corrected 1003, this was an error - Due Diligence Vendor-06/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 53.8

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 688

																										Credit history exceeds minimum required - Borrower has 0X30 reporting since 2021.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	purchase	NA	N/A	N/A	XX
252	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-06-12 09:44	2026-06-17 15:04	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received recorded DOT w/Legal. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing attached legal description - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received recorded DOT w/Legal. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 53.8

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 688

																										Credit history exceeds minimum required - Borrower has 0X30 reporting since 2021.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	purchase	NA	N/A	N/A	XX
252	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-06-12 11:22	2026-06-17 08:58	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation Lender credit decreased with change in Loan amount COC, Lender Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $1321.40 to $1292.60 due to the change in loan amount- see attached  - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($1,292.60) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,321.40). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $1,321.40 to $1,292.60 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $28.80, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $1321.40 to $1292.60 due to the change in loan amount- see attached - Seller-06/XX/2026	Resolved-Received explanation Lender credit decreased with change in Loan amount COC, Lender Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 53.8

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 688

																										Credit history exceeds minimum required - Borrower has 0X30 reporting since 2021.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	purchase	NA	N/A	N/A	XX
277	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	VA	Primary Residence	purchase	NA
276	XX	XX	A	A	A	A	A	A	A	A	Closed	finding-3352	2026-06-12 12:12	2026-06-16 09:17	Resolved	1 - Information	A	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-loan meets HPML requirements for appraisal and full escrows - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026	Resolved-loan meets HPML requirements for appraisal and full escrows - Due Diligence Vendor-06/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Required is 720 Borrower has 740

																										Months Reserves exceed minimum required - Months reserves required is 9; qualifying reserves is 15.93 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
304	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other
228	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
291	XX	XX	D	B	D	A	A	A	B	B	Closed	FCRE1440	2026-06-15 11:43	2026-08-25 14:26	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received XX Release of lien exhibit A reflects XX XX and XX and VOM 0x30 - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached Payment/Lien Release for XX (XX). Please clear. - Seller-08/XX/2026
Counter-Please provide payment history for XX. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached LOE for XX property. The property is owned free and clear. No mortgage or payoff. Please clear. - Seller-08/XX/2026
Counter-Provide VOM for Subject Property XX, TX, XX, XX. Since this is a cross collateral, include subject address on provided VOM - Due Diligence Vendor-06/XX/2026
Ready for Review-correct that is the cross collateralized loan. no lates, please clear - Seller-06/XX/2026
Counter-Received VOM for $XX loan reflecting 0x30, however the property address does not reflect subject property. Please provide revised VOM reflecting subject as cross collateralized loan.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached VOM for XX, XX TX XX - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing housing history for the cross collateral mortgage tied to the subject property. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached Payment/Lien Release for XX (XX LLC). Please clear. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. See attached LOE for XX property. The property is owned free and clear. No mortgage or payoff. Please clear. - Seller-08/XX/2026
 Ready for Review-correct that is the cross collateralized loan. no lates, please clear - Seller-06/XX/2026
 Ready for Review-Document Uploaded. Please see attached VOM for XX., XX TX XX - Seller-06/XX/2026
																									Resolved-Received XX Release of lien exhibit A reflects XX and VOM 0x30 - Due Diligence Vendor-08/25/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required. Months Reserves exceed minimum required - Months 69.91 Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
291	XX	XX	D	B	D	A	A	A	B	B	Closed	FCRE1151	2026-06-12 17:32	2026-08-25 14:08	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved- Chain of title is satisfactory. - Due Diligence Vendor-06/XX/2026

Ready for Review-See title items - Subject shows history of property taxes due and paid from 2018 tied with our borrower, has owned since and no 24 chain transfers - not applicable  - Seller-06/XX/2026

																							Open-Unsatisfactory Chain of Title provided. Satisfactory Chain of Title not Provided - Due Diligence Vendor-06/XX/2026	Ready for Review-See title items - Subject shows history of property taxes due and paid from 2018 tied with our borrower, has owned since and no 24 chain transfers - not applicable - Seller-06/XX/2026	Resolved- Chain of title is satisfactory. - Due Diligence Vendor-06/17/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required. Months Reserves exceed minimum required - Months 69.91 Reserves exceed minimum required			ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
291	XX	XX	D	B	D	A	A	A	B	B	Closed	FCRE1254	2026-06-15 11:42	2026-08-25 14:08	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received partial release resolving #XXue Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached lien release for number 9 on the title. Please clear. - Seller-08/XX/2026
Counter-Provide the lien release for number 9 on title.  - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. See attached document. Page 18 of the CD provides proof that tax lien items 7 and 8 were paid off to XX (XX) at closing. Please clear. - Seller-08/XX/2026
Counter-Received VOM and Note dated  02/XX/2024 iao $XX. Condition remains, commitment dated 03/XX/2026 reflects item #XX items 7&8  tax liens and #XX without release would be in first lien position to the subject mortgage. Please provide evidence how there were handled/ release/satisfied. Additional conditions may apply. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded.  - Seller-06/XX/2026
Open-Property Title Issue Additional lien with XX for $XX dated XX. does not reflect as a pay off on the final HUD. Stated that is a part of cross collateral mortgage, however the release for this property was not completed. The lien would remain in front of the new mortgage. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached lien release for number 9 on the title. Please clear. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. See attached document. Page 18 of the CD provides proof that tax lien items 7 and 8 were paid off to XX (XX) at closing. Please clear. - Seller-08/XX/2026
 Ready for Review-Document Uploaded.  - Seller-06/XX/2026
																									Resolved-Received partial release resolving #XXue Diligence Vendor-08/25/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required. Months Reserves exceed minimum required - Months 69.91 Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
291	XX	XX	D	B	D	A	A	A	B	B	Closed	FCRE1157	2026-06-12 17:43	2026-06-17 13:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Missing	Resolved-Received insurance policy and RCE. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached HOI for subject is highlighted and RCE is attached also - Seller-06/XX/2026

																							Open-Missing Hazard Insurance Policy Hazard Insurance Policy is Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached HOI for subject is highlighted and RCE is attached also - Seller-06/XX/2026	Resolved-Received insurance policy and RCE. - Due Diligence Vendor-06/17/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required. Months Reserves exceed minimum required - Months 69.91 Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
291	XX	XX	D	B	D	A	A	A	B	B	Closed	FPRO9876	2026-06-12 17:38	2026-06-15 11:47	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% XX B Grade	Waived-Originator exception granted to allow additional review product exceeds variance , Non-material waiver applied with comp factors - Due Diligence Vendor-06/XX/2026

																							Open-XX value equals B, secondary product within tolerance. This finding will be rated a B for XX. All other agencies will be rated as A. - Due Diligence Vendor-06/XX/2026		Waived-Originator exception granted to allow additional review product exceeds variance , Non-material waiver applied with comp factors - Due Diligence Vendor-06/15/2026	Credit history exceeds minimum required - Credit history/FICO exceeds minimum required. Months Reserves exceed minimum required - Months 69.91 Reserves exceed minimum required			ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	XX
202	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
266	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-06-15 11:02	2026-06-17 15:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Receive tax preparer letter confirming ownership percentage and length of business. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-Borrower 1 CPA Letter Missing Missing CPA letter verifying time in business and ownership percentage. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Receive tax preparer letter confirming ownership percentage and length of business. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 705

LTV is less than guideline maximum - Required is 80 Borrower has 58.88

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 8.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
266	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-06-12 11:51	2026-06-17 08:31	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The credit report was cured. The discount went from $3403.75 to $5250 due to the change in the loan type & the interest rate being changed - see attached - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,896.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $1896.50 (Points and Credit report) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1846.25, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Final CD provided a $50.25 credit for increase in closing costs to cover the Credit report increase. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The credit report was cured. The discount went from $3403.75 to $5250 due to the change in the loan type & the interest rate being changed - see attached - Seller-06/XX/2026

Resolved-Received PCCD 06/16/2026. Finding Resolved. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 705

LTV is less than guideline maximum - Required is 80 Borrower has 58.88

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 8.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
266	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3635	2026-06-12 11:51	2026-06-17 08:31	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached and advise  - Seller-06/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($590.00) exceed the comparable charges ($465.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached and advise - Seller-06/XX/2026	Resolved-Received PCCD 06/16/2026. Finding Resolved. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 705

LTV is less than guideline maximum - Required is 80 Borrower has 58.88

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 8.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
266	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-06-12 11:51	2026-06-17 08:28	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation fees decreased with lock. not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. the lender credit went from $1459 to a discount of $3403.75 with a cure of $50.25 for the credit report fee - the change was for the float to lock - see attached  - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($50.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,459.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $1459 to $50.25 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1408.75, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. the lender credit went from $1459 to a discount of $3403.75 with a cure of $50.25 for the credit report fee - the change was for the float to lock - see attached - Seller-06/XX/2026

Resolved-Received explanation fees decreased with lock. not listed on COC. Finding Resolved. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 705

LTV is less than guideline maximum - Required is 80 Borrower has 58.88

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 8.53		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	MA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
263	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated
209	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	purchase	NA
287	XX	XX	C	A	A	A	A	A	C	A	Closed	FVAL2477	2026-06-15 07:22	2026-06-16 15:08	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-Received 50 page complete appraisal report. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026

Open-Only partial Appraisal provided, missing several pages from beginning of report. Additional conditions may apply. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received 50 page complete appraisal report. - Due Diligence Vendor-06/16/2026	LTV is less than guideline maximum - Required is 65 Borrower has 59.36 Required is 65 Borrower has 59.36

																										Months Reserves exceed minimum required - Months reserves required is 0; qualifying reserves is 34.15 months.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
288	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NH	Investment	Refinance	Cash Out - Other
294	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-06-15 11:25	2026-06-17 14:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received i797 reflecting i-551 extended 36mo from expiration date. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached I-797 and confirmation the application for the replacement card has been paid for, received by the INS and in process. No further documentation is required to clear this issue.  - Seller-06/XX/2026

Open-Borrower Citizenship Documentation Is Missing Green card is expired - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached I-797 and confirmation the application for the replacement card has been paid for, received by the INS and in process. No further documentation is required to clear this issue. - Seller-06/XX/2026

Resolved-Received i797 reflecting i-551 extended 36mo from expiration date. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 758

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.055 Required is 0.8 Borrower has 1.055		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NJ	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
316	XX	XX	D	A	A	A	A	A	D	A	Closed	FPRO1242	2026-06-15 12:44	2026-06-17 14:31	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received appraisal report completed subject to, also provided 1004d and FNMA UCDP with CU score 1 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-Appraisal is Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received appraisal report completed subject to, also provided 1004d and FNMA UCDP with CU score 1 - Due Diligence Vendor-06/17/2026	Months Reserves exceed minimum required - Lender minimum reserves 3m PITIA, borrower reserves 28.53m.

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 752 Required is 700 Borrower has 752		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
319	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA
208	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-06-12 13:57	2026-06-16 13:13	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock extension COC, Lender Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $7467.58 to $4850.98 due to the lock extension - see attached - Seller-06/XX/2026

																							Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,850.98) does not exceed or equal the comparable sum of specific and non-specific lender credits ($7,467.58). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $7,467.58 to $4,850.98 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $2,616.60, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $7467.58 to $4850.98 due to the lock extension - see attached - Seller-06/XX/2026	Resolved-Received explanation that lender credit decreased with lock extension COC, Lender Credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 66.39 Qualifying DTI below maximum allowed - Required is 50 Borrower has 25.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
208	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-06-12 15:14	2026-06-16 13:13	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 06/XX/2026 correcting payee in section B. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-06/XX/2026

																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. ----- Third Party Processing Fee in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 06/XX/2027. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-06/XX/2026	Resolved-Received PCCD 06/15/2026 correcting payee in section B. Finding Resolved. - Due Diligence Vendor-06/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 66.39 Qualifying DTI below maximum allowed - Required is 50 Borrower has 25.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
208	XX	XX	C	A	A	A	C	A	A	A	Closed	FCOM0014	2026-06-12 14:58	2026-06-16 12:54	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence appraisal delivered to borrower a minimum of 3 days prior to closing	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The appraisal report was completed on 05/XX/26 with an email sent to the borrower on 05/05 (see attached) - Seller-06/XX/2026

																							Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The appraisal report was completed on 05/XX/26 with an email sent to the borrower on 05/05 (see attached) - Seller-06/XX/2026	Resolved-Received notification of value sent. Finding Resolved. - Due Diligence Vendor-06/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 66.39 Qualifying DTI below maximum allowed - Required is 50 Borrower has 25.89		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
322	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1506	2026-06-15 14:04	2026-06-17 13:40	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received CTEC letter and rent free letter - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. items are uploaded, please clear  - Seller-06/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. 1. A rent-free letter is required. The signor must be the property owner or lessee and must provide evidence of ownership or their lease.
2. Missing CTEC letter to coincide with the P&L. The preparer must attest to its accuracy, confirm a minimum of one (1) year of business existence, and indicate the borrower's ownership percentage. This information was missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. items are uploaded, please clear - Seller-06/XX/2026	Resolved-Received CTEC letter and rent free letter - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 786

LTV is less than guideline maximum - Required is 80 Borrower has 52.59

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.4		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
322	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-15 13:08	2026-06-17 13:38	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received rent free letter and validation of ownership of property. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached rent free letter - Seller-06/XX/2026

Open-Housing History Does Not Meet Guideline Requirements A rent-free letter is required. The signor must be the property owner or lessee and must provide evidence of ownership or their lease. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached rent free letter - Seller-06/XX/2026	Resolved-Received rent free letter and validation of ownership of property. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 786

LTV is less than guideline maximum - Required is 80 Borrower has 52.59

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.4		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
322	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-06-15 13:04	2026-06-17 13:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CTEC letter - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached CPA Letter  - Seller-06/XX/2026

Open-Borrower 1 CPA Letter Missing Missing CTEC letter to coincide with the P&L. The preparer must attest to its accuracy, confirm a minimum of one (1) year of business existence, and indicate the borrower's ownership percentage. This information was missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached CPA Letter - Seller-06/XX/2026	Resolved-Received CTEC letter - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 786

LTV is less than guideline maximum - Required is 80 Borrower has 52.59

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 43.4		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
239	XX	XX	C	B	C	A	A	A	B	B	Closed	FVAL5524	2026-06-16 10:39	2026-06-23 13:10	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Property	Resolved-After further review- GL 8.1.4 states that ADU classification is determined by the county and the appraiser, rather than by the physical unit count alone. The appraiser notes that both the ADU and SB9 units have valid permits, which supports the conclusion that XX County authorized the construction of the additional units on the property. Furthermore, the appraiser provided the required comparable sales and demonstrated that the improvements are typical for the market and compliant with applicable zoning regulations. Properties with multiple ADUs are not considered ineligible per G/L and for rental income on a refinance — a copy of the lease is not required if the appraiser lists the rent on Form 1007. - Due Diligence Vendor-06/XX/2026

Counter-Received rebuttal.  Section 8.1.4 and 8.4 of the XX DSCR guidelines does not state that more than 1 ADU (or additional units exceeding 1) are allowed. The subject property is a SFR with an ADU and an SB9, and the borrower was qualified using rental income from all three units. As a result, the property is not eligible per the guidelines due to having an SB9. - Due Diligence Vendor-06/XX/2026

Ready for Review-GL 8.1.4 states that ADU classification is determined by the county and the appraiser, rather than by the physical unit count alone. The appraiser notes that both the ADU and SB9 units have valid permits, which supports the conclusion that XX County authorized the construction of the additional units on the property. Furthermore, the appraiser provided the required comparable sales and demonstrated that the improvements are typical for the market and compliant with applicable zoning regulations. - Seller-06/XX/2026

Open-Section 8.1.4 of the XX DSCR guidelines does not state that more than 1 ADU (or additional units exceeding 1) are allowed. The subject property is a SFR with an ADU and an SB9, and the borrower was qualified using rental income from all three units. As a result, the property is not eligible per the guidelines due to having an SB9. - Due Diligence Vendor-06/XX/2026	Ready for Review-GL 8.1.4 states that ADU classification is determined by the county and the appraiser, rather than by the physical unit count alone. The appraiser notes that both the ADU and SB9 units have valid permits, which supports the conclusion that XX authorized the construction of the additional units on the property. Furthermore, the appraiser provided the required comparable sales and demonstrated that the improvements are typical for the market and compliant with applicable zoning regulations. - Seller-06/XX/2026
Resolved-After further review- GL 8.1.4 states that ADU classification is determined by the county and the appraiser, rather than by the physical unit count alone. The appraiser notes that both the ADU and SB9 units have valid permits, which supports the conclusion that XX County authorized the construction of the additional units on the property. Furthermore, the appraiser provided the required comparable sales and demonstrated that the improvements are typical for the market and compliant with applicable zoning regulations. Properties with multiple ADUs are not considered ineligible per G/L and for rental income on a refinance — a copy of the lease is not required if the appraiser lists the rent on Form 1007. - Due Diligence Vendor-06/23/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 741

																										On time mortgage history exceeds guideline requirement - 0x30x12 required - borrower has 2 mortgages 0x30x36+			ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
239	XX	XX	C	B	C	A	A	A	B	B	Closed	FPRO9876	2026-06-15 13:19	2026-06-15 23:11	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% XX B Grade	Waived-XX value equals B, secondary product within tolerance. This finding will be rated a B for XX. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-06/XX/2026	Waived-XX value equals B, secondary product within tolerance. This finding will be rated a B for XX. All other agencies will be rated as A. The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-06/15/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 741

																										On time mortgage history exceeds guideline requirement - 0x30x12 required - borrower has 2 mortgages 0x30x36+			ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	Originator Post-Close	No	XX
313	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other
283	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1199	2026-06-22 09:57	2026-06-22 10:00	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Loan Amount is greater than Guideline Maximum Loan Amount	Resolved-Audited Loan Amount is less than or equal to the Guideline Maximum Loan Amount of $2500000 - Due Diligence Vendor-06/XX/2026

Open-Audited Loan Amount is greater than the Guideline Maximum Loan Amount of $1000000 - Due Diligence Vendor-06/XX/2026	Resolved-Audited Loan Amount is less than or equal to the Guideline Maximum Loan Amount of $2500000 - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776

LTV is less than guideline maximum - Required is 75 Borrower has 40.42

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.067 verified.			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
283	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1108	2026-06-22 09:23	2026-06-22 09:25	Resolved	1 - Information	C	A	Credit	Closing	Calculated Initial Payment and Initial Principal and Interest Payment do not match	Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within $0.01 variance. - Due Diligence Vendor-06/XX/2026

Open-Calculated Initial P&I Payment Amount does not match Initial P&I Payment Amount (Variance exceeds $0.01) - Due Diligence Vendor-06/XX/2026	Resolved-Calculated Initial P&I Payment Amount matches Initial Payment Amount or is within $0.01 variance. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 776

LTV is less than guideline maximum - Required is 75 Borrower has 40.42

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.067 verified.			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
230	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	Refinance	Cash Out - Other
262	XX	XX	C	A	A	A	A	A	C	A	Closed	FPRO0010	2026-06-12 17:07	2026-06-18 15:15	Resolved	1 - Information	C	A	Property	Value	AVM Confidence Score is under 90%	Resolved-The file contains a CDA with a value of $XX which supports the appraised value. The file also has an AVM with a confidence score of 78%. Value is supported by the CDA which is a superior product to the AVM. - Due Diligence Vendor-06/XX/2026
Ready for Review-We respectfully disagree. There are no stipulations in the guidelines that the AVM and CDA cannot be from the same company. Furthermore, the AVM is computer generated review; whereas, the CDA is reviewed by an appraiser.   - Seller-06/XX/2026
Open-The confidence score does not meet guides, and a desk review is required. The AVM confidence score was not within 90%, however the estimated value was higher than the appraised value. Also, a desk review was provided, supporting the value, but the desk review was performed by XX whom also performed the AVM report. - Due Diligence Vendor-06/XX/2026	Ready for Review-We respectfully disagree. There are no stipulations in the guidelines that the AVM and CDA cannot be from the same company. Furthermore, the AVM is computer generated review; whereas, the CDA is reviewed by an appraiser. - Seller-06/XX/2026

Resolved-The file contains a CDA with a value of $XX which supports the appraised value. The file also has an AVM with a confidence score of 78%. Value is supported by the CDA which is a superior product to the AVM. - Due Diligence Vendor-06/17/2026
Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 727

LTV is less than guideline maximum - Required is 75 Borrower has 65

																										DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR of 1.025% is greater than 0.80 min Required is 0.8 Borrower has 1.025			ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
306	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
308	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-15 14:41	2026-06-23 09:56	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received payoff that does not show any late charges/fees, all payments were on time. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The subject property was purchased in May 2025, with the first mortgage payment due on 08/XX/25. Therefore, the two uploaded XX mortgage statements reflect the available payment history from 08/XX/25 through 05/XX/26 (under the account history). Additionally, the payoff demand has been provided and supports that the loan has been paid as agreed, as it does not reflect any late payments, delinquent amounts, or late charges. Apologies for uploading the incorrect information in the prior response.  - Seller-06/XX/2026
Counter-Received documentation regarding primary residence.  Missing 12 month VOM for subject.  XX was paid in full on final settlement state and opened 5/XX/25 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded.  - Seller-06/XX/2026
Ready for Review-Document Uploaded. B1 - xx - The borrower has owned the property free and clear since 03/XX/25 (1 year and 3/mo). Therefore, a mortgage rating is not required. See the attached buyer's final settlement statement and property profile reflecting no lien was taken against the property. (B2) lives rent free (see the LOE signed by spouse and property profile to support not on title)  - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Provide 12 month payment history for subject property or VOM. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The subject property was purchased in May 2025, with the first mortgage payment due on 08/XX/25. Therefore, the two uploaded XX mortgage statements reflect the available payment history from 08/XX/25 through 05/XX/26 (under the account history). Additionally, the payoff demand has been provided and supports that the loan has been paid as agreed, as it does not reflect any late payments, delinquent amounts, or late charges. Apologies for uploading the incorrect information in the prior response. - Seller-06/XX/2026
 Ready for Review-Document Uploaded.  - Seller-06/XX/2026
 Ready for Review-Document Uploaded. B1 - XX - The borrower has owned the property free and clear since 03/XX/25 (1 year and 3/mo). Therefore, a mortgage rating is not required. See the attached buyer's final settlement statement and property profile reflecting no lien was taken against the property. (B2) lives rent free (see the LOE signed by spouse and property profile to support not on title)  - Seller-06/XX/2026
Resolved-Received payoff that does not show any late charges/fees, all payments were on time. - Due Diligence Vendor-06/23/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 770.
 Required is 700 Borrower has 770

LTV is less than guideline maximum - Maximum LTV is 80%; Borrower LTV is 73.28%
 Required is 80 Borrower has 73.28

DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.286%.
																										Required is 0.8 Borrower has 1.286		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
197	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1115	2026-06-12 13:27	2026-06-18 16:26	Resolved	1 - Information	C	A	Credit	Closing	Security Instrument Date is greater than current date	Resolved-Upon further review, the notary date is the same as the signature date of the borrowers. - Due Diligence Vendor-06/XX/2026

Ready for Review-Not a valid finding, Lender notes “Notarization date is evidence—not authority—over the effective date.”, Although the Security instrument reflects a print date and borrowers’ signatures attested, witnessed and date stamped by the notary, these are parts of the process of legally binding the mortgage obligation, however it does not take effect until the disbursement of loan funds are issued (after lender review & wires funds to the closing agent), and not until after the recording of same mortgage is completed does the borrower take ownership of the obligation on subject property (transaction is refinance).  Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Open-Security Instrument Date is greater than the transaction date of 06-08-2026 Notary date is 6/XX/26 prior to note date - Due Diligence Vendor-06/XX/2026	Ready for Review-Not a valid finding, Lender notes “Notarization date is evidence—not authority—over the effective date.”, Although the Security instrument reflects a print date and borrowers’ signatures attested, witnessed and date stamped by the notary, these are parts of the process of legally binding the mortgage obligation, however it does not take effect until the disbursement of loan funds are issued (after lender review & wires funds to the closing agent), and not until after the recording of same mortgage is completed does the borrower take ownership of the obligation on subject property (transaction is refinance). Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Resolved-Upon further review, the notary date is the same as the signature date of the borrowers. - Due Diligence Vendor-06/18/2026	Months Reserves exceed minimum required - 124.37 months of reserves exceeds the 6 months minimum required.

																										Credit history exceeds minimum required - Credit History = 186 Months Minimum Credit History = 12 Months			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
238	XX	XX	D	A	D	A	A	A	D	A	Closed	FPRO1242	2026-06-15 15:44	2026-07-24 11:17	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received AVM supporting value - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-Appraisal is Missing Missing the additional Valuation Report since one of the Submission Summary Report (SSR) is greater than 2.5. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received AVM supporting value - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 801 Required is 700 Borrower has 801

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70

																										DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.8 Borrower has 1.158. Required is 0.8 Borrower has 1.158		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
238	XX	XX	D	A	D	A	A	A	D	A	Closed	FCRE0053	2026-06-15 15:44	2026-07-24 11:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Rider Missing based on Property Type selected	Resolved-Received Condo Rider - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-Rider Missing from DOT screen based on Property Type selected on Property Page. Missing the Condo Rider from the Mortgage. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received Condo Rider - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 801 Required is 700 Borrower has 801

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70

																										DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.8 Borrower has 1.158. Required is 0.8 Borrower has 1.158		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
238	XX	XX	D	A	D	A	A	A	D	A	Closed	FCRE1509	2026-06-15 16:12	2026-06-18 16:33	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Note Document	Resolved-Received executed promissory note - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-Missing the complete signed Note. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received executed promissory note - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 700 Borrower has 801 Required is 700 Borrower has 801

LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70

																										DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.8 Borrower has 1.158. Required is 0.8 Borrower has 1.158		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
216	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE2244	2026-06-15 18:32	2026-06-26 16:54	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-After further review- although the Appraiser notes the few planks that are rotted on the deck need to be changed with a cost to cure of $200- the appraisal report is made As Is with no health or safety issues noted. No deferred maintenance was noted either, just normal wear and tear. Current Appraisal report in file is sufficient confirmation that there are no health, safety or habitability issues present. - Due Diligence Vendor-06/XX/2026

Ready for Review-An appraisal completed AS IS is sufficient confirmation that there are no health and safety issues present. - Seller-06/XX/2026

Counter-Received rebuttal.  Missing confirmation planks have been replaced.  Appraiser provides only photos and cost to cure and does not confirm no health and safety issues present.  Photos support health and safety issue.   - Due Diligence Vendor-06/XX/2026

Ready for Review-We respectfully disagree. According to the appraiser, see page 1 of the appraisal uploaded with the loan file "No deferred maintenance just normal wear and tear. Few planks rotted on the deck needs to be changed cost to cure $200.". As such, the issue is immaterial and as the cost to cure is minimal further supported by the fact the appraisal was completed AS IS.  - Seller-06/XX/2026

Open-Property Issues are identified for the property Missing proof that the rotted plank boards on the deck have been replaced, as this would be considered a health & safety issue. Upon receipt additional conditions maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-An appraisal completed AS IS is sufficient confirmation that there are no health and safety issues present. - Seller-06/XX/2026

 Ready for Review-We respectfully disagree. According to the appraiser, see page 1 of the appraisal uploaded with the loan file "No deferred maintenance just normal wear and tear. Few planks rotted on the deck needs to be changed cost to cure $200.". As such, the issue is immaterial and as the cost to cure is minimal further supported by the fact the appraisal was completed AS IS.  - Seller-06/XX/2026

Resolved-After further review- although the Appraiser notes the few planks that are rotted on the deck need to be changed with a cost to cure of $200- the appraisal report is made As Is with no health or safety issues noted. No deferred maintenance was noted either, just normal wear and tear. Current Appraisal report in file is sufficient confirmation that there are no health, safety or habitability issues present. - Due Diligence Vendor-06/26/2026

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 749 Required is 680 Borrower has 749

LTV is less than guideline maximum - Max LTV  is 80 Borrower has 75 Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.3 Required is 50 Borrower has 39.3			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
233	XX	XX	B	B	B	A	B	B	A	A	Closed	FCRE1183	2026-06-15 19:32	2026-06-18 09:36	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-After further review, updated 1008 provided with credit score updated- resolved - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached updated 1008, 686 FICO may go up to 85%LTV, no changes to lock  - Seller-06/XX/2026

Open-Approval/Underwriting Summary Partially Provided Correct 1008 with the New Credit score; the credit report dated 1/XX/2026 is expired. Verify if this changes the current lock. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached updated 1008, 686 FICO may go up to 85%LTV, no changes to lock - Seller-06/XX/2026	Resolved-After further review, updated 1008 provided with credit score updated- resolved - Due Diligence Vendor-06/18/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.08

Qualifying FICO score is at least 20 points above minimum for program -  Required is 660 Borrower has 686

																										LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
233	XX	XX	B	B	B	A	B	B	A	A	Closed	FCOM1266	2026-06-15 12:53	2026-06-15 12:53	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Waived-Homeownership Counseling Disclosure Is Missing -----If Homeownership Counseling Disclosure with 10 agencies is missing but the Acknowledgement Receipt with website is in file - Due Diligence Vendor-06/XX/2026	Waived-Homeownership Counseling Disclosure Is Missing -----If Homeownership Counseling Disclosure with 10 agencies is missing but the Acknowledgement Receipt with website is in file - Due Diligence Vendor-06/15/2026

Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.08

Qualifying FICO score is at least 20 points above minimum for program -  Required is 660 Borrower has 686

																										LTV is less than guideline maximum - Required is 80 Borrower has 75			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	Originator Post-Close	No	XX
258	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1175	2026-06-16 22:34	2026-06-25 14:19	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on HO6 Master Policy does not match HOA Name	Resolved-Master insurance policy was updated. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. see attached which includes XX LLC  - Seller-06/XX/2026
																							Open-Named Insured on HO-6 Master Insurance Policy does not match HOA Name Loan closed under vesting as an LLC. HOI Evidence of Insurance lists insured as XX. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see attached which includes XX - Seller-06/XX/2026	Resolved-Master insurance policy was updated. - Due Diligence Vendor-06/25/2026	DSCR % greater than 1.20 - DSCR is 2.151 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 761		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
258	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1156	2026-06-16 22:34	2026-06-25 14:16	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on Hazard Insurance does not match Borrower(s) Name(s)	Resolved-Additional Interest reflected the LLC - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. see attached it includes the borrower's LLC - XX  - Seller-06/XX/2026
																							Open-Named Insured does not match Borrower(s) Name(s) Loan closed under vesting as an LLC. HOI Evidence of Insurance lists insured as XX. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see attached it includes the borrower's LLC - XX - Seller-06/XX/2026	Resolved-Additional Interest reflected the LLC - Due Diligence Vendor-06/25/2026	DSCR % greater than 1.20 - DSCR is 2.151 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 761		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
424	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-06-15 11:28	2026-06-22 10:23	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Upon further review, the Mortgage is assignment of rents and security Agreement. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Lender notes the subject loan is a business purpose loan, DSCR commercial loan type and does not require the 1-4 family rider and prepay penalty riders. Please see attached copy of the mortgage with the legal description attached - Seller-06/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing 1-4 Family Rider in file and Prepayment Penalty Rider. Upon receipt additional information may be required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the subject loan is a business purpose loan, DSCR commercial loan type and does not require the 1-4 family rider and prepay penalty riders. Please see attached copy of the mortgage with the legal description attached - Seller-06/XX/2026

Resolved-Upon further review, the Mortgage is assignment of rents and security Agreement. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745

DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.24

																										LTV is less than guideline maximum - Required is 75 Borrower has 66.96		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	ME	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
424	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1181	2026-06-16 18:23	2026-06-22 10:20	Resolved	1 - Information	C	A	Credit	Insurance	Subject loan is in Flood Zone and Notice of Special Flood Hazard Disclosure Not Completed	Resolved-Received Notice. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see the attached tracking system showing the Flood certificate was included in the 03.03.2026 delivered docs and signed on 03.04.2026. Furthermore, lender meets the requirement to retain record of receipt or delivery, not a signed acknowledgment, and Timing – “Within a Reasonable Time Before Closing” The notice must be provided:  • Within a reasonable time before completion of the transaction, • Early enough to allow the borrower to obtain flood insurance, if required. - Seller-06/XX/2026

Open-Subject Property is in Flood Zone AE but Notice of Special Flood Hazard Disclosure was not provided Missing all pages of the Notice of Special Flood Hazard Disclosure. Upon receipt additional information may be required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see the attached tracking system showing the Flood certificate was included in the 03.03.2026 delivered docs and signed on 03.04.2026. Furthermore, lender meets the requirement to retain record of receipt or delivery, not a signed acknowledgment, and Timing – “Within a Reasonable Time Before Closing” The notice must be provided: • Within a reasonable time before completion of the transaction, • Early enough to allow the borrower to obtain flood insurance, if required. - Seller-06/XX/2026

Resolved-Received Notice. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745

DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.24

																										LTV is less than guideline maximum - Required is 75 Borrower has 66.96		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	ME	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
424	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0140	2026-06-17 10:12	2026-06-22 10:18	Resolved	1 - Information	C	A	Credit	Eligibility	DSCR loan does not meet program guidelines	Resolved-Received revised 1008 without income. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Lender notes the Borrower’s income, if any, is not a qualifying factor and has no qualifying circumstances. Please see attached 1008 with no income  - Seller-06/XX/2026

Open-The 1008 reflects income for the borrower. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the Borrower’s income, if any, is not a qualifying factor and has no qualifying circumstances. Please see attached 1008 with no income - Seller-06/XX/2026

Resolved-Received revised 1008 without income. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 745

DSCR =/> 1.00 and minimum is 0.85 or Less - . Required is 0.8 Borrower has 1.24

																										LTV is less than guideline maximum - Required is 75 Borrower has 66.96		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	ME	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
186	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-06-15 12:12	2026-06-18 16:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received Permanent Resident Card. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

Open-Borrower Citizenship Documentation Is Missing Missing Residence Alien Documentation for co-borrower as he is a-permanent resident. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received Permanent Resident Card. - Due Diligence Vendor-06/18/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 803 which exceeds the minimum of 700 Required is 700 Borrower has 803

																										LTV is less than guideline maximum - LTV of 75% is below the maximum of 70% allowed per guidelines Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	AZ	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
205	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-06-17 11:26	2026-06-26 15:14	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator provided a waiver for exceeding LTV per GL, applied to non material finding with comp factors - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 75% CLTV - Seller-06/XX/2026
Open-Audited LTV of 78.75% exceeds Guideline LTV of 75% Appraisal states value of $XX. 1008/CD show value of $525000. LTV is based on value of appraisal provided and does not meet guidelines. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached exception allowing the loan to close with a 75% CLTV - Seller-06/XX/2026	Waived-Originator provided a waiver for exceeding LTV per GL, applied to non material finding with comp factors - Due Diligence Vendor-06/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 757 Required is 700 Borrower has 757

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.406 Required is 0.8 Borrower has 1.406	* DSCR > 1.2 * FICO is 20 points > than Min Required *3+ months reserves > Min Required	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
221	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1441	2026-06-17 15:22	2026-06-29 12:33	Resolved	1 - Information	C	A	Credit	Eligibility	Delinquent Credit History Does Not Meet Guideline Requirements	Resolved-Delinquent Credit History Meets Guideline Requirements as the foreclosure proceeding was not completed. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Reviewed the file and noticed that the UW did verify that the borrower had no late payments in the last 12 months and that the loan was not in foreclosure at the time the loan funded.  Please note that the Foreclosure waiting period is based on completed foreclosures; since the foreclosure was not completed on this loan, and the documentation shows the loan was brought current with 12 timely payments made, it is our position that the credit requirement for this loan was met.

Please see attached Credit Supplements confirming the 12 month payment history and that the loan was no longer in foreclosure at the time of funding.
 - Seller-06/XX/2026
Counter-Received updated credit supplement and payment history.  Foreclosure proceedings dated 4/2025, loan does not meet 24 month seasoning requirement for Coffee XX matrix 3/XX/2026. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached supporting docs show XX mortgage brought current - Seller-06/XX/2026
Open-Delinquent Credit History Does Not Meet Guideline Requirements Mortgage with XX is reflecting Foreclosure proceedings started. Borrower has made the last 12 months mortgage history with no lates. Provide proof loan is not in Foreclosure. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Reviewed the file and noticed that the UW did verify that the borrower had no late payments in the last 12 months and that the loan was not in foreclosure at the time the loan funded. Please note that the Foreclosure waiting period is based on completed foreclosures; since the foreclosure was not completed on this loan, and the documentation shows the loan was brought current with 12 timely payments made, it is our position that the credit requirement for this loan was met.

Please see attached Credit Supplements confirming the 12 month payment history and that the loan was no longer in foreclosure at the time of funding.
 - Seller-06/XX/2026

 Ready for Review-Document Uploaded. Please see attached supporting docs show XX mortgage brought current - Seller-06/XX/2026

																									Resolved-Delinquent Credit History Meets Guideline Requirements as the foreclosure proceeding was not completed. - Due Diligence Vendor-06/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 743 LTV is less than guideline maximum - Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
221	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0157	2026-06-17 09:16	2026-06-25 15:20	Resolved	1 - Information	C	A	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Resolved-Received evidence- Conditional approval date is 04/XX/2026. XX reflects property listing removed 05/XX/2026. Appraisal effective 5/XX/2026 report signed 05/XX/2026. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached property is still off market status. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
Counter-Received loe and screen shot.  Missing proof property was removed from MLS listing prior to approval meeting guidelines 5.3 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached - no Listing status - Seller-06/XX/2026
Open-Loan does not meet guideline requirements for loans listed for sale. Provide proof that the subject was removed from listing. Appraisal reflects subject is currently listed for sale. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached property is still off market status. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

 Ready for Review-Document Uploaded. Please see attached - no Listing status - Seller-06/XX/2026

Resolved-Received evidence- Conditional approval date is 04/29/2026. XX reflects property listing removed 05/22/2026. Appraisal effective 5/18/2026 report signed 05/22/2026. - Due Diligence Vendor-06/25/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 743 LTV is less than guideline maximum - Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
273	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
278	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
284	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other
307	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-16 14:18	2026-06-26 10:31	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Mortgage statement provided, which corresponds to the statement history. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached mortgage statement which includes the property address.  - Seller-06/XX/2026
Counter-Received statement of account from XX.  Statement does not reflect property address and balance does not mirror title lien.  Please provide corresponding statement reflecting property address or VOM.  - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Provide missing 6 month satisfactory mortgage history for subject property. Subject was purchased 4/2025. Mortgage history provided was from 12/XX/25 - 5/XX/26. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached mortgage statement which includes the property address. - Seller-06/XX/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																									Resolved-Mortgage statement provided, which corresponds to the statement history. - Due Diligence Vendor-06/26/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 770 Months Reserves exceed minimum required - Min 0, actual 1.18		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
302	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	OH	Investment	Refinance	Cash Out - Other
314	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE5674	2026-06-16 16:10	2026-06-25 16:30	Resolved	1 - Information	C	A	Credit	Title	Fraud: Potential Ownership Issues identified in file	Resolved-per Fannie Mae a child can purchase a home for elderly parents or disabled adult children with owner-occupied benefits, even if you don't live in the property. The borrower is purchasing the property for their parents. - Due Diligence Vendor-06/XX/2026

Ready for Review-per Fannie Mae a child can purchase a home for elderly parents or disabled adult children with owner-occupied benefits, even if you don't live in the property.  The borrower is purchasing the property for their parents. - Due Diligence Vendor-06/XX/2026

Ready for Review-Lender notes the Borrower is purchasing the Subject property as an arm’s length transaction not from Parents (just to be clear), See trust cert reflecting authorized signor, has no relation between buyer and seller.  Borrower is purchasing the home for Parents as a Primary.. FNMA guide states:  The Borrower’s is purchasing the home for parents, the borrower can be considered the owner-occupant even if they do not live in the property. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Open-UW notes on the 1008 state “Son (borrower) is purchasing home for parents”. The borrower stated the subject property would be his primary, however he currently owns a primary with his spouse. There is nothing in the file to support that he will be living in the subject property, nor what the intent is for the current primary. - Due Diligence Vendor-06/XX/2026	Ready for Review-Lender notes the Borrower is purchasing the Subject property as an arm’s length transaction not from Parents (just to be clear), See trust cert reflecting authorized signor, has no relation between buyer and seller. Borrower is purchasing the home for Parents as a Primary.. FNMA guide states: The Borrower’s is purchasing the home for parents, the borrower can be considered the owner-occupant even if they do not live in the property. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Resolved-per Fannie Mae a child can purchase a home for elderly parents or disabled adult children with owner-occupied benefits, even if you don't live in the property. The borrower is purchasing the property for their parents. - Due Diligence Vendor-06/22/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759

																										Credit history exceeds minimum required - Credit history exceeds minimum required by 0x30>than 99 months.		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
314	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-06-16 15:59	2026-06-22 14:54	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Per the guidelines, Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third party payments. Received documentation that a third party is paying the mortgage on property 3A and was excluded from the DTI resulting in the DTI being within guidelines. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Lender notes the XX is paid by another party (spouse) and documented with the attached supporting payment which meets the NON QM guideline section 7.1 -  Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third-party payments (canceled checks or bank statements). ***Our borrower is not on the XX account xxxXX that pays the mortgage. See attached  - Seller-06/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. DTI discrepancy - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the XX is paid by another party (spouse) and documented with the attached supporting payment which meets the NON QM guideline section 7.1 - Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third-party payments (canceled checks or bank statements). ***Our borrower is not on the XX account xxxXX that pays the mortgage. See attached - Seller-06/XX/2026

Resolved-Per the guidelines, Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third party payments. Received documentation that a third party is paying the mortgage on property 3A and was excluded from the DTI resulting in the DTI being within guidelines. - Due Diligence Vendor-06/22/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759

																										Credit history exceeds minimum required - Credit history exceeds minimum required by 0x30>than 99 months.		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
314	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1193	2026-06-16 16:04	2026-06-22 14:54	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Per the guidelines, Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third party payments. Received documentation that a third party is paying the mortgage on property 3A and was excluded from the DTI resulting in the DTI being within guidelines. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Lender notes the XX is paid by another party (spouse) and documented with the attached supporting payment which meets the NON QM guideline section 7.1 -  Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third-party payments (canceled checks or bank statements). ***Our borrower is not on the XX account xxxXX that pays the mortgage. See attached  - Seller-06/XX/2026
Open-Audited DTI of 68.58% exceeds Guideline DTI of 50% UW notes on the 1008 state "excluding XX-paid out of wife's joint account". Mortgage Statement in file supports the borrower is on the mortgage and is responsible for payment of the mortgage. There is no documentation that was provided to support the exclusion of the debt. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Lender notes the XX is paid by another party (spouse) and documented with the attached supporting payment which meets the NON QM guideline section 7.1 - Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third-party payments (canceled checks or bank statements). ***Our borrower is not on the XX account xxxXX that pays the mortgage. See attached - Seller-06/XX/2026

Resolved-Per the guidelines, Debts paid by another party for the prior six (6) months may be excluded with documentation of consistent third party payments. Received documentation that a third party is paying the mortgage on property 3A and was excluded from the DTI resulting in the DTI being within guidelines. - Due Diligence Vendor-06/22/2026

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759

																										Credit history exceeds minimum required - Credit history exceeds minimum required by 0x30>than 99 months.		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
314	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-06-15 10:36	2026-06-17 10:27	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759

																										Credit history exceeds minimum required - Credit history exceeds minimum required by 0x30>than 99 months.			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
166	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
237	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-17 12:16	2026-06-22 13:27	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received rebuttal, Upon further review CBR 0x30 54mo, mort statement reflects ND due 5/2026, 1003initial date 04/XX/2026: mortgage rating within guidelines. - Due Diligence Vendor-06/XX/2026

Ready for Review-Lender notes the loan documented "as is" meets the 4.0 NON QM guideline section 4.6 Housing History - A Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and will be reviewed for delinquencies over the most recent 12 months.  • For all properties, the mortgage must be rated within 45 days of the application date. No further documentation is required. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

Open-Housing History Does Not Meet Guideline Requirements Provide updated mortgage statement or credit supplement to verify May payment on 1st lien primary home has been paid as agreed. - Due Diligence Vendor-06/XX/2026	Ready for Review-Lender notes the loan documented "as is" meets the 4.0 NON QM guideline section 4.6 Housing History - A Verification of Mortgage (VOM) and/or Verification of Rent (VOR) is required to support housing payment history and will be reviewed for delinquencies over the most recent 12 months. • For all properties, the mortgage must be rated within 45 days of the application date. No further documentation is required. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026

																									Resolved-Received rebuttal, Upon further review CBR 0x30 54mo, mort statement reflects ND due 5/2026, 1003initial date 04/30/2026: mortgage rating within guidelines. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.29 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 763			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
237	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7806	2026-06-17 11:05	2026-06-22 13:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received income cals for b1 and b2. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  Both Income calc worksheets - Seller-06/XX/2026

																							Open-The Borrower 1 Bank Statement Summary/Lender Worksheet is Missing Missing income calculation worksheet from lender - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached Both Income calc worksheets - Seller-06/XX/2026	Resolved-Received income cals for b1 and b2. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.29 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 763		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
237	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7807	2026-06-17 11:05	2026-06-22 13:27	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Bank Statement Summary/Lender Worksheet is Missing	Resolved-Received income cals for b1 and b2. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached Both Income calc worksheets - Seller-06/XX/2026

																							Open-The Borrower 2 Bank Statement Summary/Lender Worksheet is Missing Missing income calculation worksheet from lender - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached Both Income calc worksheets - Seller-06/XX/2026	Resolved-Received income cals for b1 and b2. - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.29 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 763		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
237	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE8013	2026-06-17 09:35	2026-06-22 12:57	Resolved	1 - Information	C	A	Credit	Eligibility	purchase Contract Issue	Resolved-Received Addendum #XX seller to credit. #XXe reduction to $XX & Seller paying commissions - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026
																							Open-Loan Purpose is purchase but purchase Contract is only Partially Provided. Need fully executed addendum to sales contract showing sales price at $XX and Seller Concessions at $20,000 per final CD. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received Addendum #XX seller to credit. #XXe reduction to $XX & Seller paying commissions - Due Diligence Vendor-06/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 33.29 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 763		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
187	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other
214	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
246	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	SC	Investment	Refinance	Cash Out - Other
256	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	AZ	Investment	purchase	NA
315	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
286	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other
289	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	OK	Investment	Refinance	Cash Out - Other
212	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-16 20:35	2026-06-25 15:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOM from Mortgagee and documentation payments 05/2026 - 05/2025 made, also included mortgagor Entity - Due Diligence Vendor-06/XX/2026
Ready for Review-Please escalate for manager to review - Seller-06/XX/2026
Counter-Received operating agreement, mortgage statement reflecting other obligated and payment history that does not match payment received.  Provide either 12 month housing history for subject or confirmation borrower nor LLC obligated to Note.   - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Lender notes Prelim verified XX LLC is the mortgagor and  mortgagee with XX Mortgage the Housing history shows paid timely meets DSCR guidelines. See attached XX, No further documentation is required. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Housing History is in the name of another person. Provide a satisfactory mortgage history for the subject property. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please escalate for manager to review - Seller-06/XX/2026
 Ready for Review-Document Uploaded. Lender notes Prelim verified XX is the mortgagor and  mortgagee with XX, LLC Mortgage the Housing history shows paid timely meets DSCR guidelines. See attached XX, No further documentation is required. Please have this expedited to be cleared as soon as possible - Seller-06/XX/2026
																									Resolved-Received VOM from Mortgagee and documentation payments 05/2026 - 05/2025 made, also included mortgagor Entity - Due Diligence Vendor-06/25/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
212	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-06-16 20:39	2026-06-22 13:52	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists Provide checks for the Underwriter(s) on the Exclusionary List. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
212	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-06-16 20:39	2026-06-22 13:52	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared Provide OFAC check on the Underwriter(s). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 788 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
227	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-06-17 12:25	2026-06-22 14:40	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received acceptable primary housing history validation. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  No lates Primary mortgage paid - Seller-06/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing - 12 month pay history on primary housing payment. Subject to additional conditions. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached No lates Primary mortgage paid - Seller-06/XX/2026	Resolved-Received acceptable primary housing history validation. - Due Diligence Vendor-06/22/2026	LTV is less than guideline maximum - Required is 75 Borrower has 67.8 Months Reserves exceed minimum required - Min 3, actual 16.31		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
192	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-06-16 11:36	2026-06-17 17:51	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/17/2026	LTV is less than guideline maximum - . Required is 70 Borrower has 53.67 Qualifying DTI below maximum allowed - . Required is 50 Borrower has 8.37			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	NC	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
198	XX	XX	C	B	C	A	C	B	B	B	Closed	FCRE7748	2026-06-29 13:56	2026-08-26 10:16	Resolved	1 - Information	C	A	Credit	Eligibility	Valuation Product Does Not Meet Guidelines	Resolved-Lender provided PC 1003 and 1008 reflecting appraised value of $XX and qualifying LTV of 73.71% - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see corrected 1003 and 1008 with correct appraised value.  We note that the LTV went down which strengthened the loan.  - Seller-08/XX/2026
Open-1008 reflects LTV 74% and qualifying value of $XX. Does not match appraised value $XX. Provide documentation to support LTV 74% and value $XX or require an updated 1008 with qualifying LTV and value. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see corrected 1003 and 1008 with correct appraised value. We note that the LTV went down which strengthened the loan. - Seller-08/XX/2026	Resolved-Lender provided PC 1003 and 1008 reflecting appraised value of $XX and qualifying LTV of 73.71% - Due Diligence Vendor-08/26/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.71 Required is 80 Borrower has 73.71

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 770 Required is 700 Borrower has 770		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
198	XX	XX	C	B	C	A	C	B	B	B	Closed	FPRO9876	2026-06-17 12:20	2026-06-29 14:27	Waived	2 - Non-Material	B	B	Property	Value	Review Product 1 > 10% OR Review Product 2 > 10% XX B Grade	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding.
 - Due Diligence Vendor-06/XX/2026

Open-XX value equals B, secondary product within tolerance. This finding will be rated a B for XX. All other agencies will be rated as A.
- Due Diligence Vendor-06/XX/2026	Waived-The file contains 2 secondary valuations of which one does not support, therefore, waiver has been applied to non-material finding. - Due Diligence Vendor-06/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.71 Required is 80 Borrower has 73.71

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 770 Required is 700 Borrower has 770			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	XX
198	XX	XX	C	B	C	A	C	B	B	B	Closed	finding-3634	2026-06-16 12:36	2026-06-23 09:59	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD 06/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded.  - Seller-06/XX/2026

Counter-Received explanation of Broker Charge with product change COC. Corrected Finding is as follows:-- Zero (0%) tolerance fees increased by $1,295.00 Mortgage Broker Fee and $123.00 Credit Report Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,295.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Final CD included a Lender credit of $123.00 for increase in closing cost above legal limit. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026

Ready for Review-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,418.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-06/XX/2026

Ready for Review-The credit report fee was cured- attached
Loan flipped to borrower paid comp- lock attached
The $1295 was added and should not have been. Please update condition once everything else is cleared.
 - Seller-06/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $19,918.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $19,795.00 Mortgage Broker Fee and $123.00 Credit Report Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $19,918.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Final CD included a Lender credit of $123.00 for increase in closing cost above legal limit. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. - Seller-06/XX/2026

 Ready for Review-The credit report fee was cured- attached
Loan flipped to borrower paid comp- lock attached
The $1295 was added and should not have been. Please update condition once everything else is cleared.
 - Seller-06/XX/2026

Cured-Received PCCD 06/22/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-06/23/2026	LTV is less than guideline maximum - Required is 80 Borrower has 73.71 Required is 80 Borrower has 73.71

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 770 Required is 700 Borrower has 770		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
203	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	Refinance	Cash Out - Other
267	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	Refinance	Cash Out - Other
259	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE6019	2026-06-17 14:59	2026-06-22 17:27	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Citizenship Documentation Not Provided	Waived-Originator provided a waiver to allow no Visa (valid passport in file), waiver applied to non-material finding with comp factors. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-06/XX/2026

																							Open-Borrower Citizenship Documentation Is Missing . Missing a valid Visa for the borrower. (required for Foreign Nationals). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Waived-Originator provided a waiver to allow no Visa (valid passport in file), waiver applied to non-material finding with comp factors. - Due Diligence Vendor-06/22/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.301 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.301 Required is 0 Borrower has 1.301	dscr greater than 1.2 -reserves 3 months above minimum	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	Originator Post-Close	Yes	XX
259	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE0045	2026-06-17 11:56	2026-06-22 12:33	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026

																							Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-06/XX/2026	Resolved-Received ACH. - Due Diligence Vendor-06/22/2026	DSCR % greater than 1.20 - Required is 0 Borrower has 1.301 DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0 Borrower has 1.301 Required is 0 Borrower has 1.301		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
183	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
224	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
323	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE0140	2026-06-17 21:07	2026-06-22 12:19	Waived	2 - Non-Material	C	B	Credit	Eligibility	DSCR loan does not meet program guidelines	Waived-Originator waiver applied to non-material finding with compensating factors- to allow for first time investor living rent free. - Due Diligence Vendor-06/XX/2026

Ready for Review-not a finding, Please clear  - Seller-06/XX/2026

Open-Exception in file to allow first time investor who lives rent free. - Due Diligence Vendor-06/XX/2026	Ready for Review-not a finding, Please clear - Seller-06/XX/2026	Waived-Originator waiver applied to non-material finding with compensating factors- to allow for first time investor living rent free. - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 727 which exceeds the minimum of 640 Required is 640 Borrower has 727

																										LTV is less than guideline maximum - LTV of 70% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 70	LTV 70% No credit lates 0x30x24 FICO 727		ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	Originator Post-Close	Yes	XX
323	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE1145	2026-06-17 20:20	2026-06-22 11:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

Open-Title Document is missing Missing title commitment for subject property. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Title Document is fully Present - Due Diligence Vendor-06/22/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 727 which exceeds the minimum of 640 Required is 640 Borrower has 727

																										LTV is less than guideline maximum - LTV of 70% is below the maximum of 75% allowed per guidelines Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
295	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	Cash Out - Other
207	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3352	2026-06-18 15:14	2026-08-05 09:25	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-06/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-06/22/2026	LTV is less than guideline maximum - LTV of 58.41% is below the maximum of 65% allowed per guidelines Required is 65 Borrower has 58.41

																										Qualifying DTI below maximum allowed - DTI of 17.51% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 17.51			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
207	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1325	2026-06-22 08:12	2026-08-04 11:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Updated income calc and approval provided. Utilizing 70% of income, - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Please see updated approval and income calculations. - Seller-08/XX/2026
Counter-Received revised 1008 ( with note b1 income based on 70% ownership) and corresponding 1003  DTI variance from 14.174 & 17.622 to 20.789 & 25.847, however condition remains as lender approval and lender income calculator ( 12mo bz bank statements) were not provided. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached Borrower qualifies at 70% income. Please see attached   - Seller-07/XX/2026
Counter-Received SOS confirming bz active, and b1 is individual agent, however unable to verify 100% ownership as ownership table from 04/XX/2014 Articles of Incorporation - Exhibit a Members and ownership  80% and 20% are crossed out and replaced by 100% and 0% for borrower and other partner, however 04/XX/2020 Stock Redemption Agreement reflects the other partner owning 30% outstanding stock.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Borrower XX 100 percent owner per Articles of incorporation and Operating Agreement - Seller-07/XX/2026
Counter-Received SOS confirming business active.  Received stock redemption.   Missing stock certificate confirming borrowers ownership is 100% - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached documentation shows XX is active and owned by Borrower - Seller-06/XX/2026
Open-Borrower 1 CPA Letter Missing Missing CPA letter confirming ownership of business. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see updated approval and income calculations. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. Please see attached Borrower qualifies at 70% income. Please see attached   - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Borrower XX 100 percent owner per Articles of incorporation and Operating Agreement - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please see attached documentation shows XX is active and owned by Borrower - Seller-06/XX/2026
Resolved-Updated income calc and approval provided. Utilizing 70% of income, - Due Diligence Vendor-08/04/2026	LTV is less than guideline maximum - LTV of 58.41% is below the maximum of 65% allowed per guidelines Required is 65 Borrower has 58.41

																										Qualifying DTI below maximum allowed - DTI of 17.51% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 17.51		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
207	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-47	2026-06-18 15:14	2026-06-23 10:26	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received PCCD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026

Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. ------ Provide PCCD with disbursement date after the ROR expiration date. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-Received PCCD 06/17/2026. Finding Resolved. - Due Diligence Vendor-06/23/2026	LTV is less than guideline maximum - LTV of 58.41% is below the maximum of 65% allowed per guidelines Required is 65 Borrower has 58.41

																										Qualifying DTI below maximum allowed - DTI of 17.51% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 17.51		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1158	2026-06-18 07:04	2026-07-02 12:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Binder provided with policy terms. - Due Diligence Vendor-07/XX/2026

Ready for Review-Not a valid finding, Please clear - Lender notes an insurance binder is acceptable as it is legally binding.  - Seller-06/XX/2026

																							Open-Hazard Insurance Policy (Or HO-6 Insurance Policy if Subject Property is a Condo) is only Partially Provided Missing policy number. - Due Diligence Vendor-06/XX/2026	Ready for Review-Not a valid finding, Please clear - Lender notes an insurance binder is acceptable as it is legally binding. - Seller-06/XX/2026	Resolved-Binder provided with policy terms. - Due Diligence Vendor-07/02/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745			ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1195	2026-06-18 08:00	2026-06-24 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Resolved-Client provided LLC documents and property reports reflecting property ownership. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Borrower is 100% owner of XX LLC and property information of two REOs, XX, were provided showing ownership under the LLC's name. see attached docs supporting ownership history of these two properties meeting more than 1 year requirement. - Seller-06/XX/2026
Open-Audited CLTV of 85% exceeds Guideline CLTV of 75% Max LTV for FTHB is 75% - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Borrower is 100% owner of XX LLC and property information of two REOs, XX, were provided showing ownership under the LLC's name. see attached docs supporting ownership history of these two properties meeting more than 1 year requirement. - Seller-06/XX/2026
																									Resolved-Client provided LLC documents and property reports reflecting property ownership. - Due Diligence Vendor-06/24/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-06-18 08:00	2026-06-24 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Client provided LLC documents and property reports reflecting property ownership. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Borrower is 100% owner of XX LLC and property information of two REOs, XX were provided showing ownership under the LLC's name. see attached docs supporting ownership history of these two properties meeting more than 1 year requirement. - Seller-06/XX/2026
Open-Audited LTV of 85% exceeds Guideline LTV of 75% Max LTV for FTHB is 75% - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Borrower is 100% owner of XX LLC and property information of two REOs, XXe, were provided showing ownership under the LLC's name. see attached docs supporting ownership history of these two properties meeting more than 1 year requirement. - Seller-06/XX/2026
																									Resolved-Client provided LLC documents and property reports reflecting property ownership. - Due Diligence Vendor-06/24/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1198	2026-06-18 08:00	2026-06-24 12:35	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Updated #XX account transaction history was provided with more funds. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached shows #XX acct XX with updated balance of $ 46,021 used to qualify - Seller-06/XX/2026

Ready for Review-Not a valid finding, Please clear - Lender notes an insurance binder is acceptable as it is legally binding.  - Seller-06/XX/2026

Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) Unable to document sufficient funds - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached shows #XX acct XX with updated balance of $ 46,021 used to qualify - Seller-06/XX/2026

 Ready for Review-Not a valid finding, Please clear - Lender notes an insurance binder is acceptable as it is legally binding.  - Seller-06/XX/2026

																									Resolved-Updated #XX account transaction history was provided with more funds. - Due Diligence Vendor-06/24/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE9501	2026-06-18 07:28	2026-06-23 13:55	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received XX XX $46,021.16 avail balance as of 05/XX/2026 - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. Please see attached shows XX acct XX with updated balance of $ 46,021 used to qualify - Seller-06/XX/2026
																							Open-Total Qualified Assets Post-Close amount is '$-7044.47'. Assets are Insufficient. Unable to document sufficient funds. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached shows #XX acct XX with updated balance of $ 46,021 used to qualify - Seller-06/XX/2026	Resolved-Received XX XX $46,021.16 avail balance as of 05/12/2026 - Due Diligence Vendor-06/23/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
240	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1205	2026-06-18 07:17	2026-06-23 13:38	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/XX/2026

Ready for Review-Please see attached  - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared Missing search for borrowers business. - Due Diligence Vendor-06/XX/2026	Ready for Review-Please see attached - Seller-06/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-06/23/2026	Long term residence - Borrower is 0X30 since 1/15/2019 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	IN	Investment	purchase	NA	N/A	N/A	XX
222	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
204	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other
298	XX	XX	D	A	C	A	A	A	D	A	Closed	FPRO9999	2026-06-18 16:03	2026-07-09 15:19	Resolved	1 - Information	C	A	Credit	Eligibility	Condo project has pending litigation	Resolved-Per the questionnaire, a unit owner filed am insurance claim which was approved but they sued the HO for more money. letter from attorney states the HOA insurance company is defending the HOA. Litigation does not involve structural, health and safety, or marketability of the project and does not affect the subject unit. - Due Diligence Vendor-06/XX/2026

Ready for Review-Subject is Condo with limited review, warrantable: The litigation is non-structural, non-safety related, and does not involve the subject unit. As such, it is consistent with standard project review guidelines for acceptable HOA litigation. This type of litigation is generally considered acceptable and does not adversely affect marketability or value of individual units. Litigation that is minor in nature or relates to insurance disputes, contractual matters, or non-structural issues affecting the HOA is generally considered acceptable. This litigation meets FNMA criteria for acceptable project-level litigation because it: Does not involve structural, safety, or habitability concerns. Does not involve the subject unit. Is limited to a monetary dispute following an insurance claim. Does not pose a material risk to the financial stability of the HOA or marketability of the project. Accordingly, the litigation is acceptable to FNMA, and no additional documentation is required. - Seller-06/XX/2026

Open-The condo project has pending litigation. The case involves an allegation that the plaintiff filed an insurance claim. (see pg. 127, 373). The claim was approved but the lawsuit is against the HOA for more money. See the letter from attorney (pg 373). It states that there is a copy of the operative compliant attached, however there was not anything attached. Please provide this information and confirm that this ligation has been approved by the Lender. - Due Diligence Vendor-06/XX/2026	Ready for Review-Subject is Condo with limited review, warrantable: The litigation is non-structural, non-safety related, and does not involve the subject unit. As such, it is consistent with standard project review guidelines for acceptable HOA litigation. This type of litigation is generally considered acceptable and does not adversely affect marketability or value of individual units. Litigation that is minor in nature or relates to insurance disputes, contractual matters, or non-structural issues affecting the HOA is generally considered acceptable. This litigation meets FNMA criteria for acceptable project-level litigation because it: Does not involve structural, safety, or habitability concerns. Does not involve the subject unit. Is limited to a monetary dispute following an insurance claim. Does not pose a material risk to the financial stability of the HOA or marketability of the project. Accordingly, the litigation is acceptable to FNMA, and no additional documentation is required. - Seller-06/XX/2026

Resolved-Per the questionnaire, a unit owner filed am insurance claim which was approved but they sued the HO for more money. letter from attorney states the HOA insurance company is defending the HOA. Litigation does not involve structural, health and safety, or marketability of the project and does not affect the subject unit. - Due Diligence Vendor-06/24/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 LTV is less than guideline maximum - Required is 80 Borrower has 65			ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
298	XX	XX	D	A	C	A	A	A	D	A	Closed	FPRO1242	2026-06-18 16:03	2026-07-09 09:05	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received CDA which supports the appraised value with 0% variance. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached CDA supporting Value - Seller-07/XX/2026

																							Open-Appraisal is Missing Missing the additional valuation since one of the SSR scores is greater than 2.5. If the score exceeds 2.5 or is indeterminate: an AVM, enhanced desk review (CDA from XX or ARA from XX), field review, or second appraisal — in that order.Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached CDA supporting Value - Seller-07/XX/2026	Resolved-Received CDA which supports the appraised value with 0% variance. - Due Diligence Vendor-07/06/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 LTV is less than guideline maximum - Required is 80 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
298	XX	XX	D	A	C	A	A	A	D	A	Closed	FCRE1206	2026-06-18 16:16	2026-06-24 10:31	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists with updated report. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists Missing the Seller reflected on the Fraud Report for GSA-EPLS, HUD-LDP and Watchlist. Upon receipt additional information may be required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-All Interested Parties Checked against Exclusionary Lists with updated report. - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 LTV is less than guideline maximum - Required is 80 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
298	XX	XX	D	A	C	A	A	A	D	A	Closed	FCRE1205	2026-06-18 16:16	2026-06-24 10:31	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared with updated report. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-06/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared Missing the Seller reflected on the Fraud Report for OFAC. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-06/XX/2026	Resolved-OFAC Check Completed and Cleared with updated report. - Due Diligence Vendor-06/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 768 LTV is less than guideline maximum - Required is 80 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
245	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCOM9175	2026-06-29 09:51	2026-07-29 13:07	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure not received by the borrower 3 days prior to consummation	Resolved-Received CD 05/XX/2026. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached document  - Seller-07/XX/2026

																							Open-****NEW**** missing initial CD dated at least 3 days prior to closing. File has COC's for a CD issued 05/XX/2026, missing CD for that date. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached document - Seller-07/XX/2026	Resolved-Received CD 05/27/2026. Finding Resolved. - Due Diligence Vendor-07/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCOM1274	2026-06-22 08:58	2026-06-29 09:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	Escrow Waiver is Missing	Resolved-Received Escrow Waiver. Finding Resolved - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. see the attached document  - Seller-06/XX/2026

																							Open-Escrow Waiver is Missing Missing Escrow Waiver. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached document - Seller-06/XX/2026	Resolved-Received Escrow Waiver. Finding Resolved - Due Diligence Vendor-06/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCOM1262	2026-06-22 08:58	2026-06-29 09:46	Resolved	1 - Information	D	A	Compliance	Missing Doc	Right of Rescission is Missing	Resolved-Received Right of Rescission. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. see the attached document  - Seller-06/XX/2026

																							Open-Right of Rescission is Missing Provide the executed Right of Recission. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached document - Seller-06/XX/2026	Resolved-Received Right of Rescission. Finding Resolved. - Due Diligence Vendor-06/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1148	2026-06-22 16:27	2026-06-26 12:48	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-The subject lien was covered by title. - Due Diligence Vendor-06/XX/2026
Ready for Review-Document Uploaded. The loan file includes a Replacement Cost Estimate (RCE) indicating a replacement value of $XX, which adequately supports the $XX insurance coverage obtained for the property. - Seller-06/XX/2026
Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Missing proof of sufficient Title Coverage in amount of coverage that covers the Total Amount of Subject Liens. Upon receipt additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The loan file includes a Replacement Cost Estimate (RCE) indicating a replacement value of $XX, which adequately supports the $XX insurance coverage obtained for the property. - Seller-06/XX/2026
																									Resolved-The subject lien was covered by title. - Due Diligence Vendor-06/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1506	2026-06-22 16:56	2026-06-26 12:21	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Finding was resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-The subject transaction is a non-qm that used price based general qm. The ATR screen reflects all green flags meet.  - Seller-06/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Upon receipt of the conditions ATR/QM should be able to be determined. Additional information maybe required. - Due Diligence Vendor-06/XX/2026	Ready for Review-The subject transaction is a non-qm that used price based general qm. The ATR screen reflects all green flags meet. - Seller-06/XX/2026	Resolved-Finding was resolved. - Due Diligence Vendor-06/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
195	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1440	2026-06-22 16:50	2026-06-26 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Subordination agreement was provided. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. attached is a copy of the subordination agreement  - Seller-06/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing the complete Subordination Agreement with XX. Upon receipt additional information may be required. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. attached is a copy of the subordination agreement - Seller-06/XX/2026	Resolved-Subordination agreement was provided. - Due Diligence Vendor-06/26/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 42.88 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 706		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
247	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
211	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-06-23 17:26	2026-06-29 08:29	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-The subject loan was IO and the qualifying payment for reserves was updated to P&I only per guidelines, resolving the reserves condition. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. looks like your reserves calc is off, please see guideline 8.7 for Int Only reserves requirements -  - Seller-06/XX/2026

Counter-Received asset reconcilliation.  Review differs on the following:  Cash to close $2,655.99 and required reserves:  $48,999.60.  File reflects reserve shortage of $10,325.22 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached Funds to close calc shows verified assets are more than the needed funds - Seller-06/XX/2026

Open-Audited Reserves of 4.74 month(s) are less than Guideline Required Reserves of 6 month(s) Provide proof of sufficient assets to meet the reserve requirement. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. looks like your reserves calc is off, please see guideline 8.7 for Int Only reserves requirements - - Seller-06/XX/2026

 Ready for Review-Document Uploaded. Please see attached Funds to close calc shows verified assets are more than the needed funds - Seller-06/XX/2026

																									Resolved-The subject loan was IO and the qualifying payment for reserves was updated to P&I only per guidelines, resolving the reserves condition. - Due Diligence Vendor-06/29/2026	LTV is less than guideline maximum - Required is 80 Borrower has 59.87 Qualifying DTI below maximum allowed - Required is 50 Borrower has 32.41		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	OR	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
251	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
213	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
188	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
272	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE5790	2026-06-25 18:25	2026-06-30 13:52	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received Fraud/Drive report UDM last scored 06/XX/2026 - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. Please see attached shows updated report date 6.16 is within 10 days of the Note closing date - Seller-06/XX/2026

Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Please see attached shows updated report date 6.16 is within 10 days of the Note closing date - Seller-06/XX/2026	Resolved-Received Fraud/Drive report UDM last scored 06/16/2026 - Due Diligence Vendor-06/30/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.9

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
272	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-06-24 14:22	2026-06-29 12:56	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received COC and explanation that lender credit decreased at lock extension, credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The lender credit decreased from $1049 to a discount of $3063.08 due to an escrow waiver and a lock extension- see attached

 - Seller-06/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($127.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($1,049.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $1,049.00 to $127.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $922.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The lender credit decreased from $1049 to a discount of $3063.08 due to an escrow waiver and a lock extension- see attached - Seller-06/XX/2026	Resolved-Received COC and explanation that lender credit decreased at lock extension, credit not listed on COC. Finding Resolved. - Due Diligence Vendor-06/29/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 30.9

LTV is less than guideline maximum - Required is 85 Borrower has 80

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 797		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
299	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-06-25 13:07	2026-08-19 13:54	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-The borrower have rented their primary for the last 11 months prior to that they rented at another location. They have a verified 41 month housing history on the subject. Guides indicate borrowers with less than a 12-month housing history are allowed provided they an acceptable 12-month history on REO. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. see the attached lease agreement  - Seller-08/XX/2026

Counter-Received bank statement that reflects 11 months of rent payments in the amount of $13250, please provide copy of lease to validate rent payments. Subject property is reported with satisfactory payment history for 41 months - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. The loan file contains 11 months of the borrower's primary housing payment history rather than the full 12 months. However, the borrower has an established mortgage payment history that has been rated as agreed since 2022, which provides a stronger indication of the borrower's overall payment pattern. Additionally, Guideline 6.8 states that for borrowers with no housing history or fewer than 12 months of verified housing history, experienced investors may qualify if they have owned other real estate with an acceptable 12-month mortgage payment history within the past 3 years. - Seller-06/XX/2026

Open-Housing History Does Not Meet Guideline Requirements Missing VOR for primary. 6.7 Housing History - Acceptable housing history requires evidence of housing payments for at least the prior 12 months, meeting XX DSCR program requirements. For DSCR, housing history verification is limited to the borrower's primary residence and the subject property (for refinance transactions). - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached lease agreement - Seller-08/XX/2026

 Ready for Review-Document Uploaded. The loan file contains 11 months of the borrower's primary housing payment history rather than the full 12 months. However, the borrower has an established mortgage payment history that has been rated as agreed since 2022, which provides a stronger indication of the borrower's overall payment pattern. Additionally, Guideline 6.8 states that for borrowers with no housing history or fewer than 12 months of verified housing history, experienced investors may qualify if they have owned other real estate with an acceptable 12-month mortgage payment history within the past 3 years. - Seller-06/XX/2026

Resolved-The borrower have rented their primary for the last 11 months prior to that they rented at another location. They have a verified 41 month housing history on the subject. Guides indicate borrowers with less than a 12-month housing history are allowed provided they an acceptable 12-month history on REO. - Due Diligence Vendor-08/19/2026

																										Months Reserves exceed minimum required - >9 months available vs 6 months required Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 751		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
299	XX	XX	D	A	D	A	A	A	A	A	Closed	FCOM1352	2026-06-25 14:07	2026-06-29 14:51	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Business Purpose Affidavit/Disclosure Missing	Resolved-The Business Purpose Affidavit Disclosure is Present or Not Applicable - Due Diligence Vendor-06/XX/2026

Ready for Review-Document Uploaded. see the attached missing disclosure  - Seller-06/XX/2026

																							Open-The Business Purpose Affidavit Disclosure is Missing - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. see the attached missing disclosure - Seller-06/XX/2026	Resolved-The Business Purpose Affidavit Disclosure is Present or Not Applicable - Due Diligence Vendor-06/29/2026	Months Reserves exceed minimum required - >9 months available vs 6 months required Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 751		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
199	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
309	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0045	2026-06-26 14:47	2026-07-01 16:09	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received executed ACH form reflecting XX ( statements in file) - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the ACH. - Seller-06/XX/2026

																							Open-Foreign National but the ACH form is Missing from file. ACH form or this transaction is missing. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. Attached is the ACH. - Seller-06/XX/2026	Resolved-Received executed ACH form reflecting XX ( statements in file) - Due Diligence Vendor-07/01/2026	Long term residence - Long term residence of 23 years Months Reserves exceed minimum required - Reserves = 16.81 months – Required Reserves = 6 Months		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
260	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3542	2026-06-25 13:21	2026-07-02 10:33	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (Waiting Period Required) Test	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-07/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (waiting period required).( 12 CFR §1026.19(f)(2)(ii) )The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under §1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of §1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under §1026.38(o)(4) becomes inaccurate, as defined in §1026.22.(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under §1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under §1026.19(f)(1)(i) no later than three business days before consummation. -----Borrower's acknowledgment of CD issued 06/XX/26 is missing, please provide. Statue of Limitations 3 years - Expiration date is 06/XX/2029 - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Received document tracking for borrower's receipt. Finding Resolved. - Due Diligence Vendor-07/02/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 44.1 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 700		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
177	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NC	Primary Residence	Refinance	Cash Out - Other
363	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1964	2026-06-30 01:24	2026-07-02 13:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received verification of the property taxes. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The borrower purchased the subject property on XX. Accordingly, the monthly property tax obligation was calculated using the purchase price of $XX at 1.25%, resulting in estimated monthly taxes of $XX. This conservative approach was used because the county tax assessor had not yet assessed the property. Please see the attached property profile for reference. - Seller-06/XX/2026
Open-Missing tax cert for REO located at XX. - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. The borrower purchased the subject property on XX. Accordingly, the monthly property tax obligation was calculated using the purchase price of $XX at 1.25%, resulting in estimated monthly taxes of $XX. This conservative approach was used because the county tax assessor had not yet assessed the property. Please see the attached property profile for reference. - Seller-06/XX/2026
Resolved-Received verification of the property taxes. - Due Diligence Vendor-07/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 708 which exceeds the minimum of 680 Required is 680 Borrower has 708

LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - DTI of 41.32% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 41.32		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
363	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-06-29 13:29	2026-07-01 11:18	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation that broker fee increased with loan amount change COC, fee was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. the loan amount changed from $XX ($30,000 BPC) to $XX ($39450 BPC) - see attached  - Seller-06/XX/2026
Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $9,450.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $9,450.00 (Broker Fee) without a valid COC in file (COC in file did not specify Broker Fee increase). Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $9,450.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-06/XX/2026	Ready for Review-Document Uploaded. the loan amount changed from $XX ($30,000 BPC) to $XX ($39450 BPC) - see attached - Seller-06/XX/2026	Resolved-Received explanation that broker fee increased with loan amount change COC, fee was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/01/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 708 which exceeds the minimum of 680 Required is 680 Borrower has 708

LTV is less than guideline maximum - LTV of 75% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - DTI of 41.32% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 41.32		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
378	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-06-30 12:50	2026-08-06 10:52	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-The borrower had a personal account (XX) that covered all assets required to close, without using the business accounts. - Due Diligence Vendor-08/XX/2026
Counter-Received rebuttal.   Missing documentation verifying ownership and access to funds for the account XX. Additional conditions may apply - Due Diligence Vendor-08/XX/2026
Ready for Review-Assets in the borrower's name, letter from the borrower's bank and conversion of assets to US$ have been previously provided. Borrower had more than sufficient funds to meet the funds required to the transaction. Please escalate and clear this finding. - Seller-08/XX/2026
Counter-Received Statements from XX,  Conversion, and Letter from Bank. Letter from Bank indicating "the bank re-issued the statement with eh corrected period : 01-Dec-2025 to 10-Jun-2026" Still missing documentation verifying ownership and access to funds for the accountXX. Additional conditions may apply - Due Diligence Vendor-07/XX/2026
Ready for Review-The error was on the header description but the actual transactions on the statements are accurately reflected by date. . Please escalate if needed and clear this finding. - Seller-07/XX/2026
Counter-Received Statement, Conversion, and Letter from Bank.  Letter from Bank indicate "the back re-issued the statement with eh corrected period : 01-Dec-2025 to 10-Jun-2026".  The statement provided do not reflect the dates noted on Letter from Bank.  Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached assets in the borrower's name, letter from the borrower's bank and conversion of assets to US$. Borrower had more than sufficient funds to meet the funds required to the transaction. - Seller-07/XX/2026
Counter-Received 2 packages of loan docs. 16 page acct XX statement for period 06/XX/2026 - 12/XX/2025 and 97 page acct XX in name of Business XX for period 12/XX/2025 - 06/XX/2026, and 11/XX/2025 - 05/XX/2026 with conversion rates. Still missing documentation verifying ownership and access to funds. Additional conditions may apply  - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding was that  balances are not in US dollars and to provide conversion rate. The requested conversion rate has been provided for the original account in question. Please refer to all pages. - Seller-07/XX/2026
Counter-Received assets in the name of Business XX.  Unable to confirm borrower is owner of business and if borrower has 100% assess to funds.  Finding remains.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached all assets with conversions. - Seller-07/XX/2026
Counter-Upon review of statement for XX, it appears that the balances are not in US dollars. Please provide conversion rate - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
Open-Total Qualified Assets Post-Close amount is '$-260571.12'. Assets are Insufficient. Bank statements from XX in file do not show borrower's name and there is no documentation in file to determine if it is borrower's account. Provide proof of sufficient funds from borrower. - Due Diligence Vendor-06/XX/2026	Ready for Review-Assets in the borrower's name, letter from the borrower's bank and conversion of assets to US$ have been previously provided. Borrower had more than sufficient funds to meet the funds required to the transaction. Please escalate and clear this finding. - Seller-08/XX/2026

 Ready for Review-The error was on the header description but the actual transactions on the statements are accurately reflected by date. . Please escalate if needed and clear this finding. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached assets in the borrower's name, letter from the borrower's bank and conversion of assets to US$. Borrower had more than sufficient funds to meet the funds required to the transaction. - Seller-07/XX/2026

 Ready for Review-The finding was that  balances are not in US dollars and to provide conversion rate. The requested conversion rate has been provided for the original account in question. Please refer to all pages. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached all assets with conversions. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

																									Resolved-The borrower had a personal account (3039) that covered all assets required to close, without using the business accounts. - Due Diligence Vendor-08/06/2026	Long term residence - Per 1003 borrower occupied primary for 6 years Months Reserves exceed minimum required - 20 Months Reserves exceed 0 minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
405	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-07-01 15:15	2026-08-03 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Borrower not FTI - as owns REO. Borrower NOT FTHB as has own REO. 701 FICO LTV80% - Due Diligence Vendor-08/XX/2026
Ready for Review-Please note that the borrower is qualifying as a First Time Investor.  Per guidelines we just need to verify 12 months of housing history, which is verified with the VOR.  As for XX, A VOM is not required, since the property is neither the subject nor the borrower's Primary.  Per DSCR guidelines, only the Primary and Subject history is required.  Please clear this item.    - Seller-07/XX/2026
Ready for Review-This is a DSCR Loan, only the primary and subject investment property; mortgage history is review. Per DSCR Guideline Mortgage not appearing on the credit report other than the primary residence or subject property are excluded from the 1003 REO schedule. This is a purchase of an investment property. - Seller-07/XX/2026
Counter-REO was purchased 10/XX/2025 < 12 months and VOM by lender XX is not provided.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Lender notes the borrower is a First Time Investor and meets The borrower must have at least 12 months of verifiable housing payment history (VOM and/or VOR). Please see attached
 - Seller-07/XX/2026
Open-Audited LTV of 80% exceeds Guideline LTV of 70% There is no evidence in file that borrower owned a home in the last three years. FTHB overlays on Sponge XX matrix reflect max LTV is 70%. - Due Diligence Vendor-07/XX/2026	Ready for Review-Please note that the borrower is qualifying as a First Time Investor. Per guidelines we just need to verify 12 months of housing history, which is verified with the VOR. As for XX, A VOM is not required, since the property is neither the subject nor the borrower's Primary. Per DSCR guidelines, only the Primary and Subject history is required. Please clear this item. - Seller-07/XX/2026
 Ready for Review-This is a DSCR Loan, only the primary and subject investment property; mortgage history is review. Per DSCR Guideline Mortgage not appearing on the credit report other than the primary residence or subject property are excluded from the 1003 REO schedule. This is a purchase of an investment property. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Lender notes the borrower is a First Time Investor and meets The borrower must have at least 12 months of verifiable housing payment history (VOM and/or VOR). Please see attached
 - Seller-07/XX/2026
Resolved-Borrower not FTI - as owns REO. Borrower NOT FTHB as has own REO. 701 FICO LTV80% - Due Diligence Vendor-08/03/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 701 .

DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.397
 Required is 0.75 Borrower has 1.397

																										Months Reserves exceed minimum required - 21 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	purchase	NA	N/A	N/A	XX
405	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-08 13:33	2026-08-03 14:15	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received rebuttal, upon further review 6.7 states "For DSCR, housing history verification is limited to the borrower's primary residence and the subject property (for refinance transactions)." VOR in file. subject transaction is purchase of REO - Due Diligence Vendor-08/XX/2026
Ready for Review-4.2 only requires 12 months house history. We do not need any other additional documents per guidelines. - Seller-07/XX/2026
Ready for Review-This is a DSCR Loan, only the primary and subject investment property; mortgage history is review. Per DSCR Guideline Mortgage not appearing on the credit report other than the primary residence or subject property are excluded from the 1003 REO schedule. This is a purchase of an investment property. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements **NEW** borrower has owned REO XX since 10/XX/2025 which is subject to mortgage iao $XX from XX as lender, loan is Missing VOM to satisfy 4.2.2 - Due Diligence Vendor-07/XX/2026	Ready for Review-4.2 only requires 12 months house history. We do not need any other additional documents per guidelines. - Seller-07/XX/2026

 Ready for Review-This is a DSCR Loan, only the primary and subject investment property; mortgage history is review. Per DSCR Guideline Mortgage not appearing on the credit report other than the primary residence or subject property are excluded from the 1003 REO schedule. This is a purchase of an investment property. - Seller-07/XX/2026

Resolved-Received rebuttal, upon further review 6.7 states "For DSCR, housing history verification is limited to the borrower's primary residence and the subject property (for refinance transactions)." VOR in file. subject transaction is purchase of REO - Due Diligence Vendor-08/03/2026

Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 701 .

DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.397
 Required is 0.75 Borrower has 1.397

																										Months Reserves exceed minimum required - 21 months reserves; 6 months reserves required.			ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	purchase	NA	N/A	N/A	XX
405	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-07-01 14:58	2026-07-07 14:40	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Seller was not included - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/07/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 701 .

DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR 1.397
 Required is 0.75 Borrower has 1.397

																										Months Reserves exceed minimum required - 21 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	purchase	NA	N/A	N/A	XX
334	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	purchase	NA
339	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1278	2026-07-08 16:14	2026-07-08 16:15	Waived	2 - Non-Material	C	B	Credit	Eligibility	Escrow waiver guidelines were not met	Waived-Originator waiver applied to non-material Findings - Due Diligence Vendor-07/XX/2026 Open-escrow waiver is missing - Due Diligence Vendor-07/XX/2026	Waived-Originator waiver applied to non-material Findings - Due Diligence Vendor-07/08/2026	LTV is less than guideline maximum - LTV of 55% is below the maximum of 80% allowed per guidelines Required is 80 Borrower has 55

Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 765 which exceeds the minimum of 700 Required is 700 Borrower has 765

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.527 which exceeds the minimum required of 0.80 Required is 0.8 Borrower has 1.527			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	N/A	XX
342	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	KY	Investment	Refinance	Cash Out - Other
345	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-07-01 20:06	2026-07-09 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Missing the Settlement Agent being checked against the Exclusionary Lists. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 723 Required is 660 Borrower has 723

DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.75 Borrower has 1.002. Required is 0.75 Borrower has 1.002

																										LTV is less than guideline maximum - Max LTV is 80 Borrower has 74.56 Required is 80 Borrower has 74.56		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
345	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-07-01 20:06	2026-07-09 12:19	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-OFAC Check Not Completed and/or Cleared Missing the Settlement Agent being checked against the OFAC Lists. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 723 Required is 660 Borrower has 723

DSCR =/> 1.00 and minimum is 0.85 or Less - DSCR =/> 1.00 and minimum is 0.85 or Less. Min DSCR % is 0.75 Borrower has 1.002. Required is 0.75 Borrower has 1.002

																										LTV is less than guideline maximum - Max LTV is 80 Borrower has 74.56 Required is 80 Borrower has 74.56		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
356	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1206	2026-07-02 06:57	2026-07-17 14:58	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud report. - Due Diligence Vendor-07/XX/2026
Ready for Review-Revised DV was provided on 7/14 including XX and XX. - Seller-07/XX/2026
Counter-Fraud report with seller provided.  SAM provided for XX and XX. Please provide a Fraud report with XX and XX added to the Loan Participant Analysis.   - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
Counter-Reviewed XX, missing Seller XX and list XX separate from XX then rerun XX to satisfy EPLS/LDP/OFAC - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. All are included. Please see attached DV delivered with the loan file. - Seller-07/XX/2026
Counter-Received ofac. per 11.2 Please be sure to add all transaction participants must be included in the fraud report as follows: Borrowers/Guarantors, Property Sellers, Brokers, Loan Officers, Appraisers, Real Estate Agents, Settlement Agents to the Drive report, rescore, clear any items and submit for review.   - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026
Open-All Interested Parties Not Checked with Exclusionary Lists Missing documentation used to clear the GSA-EPLS Fail. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Revised DV was provided on 7/14 including XX and XX. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
 Ready for Review-Document Uploaded. All are included. Please see attached DV delivered with the loan file. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026
Resolved-Received Fraud report. - Due Diligence Vendor-07/17/2026	LTV is less than guideline maximum - Max LTV is 90 Borrower has 80 Required is 90 Borrower has 80

Qualifying FICO score is at least 20 points above minimum for program - Min FICO  is 620 Borrower has 725 Required is 620 Borrower has 725

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.26 Required is 50 Borrower has 26.35		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
356	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-07-06 09:41	2026-07-09 13:38	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received google search of the business dated 07/XX/2026, per 6.10.2 UW to verify the current existence of the b1bz within 60 days of Note dated 06/XX/2026 is satisfied + XX acct date 06/XX/2026 p 243 reflecting usual business transactions. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Borrower 1 and B2 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received google search of the business dated 07/07/2026, per 6.10.2 UW to verify the current existence of the b1bz within 60 days of Note dated XX is satisfied + XX acct date 06/15/2026 p 243 reflecting usual business transactions. - Due Diligence Vendor-07/09/2026
LTV is less than guideline maximum - Max LTV is 90 Borrower has 80 Required is 90 Borrower has 80

Qualifying FICO score is at least 20 points above minimum for program - Min FICO  is 620 Borrower has 725 Required is 620 Borrower has 725

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.26 Required is 50 Borrower has 26.35		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
356	XX	XX	D	A	D	A	A	A	A	A	Closed	FCOM1221	2026-07-02 07:15	2026-07-09 13:16	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received executed DOT with signature/Notary page 06/XX/2026 - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-The Deed of Trust is Incomplete Missing the signature page of the Mortgage. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received executed DOT with signature/Notary page 06/29/2026 - Due Diligence Vendor-07/09/2026	LTV is less than guideline maximum - Max LTV is 90 Borrower has 80 Required is 90 Borrower has 80

Qualifying FICO score is at least 20 points above minimum for program - Min FICO  is 620 Borrower has 725 Required is 620 Borrower has 725

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 26.26 Required is 50 Borrower has 26.35		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	NJ	Primary Residence	purchase	NA	N/A	N/A	XX
365	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA
162	XX	XX	B	A	B	A	A	A	A	A	Closed	FCRE1182	2026-07-06 15:52	2026-07-08 14:55	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Resolved-Received updated 1008 with Appraised value at $XX - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026
Open-Missing Approval/Underwriting Summary Provide revised approval and 1008 showing appraised value of $XX or provide an explanation of value disclosed on Approval/1008 as this this may affect the LTV. Additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received updated 1008 with Appraised value at $595,000 - Due Diligence Vendor-07/08/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 64.03%. Required is 70 Borrower has 64.03

																										Months Reserves exceed minimum required - The Boorwer has 2.39 months in reserves. Additional reserves are in the business account; no funds access letter in the file.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NH	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
232	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
375	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1292	2026-07-06 16:22	2026-07-23 15:46	Resolved	1 - Information	C	A	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Resolved-Borrower is an XX and has an XX(Interest on Lawyer Trust Account) which is required in the state of Florida. Funds held in this account were not used to qualify, the transfers from this account were transfers for business revenue . - Due Diligence Vendor-07/XX/2026
Counter-Per section 6.1.1 Use of funds from XX are ineligible and would require exception waiver approval. It appears the underwriter may have received a exception approval from the Director of Underwriting.  - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding is not supported and appears to be based on an incorrect account identification.

The referenced account XX is not the borrower’s XX Trust Account. The borrower’s actual XX is Account XX. Account XX is the borrower’s operating account, which was the account used for qualification purposes. Therefore, the conclusion that assets from an XX were used for qualification is inaccurate.

The September 2025 transfers identified from XX XX into Operating Account XX represent the transfer of earned legal fees, not client trust funds. The borrower is an attorney, and Account XX is maintained as an Interest on Lawyers’ Trust Account (XX) in accordance with applicable state bar trust accounting requirements. Funds held in an XX may include client funds that must remain segregated; however, once legal fees are earned and properly transferred in accordance with attorney trust accounting rules, those funds are no longer considered client trust funds.

Attorneys are prohibited from retaining earned fees in an XX after the fees have been earned. The proper accounting procedure is to transfer earned fees from the trust account into the law firm’s operating account. Accordingly, the transfers from Account XX into Account XX represent legitimate business revenue of the law practice and not the use of client funds.

The loan qualification did not rely on funds held in the XX. The qualifying assets were held in Operating Account XX, where the funds were deposited, retained, and seasoned as unrestricted business funds. Once properly transferred, these funds represented earned income of the borrower’s XX practice and were no longer subject to the restrictions applicable to client trust funds.

The file contains supporting documentation, including:

Letter of Explanation addressing the September 2025 transfers;
Twelve (12) months of Operating Account XX bank statements demonstrating the receipt, retention, and seasoning of funds;
Documentation confirming the borrower’s ownership of the law practice and the nature of the deposited funds as earned legal fees.

Guideline 6.1.1 prohibits the use of client trust funds for qualification purposes. That guideline is not applicable here because no client funds were used for asset qualification. The funds used for qualification were seasoned business funds maintained in the operating account after the laXXul transfer of earned legal fees.

Accordingly, the finding that XX funds were used for qualification is factually incorrect. The transferred funds represent earned business revenue, not restricted client trust funds, and no exception waiver is required. The condition should be cleared. - Seller-07/XX/2026
Ready for Review-The finding is not supported and should be reconsidered. The referenced account ending in XX is an XX (Interest on Lawyers Trust Account) maintained by the borrower in connection with the borrower’s legal practice. The purpose of an XX is to maintain client-related funds in a fiduciary capacity; however, the transfers reviewed in this file did not represent client settlement funds, third-party funds, or funds held on behalf of another party.

The transfers from XX ending in XX to business checking account ending in XX represented the borrower’s own funds and were reviewed during underwriting to confirm the source and ownership of the transferred funds. The underwriting file specifically documents approval by the Underwriting Director, as reflected in the Final 1008 underwriting comments:

“Ok to use transfers from XX acct #XXnto Checking #XXer review with XX UW Director.”

The underwriting review determined that the transferred funds were not ineligible client trust funds and that the borrower had sufficient ownership and control of the funds being used for qualification purposes.

Additionally, the borrower provided a letter of explanation addressing the September 2025 transfers, further confirming the nature and source of the funds. The file documentation supports that the funds transferred were attributable to the borrower and not third-party/client funds.

The intent of Section 6.1.1 is to prevent the use of funds that do not belong to the borrower, including client trust funds and other fiduciary-held funds. In this case, the transferred funds were verified as the borrower’s own funds and were reviewed and approved during underwriting.

Accordingly, the use of these funds did not create an eligibility issue, did not impact the borrower’s qualification, and does not represent the use of prohibited client trust funds.

We respectfully request that this finding be cleared. - Seller-07/XX/2026
Counter-Received rebuttal. Received LOX from b1 regarding transfers during September 2025, condition remains, LOX for recent transfers from XX into XX or 12 months from both to review. #XX8 reflects transfers from XX acct discussed with UW Director. per 6.1.1 Use of funds from XX are ineligible and would require exception waiver approval  - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding is not supported. The borrower is an XX, and the referenced XX is a trust account maintained in accordance with legal and ethical requirements. An XX (Interest on Lawyers' Trust Account) is used by attorneys to temporarily hold client funds in a fiduciary capacity; the interest earned is remitted to the state's XX program to fund legal aid. In this instance, the transfers at issue did not represent client settlement funds or third-party monies. Rather, they consisted of the borrower's own funds that were transferred into the borrower's business checking account.

Furthermore, the underwriting file documents that the transfers were specifically reviewed and approved by the Underwriting Director, as reflected in the 1008 underwriting comments stating: "Ok to use transfers from XX acct #XXnto Checking #XXer review with XX UW XX." Accordingly, the transfers were reviewed during underwriting, determined to be acceptable, and do not constitute the use of ineligible client trust funds. Therefore, we respectfully request that this finding be cleared. - Seller-07/XX/2026
Counter-Received xpl and LOX from b1 regarding transfers during September 2025, condition remains, LOX for recent transfers from XX into XX or 12 months from both to review. #XX8 reflects transfers from XX acct discussed with UW Director. per 6.1.1 Use of funds from XX are ineligible and  would require exception waiver approval . - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The loan is a closed and funded Non-QM business bank statement transaction. The loan file contains the borrower's Letter of Explanation dated June XX, 2026, documenting that the business banking relationship was transferred from XX (Account ending XX) to XX (Account ending XX) in September 2025. The borrower explains that the transfer was made for legitimate business purposes, including lower fees, improved rates, and enhanced banking services.

The transfers identified represent the movement of existing business funds between the borrower's business accounts and do not reflect additional or undisclosed business income. The documentation contained in the loan file adequately explains the account transition and supports the continuity of the business banking relationship used in the income analysis.

Accordingly, the documentation maintained in the closed loan file was sufficient to support the underwriting decision, and we respectfully request that this finding be waived. - Seller-07/XX/2026
Open-Income 1 Months Income Verified is Missing Income from 2 different accounts  XXAppears account #XXas recently transferred funds into #XXNeed LOE for this or all 12 months statements from both accounts. Upon receipt additional information maybe required.
- Due Diligence Vendor-07/XX/2026	Ready for Review-The finding is not supported and appears to be based on an incorrect account identification.

The referenced account XX is not the borrower’s XX Trust Account. The borrower’s actual XX is Account XX. Account XX is the borrower’s operating account, which was the account used for qualification purposes. Therefore, the conclusion that assets from an XX were used for qualification is inaccurate.

The September 2025 transfers identified from XX XX into Operating Account XX represent the transfer of earned legal fees, not client trust funds. The borrower is an attorney, and Account XX is maintained as an Interest on Lawyers’ Trust Account (XX) in accordance with applicable state bar trust accounting requirements. Funds held in an XX may include client funds that must remain segregated; however, once legal fees are earned and properly transferred in accordance with attorney trust accounting rules, those funds are no longer considered client trust funds.

Attorneys are prohibited from retaining earned fees in an XX after the fees have been earned. The proper accounting procedure is to transfer earned fees from the trust account into the law firm’s operating account. Accordingly, the transfers from Account XX into Account XX represent legitimate business revenue of the law practice and not the use of client funds.

The loan qualification did not rely on funds held in the XX. The qualifying assets were held in Operating Account XX, where the funds were deposited, retained, and seasoned as unrestricted business funds. Once properly transferred, these funds represented earned income of the borrower’s law practice and were no longer subject to the restrictions applicable to client trust funds.

The file contains supporting documentation, including:

Letter of Explanation addressing the September 2025 transfers;
Twelve (12) months of Operating Account XX bank statements demonstrating the receipt, retention, and seasoning of funds;
Documentation confirming the borrower’s ownership of the law practice and the nature of the deposited funds as earned legal fees.

Guideline 6.1.1 prohibits the use of client trust funds for qualification purposes. That guideline is not applicable here because no client funds were used for asset qualification. The funds used for qualification were seasoned business funds maintained in the operating account after the laXXul transfer of earned legal fees.

Accordingly, the finding that XX funds were used for qualification is factually incorrect. The transferred funds represent earned business revenue, not restricted client trust funds, and no exception waiver is required. The condition should be cleared. - Seller-07/XX/2026
 Ready for Review-The finding is not supported and should be reconsidered. The referenced account ending in XX is an XX (Interest on Lawyers Trust Account) maintained by the borrower in connection with the borrower’s legal practice. The purpose of an XX is to maintain client-related funds in a fiduciary capacity; however, the transfers reviewed in this file did not represent client settlement funds, third-party funds, or funds held on behalf of another party.

The transfers from XX ending in XX to business checking account ending in XX represented the borrower’s own funds and were reviewed during underwriting to confirm the source and ownership of the transferred funds. The underwriting file specifically documents approval by the Underwriting Director, as reflected in the Final 1008 underwriting comments:

“Ok to use transfers from XX acct #XXnto Checking #XXer review with XX, UW Director.”

The underwriting review determined that the transferred funds were not ineligible client trust funds and that the borrower had sufficient ownership and control of the funds being used for qualification purposes.

Additionally, the borrower provided a letter of explanation addressing the September 2025 transfers, further confirming the nature and source of the funds. The file documentation supports that the funds transferred were attributable to the borrower and not third-party/client funds.

The intent of Section 6.1.1 is to prevent the use of funds that do not belong to the borrower, including client trust funds and other fiduciary-held funds. In this case, the transferred funds were verified as the borrower’s own funds and were reviewed and approved during underwriting.

Accordingly, the use of these funds did not create an eligibility issue, did not impact the borrower’s qualification, and does not represent the use of prohibited client trust funds.

We respectfully request that this finding be cleared. - Seller-07/XX/2026
 Ready for Review-The finding is not supported. The borrower is an XX, and the referenced XX is a trust account maintained in accordance with legal and ethical requirements. An XX (Interest on Lawyers' Trust Account) is used by attorneys to temporarily hold client funds in a fiduciary capacity; the interest earned is remitted to the state's XX program to fund legal aid. In this instance, the transfers at issue did not represent client settlement funds or third-party monies. Rather, they consisted of the borrower's own funds that were transferred into the borrower's business checking account.

Furthermore, the underwriting file documents that the transfers were specifically reviewed and approved by the Underwriting Director, as reflected in the 1008 underwriting comments stating: "Ok to use transfers from XX acct #XXnto Checking #XXer review with XX, UW Director." Accordingly, the transfers were reviewed during underwriting, determined to be acceptable, and do not constitute the use of ineligible client trust funds. Therefore, we respectfully request that this finding be cleared. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The loan is a closed and funded Non-QM business bank statement transaction. The loan file contains the borrower's Letter of Explanation dated June 19, 2026, documenting that the business banking relationship was transferred from XX Bank (Account ending XX) to BankXX (Account ending XX) in September 2025. The borrower explains that the transfer was made for legitimate business purposes, including lower fees, improved rates, and enhanced banking services.

The transfers identified represent the movement of existing business funds between the borrower's business accounts and do not reflect additional or undisclosed business income. The documentation contained in the loan file adequately explains the account transition and supports the continuity of the business banking relationship used in the income analysis.

Accordingly, the documentation maintained in the closed loan file was sufficient to support the underwriting decision, and we respectfully request that this finding be waived. - Seller-07/XX/2026
Resolved-Borrower is an XX and has an XX(Interest on Lawyer Trust Account) which is required in the state of Florida. Funds held in this account were not used to qualify, the transfers from this account were transfers for business revenue . - Due Diligence Vendor-07/23/2026
Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 746 Required is 680 Borrower has 746

Qualifying DTI below maximum allowed - Min DTI is 50 Borrower has 36.85 Required is 50 Borrower has 36.85

																										LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
375	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-07-06 14:19	2026-07-20 14:02	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Lender provided documentation on how the GSA-EPLS Fails were cleared. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. A review of the appraisal report and the SAM.gov/GSA exclusion search indicates that the exclusion record appears to be a name match only.

The appraiser who completed the appraisal is identified as XX, located in XX, Florida, with contact information and business credentials reflected in the appraisal report. The SAM.gov exclusion record identified by the reviewer reflects an individual with a physical address in XX, Texas.

Based on the information available in the loan file, there is insufficient evidence to conclude that the appraiser who completed the appraisal is the same individual identified on the SAM.gov exclusion list. A common-name match alone does not establish identity. Accordingly, we respectfully request that the finding be reconsidered unless additional documentation is available linking the appraisal's signer to the excluded individual. - Seller-07/XX/2026
Open-All Interested Parties Not Checked with Exclusionary Lists Missing proof of documentation to clear the GSA-EPLS Fail. Upon receipt additional information may be required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. A review of the appraisal report and the SAM.gov/GSA exclusion search indicates that the exclusion record appears to be a name match only.

The appraiser who completed the appraisal is identified as XX of XX, located in XX, Florida, with contact information and business credentials reflected in the appraisal report. The SAM.gov exclusion record identified by the reviewer reflects an individual with a physical address in XX, Texas.

Based on the information available in the loan file, there is insufficient evidence to conclude that the appraiser who completed the appraisal is the same individual identified on the SAM.gov exclusion list. A common-name match alone does not establish identity. Accordingly, we respectfully request that the finding be reconsidered unless additional documentation is available linking the appraisal's signer to the excluded individual. - Seller-07/XX/2026
Resolved-Lender provided documentation on how the GSA-EPLS Fails were cleared. - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 746 Required is 680 Borrower has 746

Qualifying DTI below maximum allowed - Min DTI is 50 Borrower has 36.85 Required is 50 Borrower has 36.85

																										LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
375	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-07-06 14:19	2026-07-20 14:01	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Lender provided a final Data Verify Report with updated LPA. No matches found on OFAC. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final Data Verify Report with updated LPA. No matches found on OFAC.  - Seller-07/XX/2026

Open-OFAC Check Not Completed and/or Cleared Missing proof of documentation to clear the OFAC Fail. Upon receipt additional information may be required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final Data Verify Report with updated LPA. No matches found on OFAC. - Seller-07/XX/2026	Resolved-Lender provided a final Data Verify Report with updated LPA. No matches found on OFAC. - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 746 Required is 680 Borrower has 746

Qualifying DTI below maximum allowed - Min DTI is 50 Borrower has 36.85 Required is 50 Borrower has 36.85

																										LTV is less than guideline maximum - Max LTV is 75 Borrower has 70 Required is 75 Borrower has 70		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
415	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-06 10:27	2026-07-17 13:16	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR for previous housing completing the 12 month housing history requirement. Although the VOR for current resident is missing the LL phone number we do have the LL emails address. Housing History Meets Guideline Requirements - Due Diligence Vendor-07/XX/2026

Ready for Review-The missing phone number is immaterial specially when page 2 and 3 of the document provided includes the email address/etc.. Please clear this finding. - Seller-07/XX/2026

Counter-Received VOR for current primary which began 5/XX/26 (missing Landlord phone number), please provide VOR for previous rental for the 12 month housing history. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached. - Seller-07/XX/2026

Counter-Lender comment indicate "see attached".  No document provided.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Please see attached.  - Seller-07/XX/2026

Open-Housing History Does Not Meet Guideline Requirements. Missing VOR for the primary residence. - Due Diligence Vendor-07/XX/2026	Ready for Review-The missing phone number is immaterial specially when page 2 and 3 of the document provided includes the email address/etc.. Please clear this finding. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. See attached. - Seller-07/XX/2026

 Ready for Review-Please see attached.  - Seller-07/XX/2026

Resolved-Received VOR for previous housing completing the 12 month housing history requirement. Although the VOR for current resident is missing the LL phone number we do have the LL emails address. Housing History Meets Guideline Requirements - Due Diligence Vendor-07/17/2026

Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 729. Required is 700 Borrower has 729

																										Months Reserves exceed minimum required - The Borrower has 65.50 months in reserves; 3 months required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
394	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MO	Investment	Refinance	Cash Out - Other
414	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	AL	Investment	purchase	NA
331	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0105	2026-07-06 17:46	2026-07-08 14:43	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Received confirmation for HOA Milestone report previously completed. Actual report not required. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The finding is not supported by the documentation in the loan file. The HOA has confirmed in writing that the required California Senate Bill 326 (SB 326) inspection was completed. The HOA further clarified that the response on the condominium questionnaire indicating that no inspection had been performed within the past three years refers only to the three-year lookback period and does not indicate that the required SB 326 inspection was never completed.

Specifically, the HOA states:

"We confirm that an SB326 inspection was completed prior to that three-year period. Accordingly, while no inspection has been conducted within the past three years, the required SB326 inspection was performed at an earlier date."

The finding states that the subject is "missing the required milestone inspection." However, the HOA's written confirmation establishes that the required SB 326 inspection was completed. Please identify the specific guideline or statutory requirement that mandates the inspection must have been completed within the past three years for this transaction. In the absence of such a requirement, the documentation provided supports compliance with SB 326, and the finding should be removed. - Seller-07/XX/2026

Open-The file does not contain the required structural engineer report per state law. Subject is missing required milestone inspection as required by CA Senate Bill No. 326. Subject was built before 01/XX/2020, is of 3 or more units and contains wood/wood-based products, for human occupancy/use. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not supported by the documentation in the loan file. The HOA has confirmed in writing that the required California Senate Bill 326 (SB 326) inspection was completed. The HOA further clarified that the response on the condominium questionnaire indicating that no inspection had been performed within the past three years refers only to the three-year lookback period and does not indicate that the required SB 326 inspection was never completed.

Specifically, the HOA states:

"We confirm that an SB326 inspection was completed prior to that three-year period. Accordingly, while no inspection has been conducted within the past three years, the required SB326 inspection was performed at an earlier date."

The finding states that the subject is "missing the required milestone inspection." However, the HOA's written confirmation establishes that the required SB 326 inspection was completed. Please identify the specific guideline or statutory requirement that mandates the inspection must have been completed within the past three years for this transaction. In the absence of such a requirement, the documentation provided supports compliance with SB 326, and the finding should be removed. - Seller-07/XX/2026

Resolved-Received confirmation for HOA Milestone report previously completed. Actual report not required. - Due Diligence Vendor-07/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 763

Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.64

																										LTV is less than guideline maximum - Required is 80 Borrower has 50		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
331	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1173	2026-07-06 15:07	2026-07-08 14:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Master Insurance Policy. - Seller-07/XX/2026

Open-Missing Condo Master Insurance Policy - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Master Insurance Policy. - Seller-07/XX/2026	Resolved-Received Condo Master Insurance Policy - Due Diligence Vendor-07/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 763

Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.64

																										LTV is less than guideline maximum - Required is 80 Borrower has 50		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA	N/A	N/A	XX
396	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	Refinance	Cash Out - Other
402	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1510	2026-07-06 09:32	2026-07-09 14:32	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

																							Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Description attached to the Mortgage. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 700 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 38.38		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
402	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3634	2026-07-06 09:01	2026-07-09 09:16	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That Cannot Increase Test	Cured-Received PCCD 07/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $126.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $126.00 Credit Report Fee without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $126.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026	Cured-Received PCCD 07/08/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 700 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 38.38		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
164	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NH	Investment	Refinance	Cash Out - Other
412	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-07-02 10:32	2026-07-13 11:58	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is a copy of the recorded deed of trust  - Seller-07/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description attached to deed of trust. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is a copy of the recorded deed of trust - Seller-07/XX/2026	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 763 which exceeds the minimum of 680 Required is 680 Borrower has 763

																										LTV is less than guideline maximum - LTV of 75% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 75		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	GA	Primary Residence	purchase	NA	N/A	N/A	XX
412	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3540	2026-07-02 11:46	2026-07-10 07:55	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 06/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 763 which exceeds the minimum of 680 Required is 680 Borrower has 763

																										LTV is less than guideline maximum - LTV of 75% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 75		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	GA	Primary Residence	purchase	NA	N/A	N/A	XX
412	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-07-02 11:46	2026-07-10 07:55	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation lender credit decreased with COC for lock, credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($4,773.26) does not exceed or equal the comparable sum of specific and non-specific lender credits ($5,139.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $5139 to $4773.26 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $365.74, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 08/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026	Resolved-Received explanation lender credit decreased with COC for lock, credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 763 which exceeds the minimum of 680 Required is 680 Borrower has 763

																										LTV is less than guideline maximum - LTV of 75% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 75		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	GA	Primary Residence	purchase	NA	N/A	N/A	XX
337	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-07-13 13:50	2026-07-31 15:05	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received VOR. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the VOR. - Seller-07/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements Missing - VOR/12 month payment history on Primary residence. Additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the VOR. - Seller-07/XX/2026	Resolved-Received VOR. - Due Diligence Vendor-07/31/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 18.55 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 752		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
337	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1345	2026-07-13 14:07	2026-07-16 13:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Resolved-Received executed lease as well as first months rent and security deposit - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached are the lease agreement and receipt  of rent and security deposit. - Seller-07/XX/2026

																							Open-Missing - Rental agreement for subject property in the amount of $15,000.00 Per month along with verification of first months rent and security deposit. Additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached are the lease agreement and receipt of rent and security deposit. - Seller-07/XX/2026	Resolved-Received executed lease as well as first months rent and security deposit - Due Diligence Vendor-07/16/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 18.55 Qualifying FICO score is at least 20 points above minimum for program - . Required is 700 Borrower has 752		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
193	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
330	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	No Cash Out - Borrower Initiated
358	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
379	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-07-07 07:50	2026-07-20 12:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received verification bz is active and in good standing with most recent annual filing 04/XX/2026 - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached confirming the business is active as stated on the CPA letter. - Seller-07/XX/2026

Counter-Received CPA Letter and Business Narrative.  Missing confirmation if business is in good standing.   - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-Borrower 1 CPA Letter Missing . Missing the CPA Letter and Business Narrative confirming the borrower's percentage of ownership, how long the business has been in existence, what the business expense factor is and if the business is in good standing. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached confirming the business is active as stated on the CPA letter. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Resolved-Received verification bz is active and in good standing with most recent annual filing 04/20/2026 - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 781 Required is 680 Borrower has 781

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 43.28 Required is 50 Borrower has 43.28		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
336	XX	XX	C	A	C	A	C	A	C	A	Closed	FCRE0108	2026-07-07 15:41	2026-08-31 16:08	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-The 1008 indicates this is a FNMA limited review. XX coverage is not required. - Due Diligence Vendor-08/XX/2026
Ready for Review-The finding should be cleared.

This is a 75% LTV primary residence condominium transaction in Florida that qualifies for a Limited Review under the applicable condominium project review requirements.

Most importantly, XX/Crime (Employee Dishonesty) Insurance is not required for a Limited Review. Therefore, the requirement cited under Guideline 9.11.3 regarding XX/Crime coverage is not applicable to this transaction and should not be used as a condition of condominium project eligibility.

The TPR counter states that the reviewer was unable to verify the percentage of budgeted reserves or whether there is pending litigation and requests additional information. However, the applicable Limited Review requirements should govern the documentation and eligibility requirements for this transaction. Requirements applicable to a different condominium review type should not be imposed on a loan that qualifies for Limited Review.

Additionally, even if XX/Crime coverage were considered, the master insurance policy does provide Crime (Employee Theft) Insurance under Policy No. XX, effective 05/XX/2026 through 05/XX/2027, with $150,000 in coverage and a $500 deductible. Therefore, the assertion that no XX/Crime coverage exists is inaccurate.

However, the existence or amount of XX/Crime coverage is not determinative because x/Crime coverage is not required for a Limited Review.

This is a closed and funded loan, and the condominium project was reviewed under the applicable Limited Review requirements. The original finding regarding XX/Crime coverage is therefore not applicable to this transaction. If TPR is asserting that verification of budgeted reserves or pending litigation is separately required for this specific Limited Review transaction, please identify the applicable guideline provision establishing those requirements.

Based on the applicable review type, the fact that XX/Crime coverage is not required for a Limited Review, and the insurance documentation contained in the file, the finding should be cleared. - Seller-08/XX/2026
Open-XX Coverage not met. Per guides Condominiums must meet agency eligibility and project requirements. FNMA requires XX /Crime insurance coverage. Provide XX coverage in the sum of three months of assessments on all units in the project. - Due Diligence Vendor-07/XX/2026	Ready for Review-The finding should be cleared.

This is a 75% LTV primary residence condominium transaction in Florida that qualifies for a Limited Review under the applicable condominium project review requirements.

Most importantly, XX/Crime (Employee Dishonesty) Insurance is not required for a Limited Review. Therefore, the requirement cited under Guideline 9.11.3 regarding XX/Crime coverage is not applicable to this transaction and should not be used as a condition of condominium project eligibility.

The TPR counter states that the reviewer was unable to verify the percentage of budgeted reserves or whether there is pending litigation and requests additional information. However, the applicable Limited Review requirements should govern the documentation and eligibility requirements for this transaction. Requirements applicable to a different condominium review type should not be imposed on a loan that qualifies for Limited Review.

Additionally, even if XX/Crime coverage were considered, the master insurance policy does provide Crime (Employee Theft) Insurance under Policy No. xx, effective 05/XX/2026 through 05/XX/2027, with $150,000 in coverage and a $500 deductible. Therefore, the assertion that no XX/Crime coverage exists is inaccurate.

However, the existence or amount of XX/Crime coverage is not determinative because XX/Crime coverage is not required for a Limited Review.

This is a closed and funded loan, and the condominium project was reviewed under the applicable Limited Review requirements. The original finding regarding XX/Crime coverage is therefore not applicable to this transaction. If TPR is asserting that verification of budgeted reserves or pending litigation is separately required for this specific Limited Review transaction, please identify the applicable guideline provision establishing those requirements.

Based on the applicable review type, the fact that XX/Crime coverage is not required for a Limited Review, and the insurance documentation contained in the file, the finding should be cleared. - Seller-08/XX/2026
																									Resolved-The 1008 indicates this is a FNMA limited review. XX coverage is not required. - Due Diligence Vendor-08/31/2026	Qualifying DTI below maximum allowed - Required is 80 Borrower has 35.42 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
336	XX	XX	C	A	C	A	C	A	C	A	Closed	FVAL2477	2026-07-07 15:38	2026-08-12 10:14	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Resolved-The appraisal does not all of the required appraisal information. Appraiser states the condo information was not available during normal course of business. The condo questionnaire reflects all of the condo association information and supports the project meets guidelines. - Due Diligence Vendor-08/XX/2026

Ready for Review-The finding should be reconsidered and cleared.

Per Non-QM Section 9.1 – Appraisals, a full appraisal requires a complete inspection of the home, and for an individual condominium unit, the required appraisal form is the FNMA/FHLMC Individual Condominium Unit Appraisal Report, Form 1073/465. The subject property was appraised using the required Form 1073.

The TPR counter states that the Project Information section was not completed and requests that the appraiser revise the report to reflect the number of phases, number of units, units sold, units for sale, etc. The appraiser indicated that the project data was not available at the time of the appraisal and could be completed once the information was obtained.

However, the loan file contains a completed full condominium project review through which the condominium project information and eligibility were independently obtained, reviewed, and approved prior to closing. The project review documentation established the applicable project characteristics and information necessary for the condominium eligibility determination.

Non-QM Section 9.1 identifies the required appraisal form for a condominium as Form 1073/465; it does not state that an incomplete Project Information section requires a revised appraisal or that the appraisal must independently establish condominium project eligibility when that eligibility has been separately reviewed and documented through the condominium project review process.

The cited FNMA B4-1.2-01 provision should therefore be considered in conjunction with the actual  Non-QM program requirements. The applicable Non-QM guideline requires the Form 1073/465 for a condominium appraisal, and that requirement was satisfied. The condominium project's eligibility was separately evaluated through the required project review process.

This is a closed and funded Velvet XX Alt/FD 30-Year purchase – Primary Residence – Non-QM loan. The condominium project was reviewed and determined to meet the applicable eligibility requirements prior to closing. The incomplete project-information fields did not prevent the lender from obtaining and validating the project information necessary to make the underwriting decision.

Accordingly, the issue identified is limited to project information not being populated within a specific section of the appraisal report. Since the required condominium appraisal form was used and the project information and eligibility were independently documented through the full condominium review, a revised appraisal would not change the underlying underwriting determination or project eligibility.

Please reconsider the finding and clear the requirement for a revised appraisal. - Seller-08/XX/2026

Counter-No document provided. Review of appraisal did not reveal project information. Finding remains. Project Information section is not completed, Appraiser to revise report and reflect #XXs, #XX. Units for sale/sold etc. Appraiser stated was unable to obtain the project data and could be filled in at a later time one obtained. Per FNMA B4-1.2-01, For traditional appraisals of one-unit properties in condo projects based on interior and exterior property inspections. Appraisals reported on Form 1073 must be completed in accordance with the UAD Specification. - Due Diligence Vendor-07/XX/2026

Ready for Review-The finding  should be cleared.

The appraisal was completed on Form 1073 (Individual Condominium Unit Appraisal Report), and the condominium project eligibility was independently verified through the condominium full review documentation contained in the loan file. The condominium review confirms the project characteristics, including the total number of units, project composition, and occupancy information necessary to establish project eligibility.

While the reviewer indicates that project information was not identified within the appraisal, the loan file contains the required condominium project review documentation supporting eligibility. The underwriting decision was based upon the complete project review package, not solely the appraisal report.

This is a closed and funded loan. The condominium project met eligibility requirements and was approved through the full condominium review process. Any alleged omission within the appraisal report does not create a material underwriting deficiency, as the necessary project information was obtained, reviewed, and documented elsewhere in the file prior to closing.

Accordingly, the request for a revised appraisal is not warranted, and the finding should be cleared. - Seller-07/XX/2026

Counter-No document provided. Review of appraisal did not reveal project information. Finding remains. - Due Diligence Vendor-07/XX/2026

Ready for Review-The request for a revised appraisal is not warranted. The Form 1073 – Individual Condominium Unit Appraisal Report provided discloses the project information, including that the condominium consists of 1 phase.

Additionally, a complete condominium full review was provided, which confirms the project details, including a total of 90 units, with only 5 units identified as investor-owned. The required condominium project review documentation was obtained and reviewed as part of the underwriting process.

This is a closed and funded loan file. The documentation provided supports the condominium project eligibility and requirements; therefore, the request for a revised appraisal is not applicable.

Please review the provided Form 1073 and condominium full review documentation and clear the condition. - Seller-07/XX/2026

Open-Appraisal incomplete (missing map, layout, pages, etc.) The Project Completed data section is incomplete. Provide a Revised Appraisal with condo project data completed. - Due Diligence Vendor-07/XX/2026	Ready for Review-The finding should be reconsidered and cleared.

Per Non-QM Section 9.1 – Appraisals, a full appraisal requires a complete inspection of the home, and for an individual condominium unit, the required appraisal form is the FNMA/FHLMC Individual Condominium Unit Appraisal Report, Form 1073/465. The subject property was appraised using the required Form 1073.

The TPR counter states that the Project Information section was not completed and requests that the appraiser revise the report to reflect the number of phases, number of units, units sold, units for sale, etc. The appraiser indicated that the project data was not available at the time of the appraisal and could be completed once the information was obtained.

However, the loan file contains a completed full condominium project review through which the condominium project information and eligibility were independently obtained, reviewed, and approved prior to closing. The project review documentation established the applicable project characteristics and information necessary for the condominium eligibility determination.

Non-QM Section 9.1 identifies the required appraisal form for a condominium as Form 1073/465; it does not state that an incomplete Project Information section requires a revised appraisal or that the appraisal must independently establish condominium project eligibility when that eligibility has been separately reviewed and documented through the condominium project review process.

The cited FNMA B4-1.2-01 provision should therefore be considered in conjunction with the actual  Non-QM program requirements. The applicable Non-QM guideline requires the Form 1073/465 for a condominium appraisal, and that requirement was satisfied. The condominium project's eligibility was separately evaluated through the required project review process.

This is a closed and funded XX Alt/FD 30-Year purchase – Primary Residence – Non-QM loan. The condominium project was reviewed and determined to meet the applicable eligibility requirements prior to closing. The incomplete project-information fields did not prevent the lender from obtaining and validating the project information necessary to make the underwriting decision.

Accordingly, the issue identified is limited to project information not being populated within a specific section of the appraisal report. Since the required condominium appraisal form was used and the project information and eligibility were independently documented through the full condominium review, a revised appraisal would not change the underlying underwriting determination or project eligibility.

Please reconsider the finding and clear the requirement for a revised appraisal. - Seller-08/XX/2026
 Ready for Review-The finding  should be cleared.

The appraisal was completed on Form 1073 (Individual Condominium Unit Appraisal Report), and the condominium project eligibility was independently verified through the condominium full review documentation contained in the loan file. The condominium review confirms the project characteristics, including the total number of units, project composition, and occupancy information necessary to establish project eligibility.

While the reviewer indicates that project information was not identified within the appraisal, the loan file contains the required condominium project review documentation supporting eligibility. The underwriting decision was based upon the complete project review package, not solely the appraisal report.

This is a closed and funded loan. The condominium project met eligibility requirements and was approved through the full condominium review process. Any alleged omission within the appraisal report does not create a material underwriting deficiency, as the necessary project information was obtained, reviewed, and documented elsewhere in the file prior to closing.

Accordingly, the request for a revised appraisal is not warranted, and the finding should be cleared. - Seller-07/XX/2026
 Ready for Review-The request for a revised appraisal is not warranted. The Form 1073 – Individual Condominium Unit Appraisal Report provided discloses the project information, including that the condominium consists of 1 phase.

Additionally, a complete condominium full review was provided, which confirms the project details, including a total of 90 units, with only 5 units identified as investor-owned. The required condominium project review documentation was obtained and reviewed as part of the underwriting process.

This is a closed and funded loan file. The documentation provided supports the condominium project eligibility and requirements; therefore, the request for a revised appraisal is not applicable.

Please review the provided Form 1073 and condominium full review documentation and clear the condition. - Seller-07/XX/2026
Resolved-The appraisal does not all of the required appraisal information. Appraiser states the condo information was not available during normal course of business. The condo questionnaire reflects all of the condo association information and supports the project meets guidelines. - Due Diligence Vendor-08/12/2026

																										Qualifying DTI below maximum allowed - Required is 80 Borrower has 35.42 LTV is less than guideline maximum - Required is 80 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
336	XX	XX	C	A	C	A	C	A	C	A	Closed	finding-3436	2026-07-06 14:00	2026-07-10 09:07	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/XX/2026

Ready for Review-This loan is NON-QM- What do you need here? - Seller-07/XX/2026

Open------Non-QM.  - Due Diligence Vendor-07/XX/2026

																							Open-This loan failed the QM points and fees test. ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-07/XX/2026	Ready for Review-This loan is NON-QM- What do you need here? - Seller-07/XX/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/10/2026	Qualifying DTI below maximum allowed - Required is 80 Borrower has 35.42 LTV is less than guideline maximum - Required is 80 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
336	XX	XX	C	A	C	A	C	A	C	A	Closed	finding-3441	2026-07-06 14:00	2026-07-10 09:07	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Freddie Mac public guidelines) QM Points and Fees Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. This loan is NON-QM- What do you need here? - Seller-07/XX/2026

Open------Non-QM.  - Due Diligence Vendor-07/XX/2026

																							Open-This loan failed the QM points and fees test. ( Freddie Mac Bulletin 2013-16 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Freddie Mac. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. This loan is NON-QM- What do you need here? - Seller-07/XX/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/10/2026	Qualifying DTI below maximum allowed - Required is 80 Borrower has 35.42 LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
336	XX	XX	C	A	C	A	C	A	C	A	Closed	finding-4038	2026-07-06 14:00	2026-07-10 09:07	Resolved	1 - Information	C	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/XX/2026
Ready for Review-This loan is NON-QM- What do you need here? - Seller-07/XX/2026
Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XX or more, and the transaction's total points and fees is $11,885.00, which exceeds 3 percent of the total loan amount of $XX; orThe loan amount is less than $XX but at least $82,775.00, and the transaction's total points and fees is $11,885.00, which exceeds $4,139.00; orThe loan amount is less than $82,775.00 but at least $27,592.00, and the transaction's total points and fees is $11,885.00, which exceeds 5 percent of the total loan amount of $XX; orThe loan amount is less than $27,592.00 but at least $17,245.00, and the transaction's total points and fees is $11,885.00, which exceeds $1,380.00; orThe loan amount is less than $17,245.00 and the transaction's total points and fees is $11,885.00, which exceeds 8 percent of the total loan amount of $XX. - Due Diligence Vendor-07/XX/2026
																							Open------Non-QM. - Due Diligence Vendor-07/XX/2026	Ready for Review-This loan is NON-QM- What do you need here? - Seller-07/XX/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/10/2026	Qualifying DTI below maximum allowed - Required is 80 Borrower has 35.42 LTV is less than guideline maximum - Required is 80 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
343	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	KY	Investment	Refinance	Cash Out - Other
338	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other
282	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	purchase	NA
335	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-07-06 13:36	2026-07-08 09:13	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/08/2026	Verified employment history exceeds guidelines - Borrower has ben self-employed for 10+ years. Qualifying DTI below maximum allowed - . Required is 50 Borrower has 32.25			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	GA	Primary Residence	purchase	NA	N/A	N/A	XX
420	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	Refinance	Cash Out - Other
361	XX	XX	D	A	C	A	D	A	A	A	Closed	finding-3352	2026-07-06 15:44	2026-08-04 10:29	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/07/2026	Verified employment history exceeds guidelines - Verified employment history exceeds guidelines by 5 years.

																										Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 9.19 months.			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
361	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1206	2026-07-07 13:28	2026-08-03 14:46	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report with seller added, All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. see the complete copy of the DV report  - Seller-07/XX/2026

Counter-Received Loan Participant Analysis Sheet only.  Missing complete Data Verify to confirm for subject transaction.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached participants page from the DV  - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists for the seller. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the complete copy of the DV report - Seller-07/XX/2026 Ready for Review-Document Uploaded. see the attached participants page from the DV - Seller-07/XX/2026	Resolved-Received Fraud Report with seller added, All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/03/2026	Verified employment history exceeds guidelines - Verified employment history exceeds guidelines by 5 years.

																										Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 9.19 months.		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
361	XX	XX	D	A	C	A	D	A	A	A	Closed	FCRE1205	2026-07-07 13:28	2026-08-03 14:46	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report, seller was added and OFAC Check Completed and Cleared - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See the full copy of the DV report  - Seller-07/XX/2026

Counter-Received Loan Participant Analysis Sheet only.  Missing complete Data Verify to confirm for subject transaction.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached participants page from the DV  - Seller-07/XX/2026

Open-OFAC Check Not Completed and/or Cleared for the Seller. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See the full copy of the DV report - Seller-07/XX/2026 Ready for Review-Document Uploaded. see the attached participants page from the DV - Seller-07/XX/2026	Resolved-Received Fraud Report, seller was added and OFAC Check Completed and Cleared - Due Diligence Vendor-08/03/2026	Verified employment history exceeds guidelines - Verified employment history exceeds guidelines by 5 years.

																										Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 9.19 months.		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
361	XX	XX	D	A	C	A	D	A	A	A	Closed	FCOM4227	2026-07-06 16:12	2026-07-10 09:32	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-Received copy of seller's CD. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached document  - Seller-07/XX/2026

Open-The Final SELLER CD is missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached document - Seller-07/XX/2026	Resolved-Received copy of seller's CD. Finding Resolved. - Due Diligence Vendor-07/10/2026	Verified employment history exceeds guidelines - Verified employment history exceeds guidelines by 5 years.

																										Months Reserves exceed minimum required - Months reserves required is 6; qualifying reserves is 9.19 months.		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
422	XX	XX	D	A	D	A	A	A	A	A	Closed	FCOM8972	2026-07-07 11:36	2026-07-09 14:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Deed of Trust Riders	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached Deed with Riders - Seller-07/XX/2026

Open-1-4 Rider and Prepayment Rider are missing from file. Provide missing riders. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached Deed with Riders - Seller-07/XX/2026	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 760.
 Required is 680 Borrower has 760

DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .75%; Borrower calculated DSCR is 1.003%.
																										Required is 0.75 Borrower has 1.003		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
422	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1510	2026-07-06 14:17	2026-07-09 14:14	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see deed with legal description - Seller-07/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing legal description with mortgage. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see deed with legal description - Seller-07/XX/2026	Resolved-Received Deed of Trust with Legal Description and all applicable riders. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 680; Borrower has 760.
 Required is 680 Borrower has 760

DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .75%; Borrower calculated DSCR is 1.003%.
																										Required is 0.75 Borrower has 1.003		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
419	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TN	Investment	purchase	NA
182	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-07-07 11:49	2026-07-09 14:01	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received HOI and Email from insured confirming coverage. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please refer to page 5 of the attached.  - Seller-07/XX/2026

																							Open-Insufficient Coverage Amount for Insured Subject Property. Missing RCE to confirm adequate coverage. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please refer to page 5 of the attached. - Seller-07/XX/2026	Resolved-Received HOI and Email from insured confirming coverage. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 769 LTV is less than guideline maximum - Required is 65 Borrower has 59.42		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
377	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA
311	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1510	2026-07-06 14:59	2026-07-10 14:23	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of riders and legal description. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Deed of Trust is Prepayment Penalty Rider. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Received complete security instrument inclusive of riders and legal description. - Due Diligence Vendor-07/10/2026	LTV is less than guideline maximum - Required is 80 Borrower has 75

Qualifying DTI below maximum allowed - Required is 50 Borrower has 21.87

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 796		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
353	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
400	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-07-07 11:33	2026-07-09 14:06	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received proof of EIN. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

																							Open-The Business Entity Formation Document is Missing. Business Entity Formation Document is Missing - Missing LLC Documents and EIN Number. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received proof of EIN. - Due Diligence Vendor-07/09/2026	Credit history exceeds minimum required - No mortgage lates on report. Months Reserves exceed minimum required - Months Reserves exceed minimum required .		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
416	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA
173	XX	XX	D	A	A	A	D	A	A	A	Closed	FCOM1225	2026-07-07 11:36	2026-07-10 08:02	Resolved	1 - Information	D	A	Compliance	Missing Doc	Second Home Rider is Missing	Resolved-Received copy of 2nd home rider. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is the missing document  - Seller-07/XX/2026

Open-Second Home Rider is Missing Second Home Rider is missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is the missing document - Seller-07/XX/2026	Resolved-Received copy of 2nd home rider. Finding Resolved. - Due Diligence Vendor-07/10/2026	LTV is less than guideline maximum - Required is 85 Borrower has 72.13

Qualifying DTI below maximum allowed - Required is 50 Borrower has 0.54

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 748		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Second Home	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
201	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
324	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MO	Investment	Refinance	No Cash Out - Borrower Initiated
265	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated
326	XX	XX	C	A	A	A	C	A	A	A	Closed	FCOM1354	2026-07-07 10:20	2026-07-20 10:31	Resolved	1 - Information	C	A	Compliance	Disclosure	Right to Cancel Transaction Date is less than 3 business days prior to the Disclosure Cancel Date	Resolved-Received re-opened rescission ROR and LOE to borrower. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

Counter-As July 4th fell on a Saturday, July 3 is considered the Holiday, so the 3 business day would have been 07/XX/20263 - Due Diligence Vendor-07/XX/2026

Ready for Review-The loan closed on June 30, and it is a transaction subject to the 3-business-day right of rescission (such as many owner-occupied refinance loans), the rescission period is generally calculated as follows:
• Closing (consummation): June 30 (not counted)
• Business Day 1: July 1
• Business Day 2: July 2
• Business Day 3: July 3
The right of rescission expires at midnight on July 3, assuming:
The loan would typically be eligible to fund/disburse on July 4, although if July 4 is a federal holiday, funding would generally occur on the next business day.
 - Seller-07/XX/2026

Open-Right to Cancel Transaction Date is '06-30-2026' but the Disclosure Cancel Date entered is '07-03-2026'. Please verify that the correct dates have been entered (Number of Business Days Difference is '2'). The Cancel of Date on the Right to Cancel doc is 07/XX/2026 and is less than three days from the closing date of 06/XX/2026. Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026

 Ready for Review-The loan closed on June 30, and it is a transaction subject to the 3-business-day right of rescission (such as many owner-occupied refinance loans), the rescission period is generally calculated as follows:
• Closing (consummation): June 30 (not counted)
• Business Day 1: July 1
• Business Day 2: July 2
• Business Day 3: July 3
The right of rescission expires at midnight on July 3, assuming:
The loan would typically be eligible to fund/disburse on July 4, although if July 4 is a federal holiday, funding would generally occur on the next business day.
 - Seller-07/XX/2026

Resolved-Received re-opened rescission ROR and LOE to borrower. Finding Resolved. - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 741 Required is 700 Borrower has 741

																										Long term residence - Borrower has resided at subject primary for 2.5 years.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
351	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0105	2026-07-07 15:25	2026-08-24 11:27	Resolved	1 - Information	C	A	Credit	Eligibility	Condo Structural Reports not in file	Resolved-Per the guidelines they require an attestation from the HOA in regards to the required structural inspections and that no other documentation is required - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. The additional inspection-company documentation requested by TPR is not required under the applicable Section 9.11 – Condo Projects guideline.

Section 9.11 specifically provides that for California and Florida condominium projects, the required documentation regarding structural inspections is an attestation from the HOA regarding the required structural inspections.

The file contains the HOA attestation confirming that no structural safety issues were identified. This satisfies the documentation requirement specified under Section 9.11.

The guideline does not require a separate cover letter from the inspection company, inspection-company certification, or a copy of the structural inspection report when the required HOA attestation has been provided.

Accordingly, TPR's request for a separate letter directly from the inspection company confirming that the inspection was completed and that no structural/safety issues or required repairs exist is not supported by the applicable Section 9.11 requirement.

Please review the provided HOA attestation against Section 9.11 and reconsider the finding. No additional inspection-company documentation should be required where the guideline specifically permits the HOA attestation as the required evidence for California and Florida condominium projects.

We respectfully request that the condition be cleared. - Seller-08/XX/2026

Counter-Please provide evidence from the inspection company reflecting the inspection was done and confirmation there are no structural/safety issues or if they need repairs done.  A cover letter from inspection company that is detailed stating there are no issues and the inspection was completed would suffice. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the HOA email confirming  no structural safety issues were found.  - Seller-08/XX/2026

Open-The file does not contain the required structural engineer report per state law. Missing copy of the Structural Integrity Reserve Study. Upon receipt additional information maybe required. Bldg is 3 stories and was built 46 years ago. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The additional inspection-company documentation requested by TPR is not required under the applicable Section 9.11 – Condo Projects guideline.

Section 9.11 specifically provides that for California and Florida condominium projects, the required documentation regarding structural inspections is an attestation from the HOA regarding the required structural inspections.

The file contains the HOA attestation confirming that no structural safety issues were identified. This satisfies the documentation requirement specified under Section 9.11.

The guideline does not require a separate cover letter from the inspection company, inspection-company certification, or a copy of the structural inspection report when the required HOA attestation has been provided.

Accordingly, TPR's request for a separate letter directly from the inspection company confirming that the inspection was completed and that no structural/safety issues or required repairs exist is not supported by the applicable Section 9.11 requirement.

Please review the provided HOA attestation against Section 9.11 and reconsider the finding. No additional inspection-company documentation should be required where the guideline specifically permits the HOA attestation as the required evidence for California and Florida condominium projects.

We respectfully request that the condition be cleared. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the HOA email confirming  no structural safety issues were found.  - Seller-08/XX/2026

Resolved-Per the guidelines they require an attestation from the HOA in regards to the required structural inspections and that no other documentation is required - Due Diligence Vendor-08/24/2026	Long term residence - VOR shows history of on-time payments since 6/22/2000.

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 790 Required is 660 Borrower has 790		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
351	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE9996	2026-07-07 15:38	2026-08-13 13:23	Waived	2 - Non-Material	C	B	Credit	Eligibility	Condo does not meet requirements	Waived-Originator exception granted to allow Mandatory Membership to third party owned recreational facilities not allowed. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the approved exception request - Seller-08/XX/2026

Open-Exception Request: Mandatory Membership to third party owned recreational facilities, XX not allowed. Seeking an exception to allow Mandatory Membership to third party owned recreational facilities, XX. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the approved exception request - Seller-08/XX/2026	Waived-Originator exception granted to allow Mandatory Membership to third party owned recreational facilities not allowed. Non-material waiver applied to finding with compensating factors. - Due Diligence Vendor-08/13/2026

Long term residence - VOR shows history of on-time payments since 6/22/2000.

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 790 Required is 660 Borrower has 790	Comp Factors: - FICO 80 points above min - LTV 5% below max	XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	Originator Post-Close	Yes	XX
351	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1206	2026-07-07 15:14	2026-08-13 13:17	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Document Uploaded. Attached is the Final DV with updated LPA, OFAC for settlement agent - XX - no results, SAM.GOV settlement agent XXshows another XX in XX, FL but our settlement agent XX doe not have a B initial -for middle name and address is in XX, Fl. No match. - Seller-08/XX/2026
Counter-Received Loan Participant Analysis page only.  Provide complete Fraud report with all participants to confirm Fraud Report is for subject transaction.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Attached is the updated Final DV with LPA. - Seller-07/XX/2026
Ready for Review-Document Uploaded.  - Seller-07/XX/2026
Open-All Interested Parties Not Checked with Exclusionary Lists. This includes the Seller(s), Real Estate Agent(s) and Settlement Agent(s). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. Attached is the Final DV with updated LPA, OFAC for settlement agent - XX - no results, SAM.GOV settlement agent XX shows another XX in XX, FL but our settlement agent XX doe not have a B initial -for middle name and address is in XX, Fl. No match. - Seller-08/XX/2026
 Ready for Review-Attached is the updated Final DV with LPA. - Seller-07/XX/2026
 Ready for Review-Document Uploaded.  - Seller-07/XX/2026
Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-08/13/2026	Long term residence - VOR shows history of on-time payments since 6/22/2000.

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 790 Required is 660 Borrower has 790		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
351	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1205	2026-07-07 15:14	2026-08-13 13:17	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA, OFAC for settlement agent - XX - no results, SAM.GOV settlement agent XX shows another XX in XX, FL but our settlement agent XX doe not have a B initial -for middle name and address is in XX, Fl. No match.  - Seller-08/XX/2026
Counter-Received Loan Participant Analysis page only.  Provide complete Fraud report with all participants to confirm Fraud Report is for subject transaction.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the updated  Final DV with updated LPA showing O matches for OFAC - Seller-07/XX/2026
Open-OFAC Check Not Completed and/or Cleared All Interested Parties Not Checked with OFAC Lists. This includes the Seller(s), Real Estate Agent(s) and Settlement Agent(s). Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV with updated LPA, OFAC for settlement agent - XX - no results, SAM.GOV settlement agent XX shows another XX in XX, FL but our settlement agent XX doe not have a B initial -for middle name and address is in XX, Fl. No match. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the updated  Final DV with updated LPA showing O matches for OFAC - Seller-07/XX/2026

Resolved-OFAC Check Completed and Cleared - Due Diligence Vendor-08/13/2026	Long term residence - VOR shows history of on-time payments since 6/22/2000.

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 640 Borrower has 790 Required is 660 Borrower has 790		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
231	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
235	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6910	2026-07-08 07:33	2026-07-10 14:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Received Borrower 797 request, Receipt Notice, and Green Card. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The request for additional identification documentation is not warranted. The borrower’s Permanent Resident Card (Green Card) expired on 06/XX/2026; however, the file contains the Form I-797 Notice of Action issued by the U.S. Citizenship and Immigration Services (USCIS).

The I-797 reflects that USCIS received the borrower’s Petition to Remove Conditions on Residence on 04/XX/2026, with a notice date of 04/XX/2026. This notice serves as confirmation of the timely filed petition and provides an extension of the borrower’s conditional permanent resident status while the petition is pending.

The required documentation evidencing the borrower’s continued laXXul permanent resident status was provided in the file. This is a closed and funded loan file. Please review the I-797 Notice of Action provided and clear the finding.  - Seller-07/XX/2026

Open-Borrower 1 Non-US Citizen Identification Document is Missing Green card is expired with no proof of extension. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The request for additional identification documentation is not warranted. The borrower’s Permanent Resident Card (Green Card) expired on 06/XX/2026; however, the file contains the Form I-797 Notice of Action issued by the U.S. Citizenship and Immigration Services (USCIS).

The I-797 reflects that USCIS received the borrower’s Petition to Remove Conditions on Residence on 04/XX/2026, with a notice date of 04/XX/2026. This notice serves as confirmation of the timely filed petition and provides an extension of the borrower’s conditional permanent resident status while the petition is pending.

The required documentation evidencing the borrower’s continued laXXul permanent resident status was provided in the file. This is a closed and funded loan file. Please review the I-797 Notice of Action provided and clear the finding.  - Seller-07/XX/2026

Resolved-Received Borrower 797 request, Receipt Notice, and Green Card. - Due Diligence Vendor-07/10/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 27.52

																										Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 730. Required is 700 Borrower has 730		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
359	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE0179	2026-07-07 18:21	2026-07-30 09:34	Resolved	1 - Information	C	A	Credit	Eligibility	UW Attestation/Docs stating warrantability are missing	Resolved-1008 provided with attestation. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See the updated attached 1008 with condo warranty  - Seller-07/XX/2026

Counter-Received rebuttal.  Missing UW attestation confirming warranty type.  1008 received reflects Limited Review with CPM ID.  Please clarify warranty type meeting guideline 9.11 - Due Diligence Vendor-07/XX/2026

Ready for Review-The condo desk reviewed all documentation uploaded in the loan and signed off on the condition in XX. The guidelines do not require for the loan file to contain an attestation from the UW.  - Seller-07/XX/2026

Open-UW Attestation/Docs stating warrantability are missing. Missing the UW Attestation/Docs stating warrantability. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See the updated attached 1008 with condo warranty - Seller-07/XX/2026

 Ready for Review-The condo desk reviewed all documentation uploaded in the loan and signed off on the condition in XX. The guidelines do not require for the loan file to contain an attestation from the UW.  - Seller-07/XX/2026

Resolved-1008 provided with attestation. - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 791 Required is 660 Borrower has 791

LTV is less than guideline maximum - Max LTV is 85 Borrower has 61.48 Required is 85 Borrower has 61.48

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.21 Required is 50 Borrower has 39.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
359	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1506	2026-07-07 18:30	2026-07-13 12:03	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Received lease and proof of 2 months rent received - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The 2/mo rents receipt have been provided with not ATR fail  - Seller-07/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing proof of the Lease and receipt of 2 months rent and security deposit for property 3a. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The 2/mo rents receipt have been provided with not ATR fail - Seller-07/XX/2026	Resolved-Received lease and proof of 2 months rent received - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 791 Required is 660 Borrower has 791

LTV is less than guideline maximum - Max LTV is 85 Borrower has 61.48 Required is 85 Borrower has 61.48

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.21 Required is 50 Borrower has 39.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
359	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1345	2026-07-08 08:05	2026-07-13 12:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Lease Agreements Missing	Resolved-Received lease and evidence of 2 months rents received. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the Lease Agreement for XX (new and previous) - 2/mo rents receipt   - Seller-07/XX/2026
Open-Borrower 1 Lease Agreements Missing Missing proof of the Lease and receipt of 2 months rent for property 3a. If property was recently converted to a rental, proof of security deposit is also required. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Lease Agreement for XX (new and previous) - 2/mo rents receipt - Seller-07/XX/2026	Resolved-Received lease and evidence of 2 months rents received. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 791 Required is 660 Borrower has 791

LTV is less than guideline maximum - Max LTV is 85 Borrower has 61.48 Required is 85 Borrower has 61.48

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.21 Required is 50 Borrower has 39.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
359	XX	XX	D	A	D	A	C	A	A	A	Closed	FCOM1221	2026-07-07 17:22	2026-07-13 11:54	Resolved	1 - Information	C	A	Credit	Closing	The Deed of Trust is Incomplete	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached document - deed of trust with exhibit A  - Seller-07/XX/2026

Open-The Deed of Trust is Incomplete Missing the Exhibit A/ Legal Description to the Mortgage Deed of Trust. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached document - deed of trust with exhibit A - Seller-07/XX/2026	Resolved-Received complete security instrument inclusive of legal description. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 791 Required is 660 Borrower has 791

LTV is less than guideline maximum - Max LTV is 85 Borrower has 61.48 Required is 85 Borrower has 61.48

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.21 Required is 50 Borrower has 39.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
359	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-07-07 13:38	2026-07-10 11:58	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 07/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Received document tracking. Finding Resolved. - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 791 Required is 660 Borrower has 791

LTV is less than guideline maximum - Max LTV is 85 Borrower has 61.48 Required is 85 Borrower has 61.48

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 39.21 Required is 50 Borrower has 39.21		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
367	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-07-07 11:47	2026-07-09 07:39	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with lock COC, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $666 to $17 due to the float to lock- please see attached - Seller-07/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($17.25) does not exceed or equal the comparable sum of specific and non-specific lender credits ($666.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $666 to $17.25 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $648.75, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C. COC In file does not specify lender credit decrease. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $666 to $17 due to the float to lock- please see attached - Seller-07/XX/2026	Resolved-Received explanation that lender credit decreased with lock COC, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/09/2026	Qualifying FICO score is at least 20 points above minimum for program - .Required is 720 Borrower has 754 Required is 720 Borrower has 754

LTV is less than guideline maximum - . Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - . Required is 50.49 Borrower has 37.12		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
390	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE7569	2026-07-08 11:45	2026-08-03 13:25	Resolved	1 - Information	C	A	Credit	Debt	Mortgage history for primary residence less than 12 months	Resolved-Received copy of Note for primary referencing NBS /co-trustee only signed note and verification 12 0x30 on primary by 3rd party. CBR in file reflects 56 0x30 - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. see the copy of the Note that reflects only the borrower's spouse on the loan.  - Seller-07/XX/2026
Counter-Received property report reflecting property vested in trust name, same vesting as subject property, as well as mortgage statement reflecting mailed to spouse/co-trustee, However unable to verify whether borrower is obligated to the Note and payments without verifying how is note signed. Condition remains.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The borrower is on title to property but is not obligated on the mortgage. Attached is the property profile to verify the borrower is on title.  plus, the mortgage statement, which confirm that the mortgage with XX is the responsibility of a third party, - Seller-07/XX/2026
Open-Property 3e (Primary): Mortgage does not report to credit, provide pay history. (1003 indicates mortgage held with XX vs XX Mtg (statement in file), discrepancy. If borrower is not obligated on loan, provide evidence. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the copy of the Note that reflects only the borrower's spouse on the loan. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The borrower is on title to property but is not obligated on the mortgage. Attached is the property profile to verify the borrower is on title.  plus, the mortgage statement, which confirm that the mortgage with XX is the responsibility of a third party, - Seller-07/XX/2026

Resolved-Received copy of Note for primary referencing NBS /co-trustee only signed note and verification 12 0x30 on primary by 3rd party. CBR in file reflects 56 0x30 - Due Diligence Vendor-08/03/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.55

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 780

																										LTV is less than guideline maximum - Required is 80 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
390	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-08 11:17	2026-08-03 13:24	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Lender provided a property profile and the mortgage statement for REO 3b which confirm that the mortgage with XX, including the past-due balance, is the responsibility of a third party. The property profile reflects that the borrower executed a quitclaim deed to the XX on December XX, 2023. The deed of trust for the current outstanding lien was recorded on the same date. This documentation provides sufficient evidence that the borrower is not obligated on the XX mortgage. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The borrower is on title to the property but is not obligated on the mortgage. Attached are the property profile and the mortgage statement, which confirm that the mortgage with XX, including the past-due balance, is the responsibility of a third party.

I have attached a more detailed property profile reflecting that the borrower's spouse executed a quitclaim deed to the borrower on December XX 2023. The deed of trust for the current outstanding lien was recorded on the same date. This documentation provides sufficient evidence that the borrower is not obligated on the XX mortgage. - Seller-07/XX/2026
Counter-Received property report reflecting property vested in trust name, same vesting as subject property, as well as mortgage statement reflecting mailed to spouse/co-trustee, However unable to verify whether borrower is obligated to the Note and payments without verifying how is note signed. Condition remains.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The borrower is on title to the property but is not obligated on the mortgage. Attached are the property profile and the mortgage statement, which confirm that the mortgage with XX is the responsibility of a third party, including the past-due balance. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Property 3b: XX Mtg Statement shows overdue payments totaling $XX. Provide verification that account is current or is not borrower's responsibility. (Per Guides (4.6), For all properties, the mortgage must be rated within 45 days of the application date. Loan does not report to credit, statement is in the name of non-borrower). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The borrower is on title to the property but is not obligated on the mortgage. Attached are the property profile and the mortgage statement, which confirm that the mortgage with XX, including the past-due balance, is the responsibility of a third party.

I have attached a more detailed property profile reflecting that the borrower's spouse executed a quitclaim deed to the borrower on December XX, 2023. The deed of trust for the current outstanding lien was recorded on the same date. This documentation provides sufficient evidence that the borrower is not obligated on the XX mortgage. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The borrower is on title to the property but is not obligated on the mortgage. Attached are the property profile and the mortgage statement, which confirm that the mortgage with XX is the responsibility of a third party, including the past-due balance. - Seller-07/XX/2026
Resolved-Lender provided a property profile and the mortgage statement for REO 3b which confirm that the mortgage with XX, including the past-due balance, is the responsibility of a third party. The property profile reflects that the borrower executed a quitclaim deed to the NBS on December XX, 2023. The deed of trust for the current outstanding lien was recorded on the same date. This documentation provides sufficient evidence that the borrower is not obligated on the XX mortgage. - Due Diligence Vendor-07/30/2026
Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.55

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 780

																										LTV is less than guideline maximum - Required is 80 Borrower has 65		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
354	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1316	2026-07-08 09:39	2026-07-30 09:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-After further review, a VOE is not required on a 1099 borrower. - Due Diligence Vendor-07/XX/2026
Ready for Review-The borrower was qualified using 1099 income loan program with a one-year income history. The applicable guidelines for 1099 income do not require a third-party VVOE to be completed prior to closing. The loan file is only required to contain the necessary two months of bank statements to support the calculation of the 1099 income average, less the applicable 10% expense factor.

Plus, at the same time the most recent 2/mo bank statement supports the continuance of the 1099 income used to qualify. - Seller-07/XX/2026
Counter-Received XX.  Unable to determine date of document.  Body of document indicate "The entity is scheduled to expire on Decebler 31,2025.".  Note date is 7/XX/26.  Finding remains.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The borrower was qualified as a 1099 employee. The guidelines do not indicate that a third-party Verification of Employment (VVOE) is required. Instead, they require the borrower's income to be supported by the two most recent months of bank statements, which have been uploaded. Additionally, the Secretary of State business registration has been provided to verify that the borrower's business remains active. - Seller-07/XX/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Provide Missing 3 Party VVOE. - Due Diligence Vendor-07/XX/2026	Ready for Review-The borrower was qualified using 1099 income loan program with a one-year income history. The applicable guidelines for 1099 income do not require a third-party VVOE to be completed prior to closing. The loan file is only required to contain the necessary two months of bank statements to support the calculation of the 1099 income average, less the applicable 10% expense factor.

Plus, at the same time the most recent 2/mo bank statement supports the continuance of the 1099 income used to qualify. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The borrower was qualified as a 1099 employee. The guidelines do not indicate that a third-party Verification of Employment (VVOE) is required. Instead, they require the borrower's income to be supported by the two most recent months of bank statements, which have been uploaded. Additionally, the Secretary of State business registration has been provided to verify that the borrower's business remains active. - Seller-07/XX/2026

Resolved-After further review, a VOE is not required on a 1099 borrower. - Due Diligence Vendor-07/30/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 783. Required is 680 Borrower has 783

																										LTV is less than guideline maximum - LTV Required is 90% Borrower has 79.50%. Required is 90 Borrower has 80		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	WA	Primary Residence	purchase	NA	N/A	N/A	XX
398	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA
376	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	purchase	NA
409	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
344	XX	XX	D	A	D	A	C	A	C	A	Closed	FCRE1492	2026-07-08 13:17	2026-07-24 07:29	Resolved	1 - Information	C	A	Credit	Assets	Cash Out Does Not Meet Guideline Requirements	Resolved-This is a purchase transaction with gift of equity. the $XX is minimal cash back to borrower. - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding is not valid. This transaction is not structured as a cash-out refinance or a transaction where the borrower received proceeds from the Gift of Equity. The borrower received a $387,500 Gift of Equity, which was applied toward the purchase transaction as permitted.

The transaction details are as follows:

Loan Amount: $XX
Seller Credit: $XX
Gift of Equity: $387,500
Total Due From Borrower: $XX
Total Paid on Behalf of Borrower at Closing: $XX
Cash to Borrower: $XX
Closing Costs Paid at Closing: $XX

The $XX reflected as cash to borrower on the Final Closing Disclosure represents a minor settlement reconciliation/overage resulting from the application of seller credits and funds disbursed at closing. It does not represent proceeds from the Gift of Equity, borrower cash contribution, or an impermissible cash-out amount.

The borrower did not receive funds from the equity gift; rather, the gift was fully applied toward the purchase transaction. The remaining $XX is a nominal excess amount created by the final closing figures and is not a loan proceeds disbursement or cash-out transaction.

Accordingly, the finding that the Gift of Equity was exceeded is not supported, as the Gift of Equity amount did not exceed the required contribution toward the transaction. The final CD reflects the proper application of funds, seller credit, and gift funds, with the small cash-to-borrower amount representing a closing adjustment only.

Please review and clear this finding.
 - Seller-07/XX/2026
Open-Cash Out Does Not Meet Guideline Requirements 100% Gift of Equity is exceeded with cash back on Final CD of $XX, not allowed. (Borrower made no down payment) - Due Diligence Vendor-07/XX/2026	Ready for Review-The finding is not valid. This transaction is not structured as a cash-out refinance or a transaction where the borrower received proceeds from the Gift of Equity. The borrower received a $387,500 Gift of Equity, which was applied toward the purchase transaction as permitted.

The transaction details are as follows:

Loan Amount: $XX
Seller Credit: $XX
Gift of Equity: $387,500
Total Due From Borrower: $XX
Total Paid on Behalf of Borrower at Closing: $XX
Cash to Borrower: $XX
Closing Costs Paid at Closing: $XX

The $XX reflected as cash to borrower on the Final Closing Disclosure represents a minor settlement reconciliation/overage resulting from the application of seller credits and funds disbursed at closing. It does not represent proceeds from the Gift of Equity, borrower cash contribution, or an impermissible cash-out amount.

The borrower did not receive funds from the equity gift; rather, the gift was fully applied toward the purchase transaction. The remaining $XX is a nominal excess amount created by the final closing figures and is not a loan proceeds disbursement or cash-out transaction.

Accordingly, the finding that the Gift of Equity was exceeded is not supported, as the Gift of Equity amount did not exceed the required contribution toward the transaction. The final CD reflects the proper application of funds, seller credit, and gift funds, with the small cash-to-borrower amount representing a closing adjustment only.

Please review and clear this finding.
 - Seller-07/XX/2026
Resolved-This is a purchase transaction with gift of equity. the $XX is minimal cash back to borrower. - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 772

LTV is less than guideline maximum - Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.21			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
344	XX	XX	D	A	D	A	C	A	C	A	Closed	FCRE1248	2026-07-08 12:39	2026-07-24 07:28	Resolved	1 - Information	C	A	Credit	Eligibility	Non-Arm's Length Transactions Not Allowed for Program	Resolved-Received payoff dated 6/7 which expires 7/2 which is less than 30 days of interest - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  The finding is not supported. The payoff demand provided was dated 06/XX/2026 and reflects the existing mortgage payoff information, including an unpaid principal balance of $246,181.32. The demand expires on 07/XX/2026, which is the actual funding date of the transaction.

The payoff demand was obtained prior to closing (06/XX/2026) and remained valid through funding (07/XX/2026). The document confirms the payoff amount and demonstrates that the existing mortgage was current and eligible for payoff.

The payoff demand does not exceed one month of interest as referenced in the initial finding. The payoff was valid through the funding date and satisfies the requirement to verify non-default status under Cup XX guideline 3.5. - Seller-07/XX/2026

Counter-Received Mortgage Payoff dated 6/XX/2026, however the quoted interest is thru 7/XX/2026 which is over 30 days of interest. Please provide same document with a maximum of 30 days interest per initial finding. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the payoff demand that shows mortgage is current.  - Seller-07/XX/2026

Counter-Received rebuttal.  Review was completed under the Cup XX program.  Missing proof of non-default on any existing Seller mortgage(s) is required. (Acceptable documentation includes a VOM, the most recent mortgage statement, or a payoff demand not exceeding one (1) month of interest). Must meet guidelines 3.5.   - Due Diligence Vendor-07/XX/2026

Ready for Review-The finding is not valid. The applicable program for this transaction is Cup XX Alt FD 30-Year – 12 Months CPA P&L. A review of the applicable Cup XX guidelines and matrix does not contain a provision stating that non-arm’s length transactions are prohibited under this program.

The referenced requirement that non-arm’s length transactions are not allowed is not supported by the applicable program guidelines. The XX Guide Section 4.0 and the Cup XX Matrix do not include a restriction prohibiting non-arm’s length transactions or requiring additional documentation based solely on a non-arm’s length relationship.

Therefore, the request for proof of non-default on an existing seller mortgage related to a non-arm’s length transaction is not applicable under the program utilized for this loan.

This is a closed and funded loan file. The loan was underwritten in accordance with the applicable Cup XX Alt FD 30-Year – 12 Months CPA P&L guidelines. Please review the program guidelines and clear the condition. - Seller-07/XX/2026

Open-Non-Arm's Length Transactions Not Allowed for Program Proof of non-default on any existing Seller mortgage(s) is required. (Acceptable documentation includes a VOM, the most recent mortgage statement, or a payoff demand not exceeding one (1) month of interest). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not supported. The payoff demand provided was dated 06/XX/2026 and reflects the existing mortgage payoff information, including an unpaid principal balance of $246,181.32. The demand expires on 07/XX/2026, which is the actual funding date of the transaction.

The payoff demand was obtained prior to closing (06/XX/2026) and remained valid through funding (07/XX/2026). The document confirms the payoff amount and demonstrates that the existing mortgage was current and eligible for payoff.

The payoff demand does not exceed one month of interest as referenced in the initial finding. The payoff was valid through the funding date and satisfies the requirement to verify non-default status under XX guideline 3.5. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Attached is the payoff demand that shows mortgage is current.  - Seller-07/XX/2026
 Ready for Review-The finding is not valid. The applicable program for this transaction is XX Alt FD 30-Year – 12 Months CPA P&L. A review of the applicable XX guidelines and matrix does not contain a provision stating that non-arm’s length transactions are prohibited under this program.

The referenced requirement that non-arm’s length transactions are not allowed is not supported by the applicable program guidelines. The XX Guide Section 4.0 and the XX Matrix do not include a restriction prohibiting non-arm’s length transactions or requiring additional documentation based solely on a non-arm’s length relationship.

Therefore, the request for proof of non-default on an existing seller mortgage related to a non-arm’s length transaction is not applicable under the program utilized for this loan.

This is a closed and funded loan file. The loan was underwritten in accordance with the applicable XX Alt FD 30-Year – 12 Months CPA P&L guidelines. Please review the program guidelines and clear the condition. - Seller-07/XX/2026
Resolved-Received payoff dated 6/7 which expires 7/2 which is less than 30 days of interest - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 772

LTV is less than guideline maximum - Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.21		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
344	XX	XX	D	A	D	A	C	A	C	A	Closed	FCRE0185	2026-07-08 22:56	2026-07-16 14:08	Resolved	1 - Information	C	A	Property	Value	Loan missing Desk Review as required per Guidelines	Resolved-Received updated CDA and is within 10% tolerance - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The finding is not valid. The CDA/desk review reflects a value of $XX with an effective date of 05/XX/2026. The appraisal report reflects an appraised value (AV) of $XX as of 05/XX/2026 and was signed on 05/XX/2026. The variance between the CDA value and the appraised value is approximately 6.5%.

The CDA was reviewed during the underwriting process and did not identify any deficiencies with the appraisal report, including no concerns regarding the appraiser’s methodology, comparable selection, adjustments, property condition, marketability, or overall support for the concluded value. The variance between the CDA and appraisal value does not indicate that the appraisal was unsupported or requires correction.

The appraisal report was the valuation product relied upon for final underwriting approval. The appraised value of $XXwas supported by the appraisal analysis and was used on the 1008 and approval documents to determine eligibility and loan terms. The approved loan amount was calculated using the appraised value, and the transaction was approved within program parameters.

The request to provide a corrected desk review confirming review of the $XX value is not warranted. The CDA already reflects the valuation review performed, and the 6.5% variance between the CDA and appraisal does not represent a material discrepancy or appraisal deficiency requiring additional action.

This is a closed and funded loan file. The appraisal, CDA, and underwriting documentation support the final approval decision. No further documentation or corrective action is required. - Seller-07/XX/2026
Counter-Received rebuttal.  Desk review reflects CDA value $XX with 0.0% variance with appraisal report dated 5/XX and signed 5/XX.  Appraisal received, dated 5/XXsigned 5/XX,reflects market opinion of value of $1,550,000.  Approval, 1008 reflect value of $XX  Provide, correct desk review confirming review of value $1,550,000 - Due Diligence Vendor-07/XX/2026
Ready for Review-The finding is not valid. The file contains both the appraisal report and the CDA, and the valuation discrepancy was reviewed during underwriting.

The appraisal report reflects an appraised value of $XX as of 05/XX/2026, and the CDA reflects a value of $XX as of 05/XX/2026. The approved loan amount of $XX was calculated using the appraised value, resulting in a 75.00% LTV.

The CDA did not identify any deficiencies with the appraisal report, property condition, marketability, comparable selection, or other appraisal-related concerns. The difference in value appears to be attributable to the CDA utilizing the income approach methodology, while the appraisal report considered all applicable valuation approaches and provided the final reconciled opinion of value.

Additionally, this transaction was reviewed as a non-arm’s-length purchase with a disclosed gift of equity of $356,250 and a 6% seller credit, all of which were disclosed and considered during underwriting. The appraisal supported the purchase transaction and collateral value used for loan approval.

The appraisal was the valuation product relied upon for final underwriting approval, and the loan was approved within program parameters based on the supported appraised value.

This is a closed and funded loan file. Please review the appraisal report, CDA, and underwriting analysis provided in the file. The valuation documentation supports the final loan approval, and no additional conditions are warranted. - Seller-07/XX/2026
Open-Desk review in file value does not match appraisal in file. It appears desk review took the value from the income approach. All other information matches. Additional conditions may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not valid. The CDA/desk review reflects a value of $XXwith an effective date of 05/XX/2026. The appraisal report reflects an appraised value (AV) of $XX as of 05/XX/2026 and was signed on 05/XX/2026. The variance between the CDA value and the appraised value is approximately 6.5%.

The CDA was reviewed during the underwriting process and did not identify any deficiencies with the appraisal report, including no concerns regarding the appraiser’s methodology, comparable selection, adjustments, property condition, marketability, or overall support for the concluded value. The variance between the CDA and appraisal value does not indicate that the appraisal was unsupported or requires correction.

The appraisal report was the valuation product relied upon for final underwriting approval. The appraised value of $XX was supported by the appraisal analysis and was used on the 1008 and approval documents to determine eligibility and loan terms. The approved loan amount was calculated using the appraised value, and the transaction was approved within program parameters.

The request to provide a corrected desk review confirming review of the $XXvalue is not warranted. The CDA already reflects the valuation review performed, and the 6.5% variance between the CDA and appraisal does not represent a material discrepancy or appraisal deficiency requiring additional action.

This is a closed and funded loan file. The appraisal, CDA, and underwriting documentation support the final approval decision. No further documentation or corrective action is required. - Seller-07/XX/2026
 Ready for Review-The finding is not valid. The file contains both the appraisal report and the CDA, and the valuation discrepancy was reviewed during underwriting.

The appraisal report reflects an appraised value of $XX as of 05/XX/2026, and the CDA reflects a value of $XX as of 05/XX/2026. The approved loan amount of $XX was calculated using the appraised value, resulting in a 75.00% LTV.

The CDA did not identify any deficiencies with the appraisal report, property condition, marketability, comparable selection, or other appraisal-related concerns. The difference in value appears to be attributable to the CDA utilizing the income approach methodology, while the appraisal report considered all applicable valuation approaches and provided the final reconciled opinion of value.

Additionally, this transaction was reviewed as a non-arm’s-length purchase with a disclosed gift of equity of $356,250 and a 6% seller credit, all of which were disclosed and considered during underwriting. The appraisal supported the purchase transaction and collateral value used for loan approval.

The appraisal was the valuation product relied upon for final underwriting approval, and the loan was approved within program parameters based on the supported appraised value.

This is a closed and funded loan file. Please review the appraisal report, CDA, and underwriting analysis provided in the file. The valuation documentation supports the final loan approval, and no additional conditions are warranted. - Seller-07/XX/2026
Resolved-Received updated CDA and is within 10% tolerance - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 772

LTV is less than guideline maximum - Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.21		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
344	XX	XX	D	A	D	A	C	A	C	A	Closed	FCRE1964	2026-07-08 23:12	2026-07-16 13:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation	Resolved-Received 1003 and 1008 removing Alimony income as it is not used to qualify - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached are the updated PC 1003 and PC 1008. Please note that the alimony income was removed. - Seller-07/XX/2026

Open-Alimony was included on the final 1003 and 1008 but docs not provided. Verify if this income source was used. If so, provide needed docs to support. Additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached are the updated PC 1003 and PC 1008. Please note that the alimony income was removed. - Seller-07/XX/2026	Resolved-Received 1003 and 1008 removing Alimony income as it is not used to qualify - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 772

LTV is less than guideline maximum - Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.21		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
344	XX	XX	D	A	D	A	C	A	C	A	Closed	finding-3634	2026-07-07 13:38	2026-07-10 14:16	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The loan amount changed from $XX to $XX causing the BPC to change from $29,391 to $31,968

See attached  - Seller-07/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,577.75.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $2577.75 (Broker Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2577.75, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan amount changed from $XX to $XX causing the BPC to change from $29,391 to $31,968 See attached - Seller-07/XX/2026	Resolved-Received COC for increase in fees. Finding Resolved. - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 772

LTV is less than guideline maximum - Required is 80 Borrower has 75

																										Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 18.21		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
303	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1145	2026-07-08 11:40	2026-07-10 11:23	Resolved	1 - Information	D	A	Credit	Missing Doc	Title Document Missing	Resolved-Received title commitment, chain of title satisfied by exhibit A reflecting same property acquired by b1 and nbs on 03/XX/2017 - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the Title Commitment. - Seller-07/XX/2026
Open-Title Document is missing Provide missing Title. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Title Commitment. - Seller-07/XX/2026	Resolved-Received title commitment, chain of title satisfied by exhibit A reflecting same property acquired by b1 and nbs on 03/09/2017 - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICo Required is 680 Borrower has 788. Required is 680 Borrower has 788

																										Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 34.71%. Required is 50.49 Borrower has 34.71		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
303	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1148	2026-07-08 11:40	2026-07-10 11:23	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Received title commitment reflecting Title Coverage Amount of $XX - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the Title Commitment that shows Proposed Amount of Insurance o $XX which matches our loan amount.  - Seller-07/XX/2026
Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). Title missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Title Commitment that shows Proposed Amount of Insurance o $XX which matches our loan amount. - Seller-07/XX/2026	Resolved-Received title commitment reflecting Title Coverage Amount of $XX- Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICo Required is 680 Borrower has 788. Required is 680 Borrower has 788

																										Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 34.71%. Required is 50.49 Borrower has 34.71		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
303	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1151	2026-07-08 14:29	2026-07-10 11:23	Resolved	1 - Information	C	A	Credit	Title	Satisfactory Chain of Title not Provided	Resolved-Received title commitment, chain of title satisfied by exhibit A reflecting same property acquired by b1 and nbs on 03/XX/2017 - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. We respectfully disagree with this finding. The title commitment was provided in the loan file and contains the necessary title information to verify ownership and vesting.

The Commitment for Title Insurance – Louisiana 2021 ALTA Form, issued by XX through XX, LLC, reflects the following:

Property Address: XX, XX, LA XX
Commitment Date: 06/XX/2026
Loan Policy Proposed Insured: XX XX ., its successors and/or assigns
Estate or Interest Insured: Fee Simple
Current Vesting: Title is vested in XX and XX, as disclosed in the public records, and has been vested since XX.

The title commitment provides evidence of the ownership history and confirms the current vested owners of record. The applicable Schedule A and related title commitment pages were included in the file and provide the required title verification.

This is a closed and funded loan, and the title commitment obtained from the licensed title company adequately verifies the chain of title and ownership interest. Accordingly, we respectfully request that this finding be cleared. - Seller-07/XX/2026
Open-Unsatisfactory Chain of Title provided. Title missing at initial review - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. We respectfully disagree with this finding. The title commitment was provided in the loan file and contains the necessary title information to verify ownership and vesting.

The Commitment for Title Insurance – Louisiana 2021 ALTA Form, issued by XX Company through XX, reflects the following:

Property Address: XX XX, LA X
Commitment Date: 06/XX/2026
Loan Policy Proposed Insured: XX, its successors and/or assigns
Estate or Interest Insured: Fee Simple
Current Vesting: Title is vested in XX and XX, as disclosed in the public records, and has been vested since 03/XX/2017.

The title commitment provides evidence of the ownership history and confirms the current vested owners of record. The applicable Schedule A and related title commitment pages were included in the file and provide the required title verification.

This is a closed and funded loan, and the title commitment obtained from the licensed title company adequately verifies the chain of title and ownership interest. Accordingly, we respectfully request that this finding be cleared. - Seller-07/XX/2026
Resolved-Received title commitment, chain of title satisfied by exhibit A reflecting same property acquired by b1 and nbs on 03/09/2017 - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - FICo Required is 680 Borrower has 788. Required is 680 Borrower has 788

																										Qualifying DTI below maximum allowed - DTI Required is 50.49% Borrower has 34.71%. Required is 50.49 Borrower has 34.71		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	LA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
219	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA
374	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	VA	Investment	purchase	NA
410	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-08 04:36	2026-08-12 13:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Complete prior housing history provided and rent free letter for current housing. - Due Diligence Vendor-08/XX/2026
Ready for Review-The borrower currently resides at XX rent-free, and a rent-free letter has been provided to document the arrangement.

Prior to moving to XX, the borrower resided at XXas her primary residence. The property is now being retained as an investment property.

The mortgage for XX is currently serviced by XX, account ending in #XXd reflects payment history from 04/2023 through 05/2026. The loan was previously serviced by XX, account ending in #XXis mortgage is also reflected on page 2 of the credit report.

The loan file contains sufficient documentation to address and clear the cited issue.

Please escalate the cited issue to management given that this is an aged loan over 30+ days.  - Seller-08/XX/2026
Counter-Received Rent Free letter for primary residence. Upon reviewing the credit supplement, XX is for the borrowers rental property. Supplement shows loan opened 4/2023 however only provided a 10 month review period. Missing the additional 2 months to satisfy the condition. Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. attached is the borrower's rent-free letter with property profile.  - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Acceptable housing history requires evidence of housing payments for at least the prior 12 months, meeting XX DSCR program requirements. For DSCR, housing history verification is limited to the borrower's primary residence and the subject
property (for refinance transactions). Missing verification of rent/rent free letter for borrower living rent free at current residence. - Due Diligence Vendor-07/XX/2026	Ready for Review-The borrower currently resides at XX rent-free, and a rent-free letter has been provided to document the arrangement.

Prior to moving to XX, the borrower resided at XX as her primary residence. The property is now being retained as an investment property.

The mortgage for XX is currently serviced by XX, account ending in #XXand reflects payment history from 04/2023 through 05/2026. The loan was previously serviced by XXX, account ending in #XXThis mortgage is also reflected on page 2 of the credit report.

The loan file contains sufficient documentation to address and clear the cited issue.

Please escalate the cited issue to management given that this is an aged loan over 30+ days.  - Seller-08/XX/2026
 Ready for Review-Document Uploaded. attached is the borrower's rent-free letter with property profile.  - Seller-07/XX/2026
																									Resolved-Complete prior housing history provided and rent free letter for current housing. - Due Diligence Vendor-08/12/2026	Months Reserves exceed minimum required - Months reserves required is 3; qualifying reserves is 31.9 months. DSCR =/> 1.00 and minimum is 0.85 or Less - 1.131 DSCR, .8 min		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
352	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1205	2026-07-08 18:21	2026-09-02 18:00	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report with / OFAC Check Completed and Cleared - Due Diligence Vendor-09/XX/2026

Ready for Review-Checked SAM.gov  - The listing real estate office (XX) did not show up on any lists. Also, please review the Watchlist Match Report on the Drive Report. The companies listed are not a match. Please clear. - Seller-09/XX/2026

Counter-Received Fraud report with GSA-EPLS alerts for Listing Agent. Finding remains.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached Drive Report with OFAC Check Completed/Cleared for Seller. - Seller-07/XX/2026

Open-OFAC Check Not Completed and/or Cleared for the Seller. - Due Diligence Vendor-07/XX/2026	Ready for Review-Checked SAM.gov - The listing real estate office (XX) did not show up on any lists. Also, please review the Watchlist Match Report on the Drive Report. The companies listed are not a match. Please clear. - Seller-09/XX/2026

 Ready for Review-Document Uploaded. See attached Drive Report with OFAC Check Completed/Cleared for Seller. - Seller-07/XX/2026

																									Resolved-Received Fraud Report with / OFAC Check Completed and Cleared - Due Diligence Vendor-09/02/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 778 LTV is less than guideline maximum - Required is 80 Borrower has 70		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Second Home	purchase	NA	N/A	N/A	XX
401	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
218	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-07-08 11:33	2026-07-13 13:24	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Per Matrix Overlays, reduced reserves are eligible with 5% CLTV reduction - Due Diligence Vendor-07/XX/2026
Ready for Review-The X XX XX dated 04/XX/26 permits a reduction in reserve requirements when the LTV is reduced by 5%, allowing for a three-month reduction in required reserves. The maximum allowable LTV for this transaction was 80%. Since the subject property was delivered with a 60% LTV, the loan qualified for the reduced reserve requirement and was permitted to be delivered with three months of cash reserves instead of the standard six months. - Seller-07/XX/2026
Open-Audited Reserves of 4.81 month(s) are less than Guideline Required Reserves of 6 month(s) - Due Diligence Vendor-07/XX/2026	Ready for Review-The XX dated 04/XX/26 permits a reduction in reserve requirements when the LTV is reduced by 5%, allowing for a three-month reduction in required reserves. The maximum allowable LTV for this transaction was 80%. Since the subject property was delivered with a 60% LTV, the loan qualified for the reduced reserve requirement and was permitted to be delivered with three months of cash reserves instead of the standard six months. - Seller-07/XX/2026
Resolved-Per Matrix Overlays, reduced reserves are eligible with 5% CLTV reduction - Due Diligence Vendor-07/13/2026	LTV is less than guideline maximum - Required is 75 Borrower has 60

Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 802

																										DSCR % greater than 1.20 - DSCR min is 0.75, borrower has 1.37			ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
389	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
320	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3352	2026-07-08 10:13	2026-07-23 10:23	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/10/2026	Credit history exceeds minimum required - > 2 years Qualifying DTI below maximum allowed - Required is 43 Borrower has 32.73			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	MN	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
320	XX	XX	C	A	A	A	C	A	A	A	Closed	FCOM1354	2026-07-08 09:43	2026-07-21 08:23	Resolved	1 - Information	C	A	Compliance	Disclosure	Right to Cancel Transaction Date is less than 3 business days prior to the Disclosure Cancel Date	Resolved-Received copy of NTRC re-opening recission period with proof of sent to borrower. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

Open-Right to Cancel Transaction Date is '06-30-2026' but the Disclosure Cancel Date entered is '07-03-2026'.  Please verify that the correct dates have been entered (Number of Business Days Difference is '2'). The Cancel of Date on the Right to Cancel doc is 07/XX/2026 and is less than three days from the closing date of 06/XX/2026. Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days.
																							UW note 07.09.2026: Loan disbursed 07.06.2026 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026	Resolved-Received copy of NTRC re-opening recission period with proof of sent to borrower. Finding Resolved. - Due Diligence Vendor-07/21/2026	Credit history exceeds minimum required - > 2 years Qualifying DTI below maximum allowed - Required is 43 Borrower has 32.73		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	MN	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
320	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-07-08 10:13	2026-07-15 09:18	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received PCCD 07/XX/2026 correcting fee location. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached. Fee was in the wrong block - Seller-07/XX/2026

																							Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $200.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Zero (0%) tolerance fees increased by $200.00 (Disbursement Fee) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $200.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 06/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached. Fee was in the wrong block - Seller-07/XX/2026	Resolved-Received PCCD 07/14/2026 correcting fee location. Finding Resolved. - Due Diligence Vendor-07/15/2026	Credit history exceeds minimum required - > 2 years Qualifying DTI below maximum allowed - Required is 43 Borrower has 32.73		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	MN	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
220	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE2393	2026-07-08 17:06	2026-07-14 11:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing an established escrow impound account for taxes and insurance.	Resolved-Received documents supporting properties 3k and 3m are vacant lots; no hoi required, no evidence of HOA, property tax reflected in QI. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see the attached Property Detail Reports for XX l as both properties are vacant lots. - Seller-07/XX/2026
Open-1. Property 3k:  Missing verification of property taxes (F&C, no HOI, no HOA).

2. Property 3m:  Missing verification of property taxes (F&C, no HOI, no HOA).
																							- Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see the attached Property Detail Reports for XX as both properties are vacant lots. - Seller-07/XX/2026	Resolved-Received documents supporting properties 3k and 3m are vacant lots; no hoi required, no evidence of HOA, property tax reflected in QI. - Due Diligence Vendor-07/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 75 Borrower has 63.16		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Second Home	Refinance	Cash Out - Other	N/A	N/A	XX
220	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3939	2026-07-08 11:35	2026-07-13 10:33	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received explanation LE date not changed, time stamp on bottom of LE is 06/XX/2026. Finding Resolved. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. See attached. The loan was locked on 6/11 and disclosed on 6/12. The LE date was not changed on the LE when the re-disclosure was done. See the date stamp at the bottom of the LE shows 6/12. I have also attached the lock  - Seller-07/XX/2026
Ready for Review-Document Uploaded. Document uploaded. Please see attached LE audit trail. - Seller-07/XX/2026
Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 06/XX/2026, 06/XX/2026 and 06/XX/2026. -----Disclosure advising borrower of revised interest rate and any interest rate dependent charges was not delivered within three business days after the interest rate was locked. Statute of Limitations - 3 Years, expiration date 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached. The loan was locked on 6/11 and disclosed on 6/12. The LE date was not changed on the LE when the re-disclosure was done. See the date stamp at the bottom of the LE shows 6/12. I have also attached the lock - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Document uploaded. Please see attached LE audit trail. - Seller-07/XX/2026

																									Resolved-Received explanation LE date not changed, time stamp on bottom of LE is 06/12/2026. Finding Resolved. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 75 Borrower has 63.16		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Second Home	Refinance	Cash Out - Other	N/A	N/A	XX
220	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3634	2026-07-08 11:35	2026-07-13 10:33	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received explanation of LE. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. A cure of $780 was done at closing.

The points increased to $750 due to the float to lock- see attached - Seller-07/XX/2026

Ready for Review-Document Uploaded. Document Uploaded. Please see attached LE audit trail. - Seller-07/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $1,155.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $1155.00 (Points, Appraisal, Transfer Taxes) without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $375.00. Lender Credit on Final CD issued for $780 for increase in fees above legal limit, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. A cure of $780 was done at closing.

The points increased to $750 due to the float to lock- see attached - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Document Uploaded. Please see attached LE audit trail. - Seller-07/XX/2026

																									Resolved-Received explanation of LE. Finding Resolved. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 765 LTV is less than guideline maximum - Required is 75 Borrower has 63.16		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Second Home	Refinance	Cash Out - Other	N/A	N/A	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7532	2026-07-08 17:20	2026-08-20 08:35	Waived	2 - Non-Material	C	B	Credit	Eligibility	Qualifying Credit Score does not meet eligibility requirement(s)	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026
Open-Credit report provided reflects a mid score of 721 but was pulled using a SS#XX. Approved exception to use the referenced credit report and 721 FICO score in qualifying. - Due Diligence Vendor-07/XX/2026	Waived-Originator exception granted, waiver applied with comp factors. - Due Diligence Vendor-07/08/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.	Mortgage history 0x30x40 months		ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE0970	2026-07-08 17:07	2026-08-13 14:05	Resolved	1 - Information	C	A	Credit	Eligibility	Appraisal has issues (credit)	Resolved-Corrected appraisal was provided. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded.  - Seller-08/XX/2026

Ready for Review-Document Uploaded. The finding is not valid. This transaction is a cash-out refinance of an investment property under the DSCR program. The subject property is not the borrower’s primary residence and is not intended to be owner occupied.

The existing appraisal, Form 1004, specifically reflects “Tenant” under the Occupant section of the report. Therefore, the appraisal already confirms that the subject property is tenant occupied and does not identify the subject as owner occupied.

The borrower’s residence information reported on the 1003 is a separate matter from the occupancy status of the subject property. The 1003 reflects the borrower’s actual primary residence in XX, Turkey. That information does not change the fact that the subject property being refinanced is an investment property occupied by a tenant.

Accordingly, a revised appraisal is not necessary. The existing appraisal already documents the required occupancy status of the subject property as Tenant, which is consistent with this DSCR cash-out refinance transaction.

This is a closed and funded loan file, and the documentation in the file supports the subject property as a tenant-occupied investment property. Please review the Occupant section of the appraisal and clear the finding. - Seller-08/XX/2026

Counter-Please provide a revised Appraisal confirming tenant occupied as subject loan is a DSCR and the current appraisal states owner occupied. - Due Diligence Vendor-07/XX/2026

Ready for Review-The finding is not valid. The subject loan is a DSCR refinance transaction, and the borrower’s primary residence is not the subject property.

The borrower’s current residence reflected on the 1003 is an apartment located in XX, Turkey, which is outside of the United States. The borrower is a non-permanent resident alien, and the 1003 accurately reflects the borrower’s reported primary residence information.

The borrower’s residence status cannot be changed from Owner to Tenant unless the borrower is actually renting the residence. The borrower’s ownership status of their primary residence is separate from the occupancy classification of the subject property being refinanced under the DSCR program.

The request for a corrected 1003 reflecting the borrower as a tenant is therefore not supported by the information provided in the file.

This is a closed and funded loan file. The 1003 accurately reflects the borrower’s disclosed residence information at the time of application. Please review and clear the condition. - Seller-07/XX/2026

Open-Please provide corrected 1003 page 1 that reflects the Occupant as Tenant. The subject loan is a DSCR refinance and the Occupant is listed as owner. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. The finding is not valid. This transaction is a cash-out refinance of an investment property under the DSCR program. The subject property is not the borrower’s primary residence and is not intended to be owner occupied.

The existing appraisal, Form 1004, specifically reflects “Tenant” under the Occupant section of the report. Therefore, the appraisal already confirms that the subject property is tenant occupied and does not identify the subject as owner occupied.

The borrower’s residence information reported on the 1003 is a separate matter from the occupancy status of the subject property. The 1003 reflects the borrower’s actual primary residence in XX, Turkey. That information does not change the fact that the subject property being refinanced is an investment property occupied by a tenant.

Accordingly, a revised appraisal is not necessary. The existing appraisal already documents the required occupancy status of the subject property as Tenant, which is consistent with this DSCR cash-out refinance transaction.

This is a closed and funded loan file, and the documentation in the file supports the subject property as a tenant-occupied investment property. Please review the Occupant section of the appraisal and clear the finding. - Seller-08/XX/2026

 Ready for Review-The finding is not valid. The subject loan is a DSCR refinance transaction, and the borrower’s primary residence is not the subject property.

The borrower’s current residence reflected on the 1003 is an apartment located in XX, Turkey, which is outside of the United States. The borrower is a non-permanent resident alien, and the 1003 accurately reflects the borrower’s reported primary residence information.

The borrower’s residence status cannot be changed from Owner to Tenant unless the borrower is actually renting the residence. The borrower’s ownership status of their primary residence is separate from the occupancy classification of the subject property being refinanced under the DSCR program.

The request for a corrected 1003 reflecting the borrower as a tenant is therefore not supported by the information provided in the file.

This is a closed and funded loan file. The 1003 accurately reflects the borrower’s disclosed residence information at the time of application. Please review and clear the condition. - Seller-07/XX/2026

Resolved-Corrected appraisal was provided. - Due Diligence Vendor-08/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE7009	2026-07-08 11:59	2026-07-13 15:08	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received FL checklist coverage. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The finding is not valid. This loan is secured by a Florida property, and the request for a Residential Cost Estimator (RCE) is not applicable.

Florida Statute § 626.9551(1)(e) restricts a lender from requiring an insurance agent or agency to provide the insurer’s proprietary replacement cost estimator (RCE) or other proprietary underwriting information as a condition of extending credit secured by real property.

The loan file contains the required Hazard Insurance Checklist of Coverage, which was provided, reviewed, and accepted during the underwriting process. The checklist is the applicable documentation used to evaluate the hazard insurance coverage for this Florida property and confirms the insurance review was completed in accordance with the lender’s requirements.

The appraisal’s cost new of $400,600 does not create a requirement for an RCE, as the insurer’s replacement cost calculation is proprietary underwriting information and is not required to be provided by the insurance carrier or agent. The lender reviewed the available hazard insurance documentation, including the Hazard Insurance Checklist of Coverage, and determined the policy met the applicable requirements.

This is a closed and funded loan file. The hazard insurance documentation was reviewed and approved prior to closing. Please review the Hazard Insurance Checklist of Coverage contained in the file and remove this condition, as the request for an RCE is not applicable for this Florida transaction. - Seller-07/XX/2026
Open-Insufficient Coverage Amount for Insured Subject Property. The Hazard Insurance coverage of $XX is not sufficient. Loan amount is $XX. Cost new on appraisal provided is $400,600. No RCE provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not valid. This loan is secured by a Florida property, and the request for a Residential Cost Estimator (RCE) is not applicable.

Florida Statute § 626.9551(1)(e) restricts a lender from requiring an insurance agent or agency to provide the insurer’s proprietary replacement cost estimator (RCE) or other proprietary underwriting information as a condition of extending credit secured by real property.

The loan file contains the required Hazard Insurance Checklist of Coverage, which was provided, reviewed, and accepted during the underwriting process. The checklist is the applicable documentation used to evaluate the hazard insurance coverage for this Florida property and confirms the insurance review was completed in accordance with the lender’s requirements.

The appraisal’s cost new of $400,600 does not create a requirement for an RCE, as the insurer’s replacement cost calculation is proprietary underwriting information and is not required to be provided by the insurance carrier or agent. The lender reviewed the available hazard insurance documentation, including the Hazard Insurance Checklist of Coverage, and determined the policy met the applicable requirements.

This is a closed and funded loan file. The hazard insurance documentation was reviewed and approved prior to closing. Please review the Hazard Insurance Checklist of Coverage contained in the file and remove this condition, as the request for an RCE is not applicable for this Florida transaction. - Seller-07/XX/2026

Resolved-Received FL checklist coverage. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE6910	2026-07-08 12:10	2026-07-13 15:03	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Received VISA - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attach is the borrower's visa. - Seller-07/XX/2026

Open-Borrower 1 Non-US Citizen Identification Document is Missing Borrower is foreign national. Visa or other acceptable documentation not provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attach is the borrower's visa. - Seller-07/XX/2026	Resolved-Received VISA - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE6019	2026-07-08 17:23	2026-07-13 15:01	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received VISA - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the borrower's VIsa - Seller-07/XX/2026

Open-Borrower Citizenship Documentation Is Missing Please provide passport or other acceptable documentation to confirm borrower's citizenship. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the borrower's VIsa - Seller-07/XX/2026	Resolved-Received VISA - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
241	XX	XX	D	B	D	B	A	A	A	A	Closed	FCRE0045	2026-07-08 12:17	2026-07-13 14:56	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the ACH Form. - Seller-07/XX/2026

Open-Foreign National but the ACH form is Missing from file. Provide the ACH. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the ACH Form. - Seller-07/XX/2026	Resolved-Received ACH. - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 660; Borrower has 721. Required is 660 Borrower has 721

																										Months Reserves exceed minimum required - 9 months reserves; 6 months reserves required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
242	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-07-08 12:09	2026-07-10 13:26	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received email chain from insurance company confirming the policy has RC coverage. Updated LM. This condition is resolved - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  This is a closed and funded loan. Attached is the hazard insurance policy documentation, along with written confirmation from the insurance carrier stating that the policy provides 100% Replacement Cost coverage on the dwelling on page 30.

The policy declarations page reflects the applicable policy information and identifies the Checklist of Coverage as one of the policy forms and endorsements associated with the policy. While the Checklist of Coverage itself was not included in the documentation provided for review, the insurance carrier's written confirmation verifies that the dwelling coverage is based on 100% Replacement Cost coverage.

Additionally, the subject property is located in Florida, and the carrier has confirmed that the dwelling coverage provided is based on replacement cost and is not required to equal the loan amount.

Based on the hazard insurance documentation and carrier confirmation contained in the loan file, adequate coverage was verified at the time of closing. We respectfully request that this finding be cleared. - Seller-07/XX/2026

Open-Insufficient Coverage Amount for Insured Subject Property. HOI does not cover loan amount and RCE was not provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. This is a closed and funded loan. Attached is the hazard insurance policy documentation, along with written confirmation from the insurance carrier stating that the policy provides 100% Replacement Cost coverage on the dwelling on page 30.

The policy declarations page reflects the applicable policy information and identifies the Checklist of Coverage as one of the policy forms and endorsements associated with the policy. While the Checklist of Coverage itself was not included in the documentation provided for review, the insurance carrier's written confirmation verifies that the dwelling coverage is based on 100% Replacement Cost coverage.

Additionally, the subject property is located in Florida, and the carrier has confirmed that the dwelling coverage provided is based on replacement cost and is not required to equal the loan amount.

Based on the hazard insurance documentation and carrier confirmation contained in the loan file, adequate coverage was verified at the time of closing. We respectfully request that this finding be cleared. - Seller-07/XX/2026

Resolved-Received email chain from insurance company confirming the policy has RC coverage. Updated LM. This condition is resolved - Due Diligence Vendor-07/10/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 722 which exceeds the minimum of 680 Required is 680 Borrower has 722

LTV is less than guideline maximum - LTV of 80% is below the maximum of 85% allowed per guidelines Required is 85 Borrower has 80

																										DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.001 which exceeds the minimum required of 0.75 Required is 0.75 Borrower has 1.001		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
403	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	Refinance	Cash Out - Other
318	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-07-09 17:26	2026-07-14 12:13	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Reviewed CR that reflects XX months reviewed at 53. The Final Reviewed QM Status is acceptable - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The loan file contained sufficient documentation to rate the XX Mortgage. Therefore, the loan passes the ATR/QM  - Seller-07/XX/2026

																							Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Missing updated VOM on dep res - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan file contained sufficient documentation to rate the XX. Therefore, the loan passes the ATR/QM - Seller-07/XX/2026	Resolved-Reviewed CR that reflects XX months reviewed at 53. The Final Reviewed QM Status is acceptable - Due Diligence Vendor-07/14/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.12 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 783		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
318	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-07-09 10:32	2026-07-14 12:10	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Upon review of the CR XX reports 53 months reviewed. Housing History Meets Guideline Requirements - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The credit report included in the loan file reflects the borrower's mortgage with XX (Account #XX as rated from 09/2021 through 05/2026. Additionally, the loan file contains evidence that the borrower made the June 2026 mortgage payment on 06/XX/2026, prior to the payment due date at the end of the month. Therefore, the borrower would not have incurred a late payment. - Seller-07/XX/2026

Open-Housing History Does Not Meet Guideline Requirements Both the 6/XX/2026 and 4/XX/2026 mortgage statements shows prior months past due. Missing update showing loan was brought current with 0X30 lates in the past 12 months. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The credit report included in the loan file reflects the borrower's mortgage with XX (Account #XX as rated from 09/2021 through 05/2026. Additionally, the loan file contains evidence that the borrower made the June 2026 mortgage payment on 06/XX/2026, prior to the payment due date at the end of the month. Therefore, the borrower would not have incurred a late payment. - Seller-07/XX/2026
																									Resolved-Upon review of the CR XX reports 53 months reviewed. Housing History Meets Guideline Requirements - Due Diligence Vendor-07/14/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.12 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 783		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
318	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3939	2026-07-08 13:33	2026-07-13 10:23	Resolved	1 - Information	C	A	Compliance	ComplianceEase	TRID Rate Lock Disclosure Delivery Date Test	Resolved-Received initial CD 06/XX/2026. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The loan was locked on 6/15. A CD was issued on 6/15, but the float to lock was not referenced. The lender credit is $9600. Attached is the lock and the CD showing the LC of $9600

 - Seller-07/XX/2026

Open-This loan failed the TRID Rate Lock Disclosure Delivery Date Test. (12 CFR §1026.19(e)(3)(iv)(D))A disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 06/XX/2026 and 06/XX/2026. -----Disclosure advising borrower of revised interest rate and any interest rate dependent charges was not delivered within three business days after the interest rate was locked. Statute of Limitations - 3 Years, expiration date 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan was locked on 6/15. A CD was issued on 6/15, but the float to lock was not referenced. The lender credit is $9600. Attached is the lock and the CD showing the LC of $9600

 - Seller-07/XX/2026

																									Resolved-Received initial CD 06/15/2026. Finding Resolved. - Due Diligence Vendor-07/13/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.12 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 783		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
385	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1317	2026-07-09 13:53	2026-08-07 14:08	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-Received updated 1003 reflecting over 2 yrs self employment.
 - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the updated PC 1003.  - Seller-08/XX/2026

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Missing 2 year employment history from 1003. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the updated PC 1003. - Seller-08/XX/2026	Resolved-Received updated 1003 reflecting over 2 yrs self employment. - Due Diligence Vendor-08/07/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 754 which exceeds the minimum of 680 Required is 680 Borrower has 754

																										Months Reserves exceed minimum required - Verified assets of 8.92 months exceeds the minimum required of 6 months.		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
385	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-07-08 13:03	2026-07-13 09:50	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-07/XX/2026

Ready for Review-This is a 1st lien loan with impounds and a full appraisal. HPML is allowed.
 - Seller-07/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. ------ Despite passing HPML tests, disclosed APR of 8.033% on Final CD is above threshold of 8.010%. This was disclosed inaccurately to borrower, making this an HPML loan. Statute of limitations – One year; Expiration date: 07/XX/2027
- Due Diligence Vendor-07/XX/2026	Ready for Review-This is a 1st lien loan with impounds and a full appraisal. HPML is allowed. - Seller-07/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance - Due Diligence Vendor-07/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 754 which exceeds the minimum of 680 Required is 680 Borrower has 754

																										Months Reserves exceed minimum required - Verified assets of 8.92 months exceeds the minimum required of 6 months.			QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
362	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7497	2026-07-09 13:00	2026-08-31 10:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Received CD for 3f - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the PCCD for loan XX XX. Corrected est taxes, insurance & assessments.  - Seller-08/XX/2026

Counter-Received rebuttal. The reason for request of additional docs is that audit is unable to match figures used by lender. CD for 34 Spacious reflects PI $8266.67 and $176.09 escrowed ( flood insurance, however 176.09*12 =2,113.08 Page 4 Escrowed property costs over year 1 reflects $1936.99/12= $161.42. Non Escrowed $15,160.86 /12 $1,263.41. ITIA $8266.67 + 176.09 + 1263.41 = 9,706.16; If using PITIA $10,508.14 + 16.09+1236.41 = 11,947.64. 1003F is $11,130. Please explain variance - Due Diligence Vendor-08/XX/2026

Ready for Review-The counter is noted. However, the issue should be limited to reconciliation of the monthly housing payment rather than assuming that the Final CD amount is incorrect.

The Final 1003 reflects a total monthly payment of $11,130.00 for XX, while the Final CD reflects the applicable interest-only payment and separately identifies the treatment of insurance, taxes, and HOA. The Final CD reflects an interest-only payment of $8,442.76, which includes the applicable flood insurance component.

We agree that documentation supporting the applicable homeowners/hazard insurance, flood insurance, property taxes, and HOA dues may be used to reconcile the monthly housing expense and determine the correct payment to be reflected for DTI purposes.

However, the counter should identify the specific calculation being used to arrive at the asserted $9,997.11 or $12,238.58, as two different payment amounts are referenced. Please clarify which figure applies based on the actual loan terms and payment period reflected in the Final CD.

The Final CD should be reviewed together with the Final 1003 and the applicable insurance, tax, and HOA documentation to establish the correct monthly housing expense. The fact that taxes and HOA are not escrowed on the Final CD does not necessarily mean those expenses are excluded from the borrower's monthly housing obligation; therefore, we are requesting that the calculation be based on the actual documented obligations.

We will provide the applicable documentation for the homeowners/hazard insurance, flood insurance, property taxes, and HOA dues so the payment can be properly reconciled.

Once those figures are documented, the monthly housing expense should be recalculated and compared against the $11,130.00 reflected on the Final 1003.

Please confirm the specific payment figure and calculation TPR is using so the discrepancy can be accurately reconciled rather than relying on two different amounts stated in the counter. - Seller-08/XX/2026

Counter-Final 1003 reflects total payment for XX is $11130.00 however the final CD reflects a total payment of $9997.11  or $12238.58 (depends on #XXars per CD). Interest only payment is $8442.76 which included Flood Ins. Please provide documentation for HOI, Taxes and HOA in order to properly document correct monthly payment into DTI - Due Diligence Vendor-08/XX/2026

Ready for Review-The Final Closing Disclosure for Property 3F – XX has been provided and reflects the applicable payment and escrow information for the property.

Per the Final CD, the interest-only payment is $8,266.67 for the 10-year interest-only period, with an estimated additional amount of $1,554.35. The Final CD indicates that property taxes and HOA are not included, while the applicable insurance/escrow information is reflected on the CD.

If the finding is specifically requesting support for the insurance amount included in the $1,554.35, please clarify the specific amount requiring documentation. The Final CD should be considered the controlling closing document for the amounts and escrow treatment disclosed at closing.

We can provide the applicable insurance documentation supporting any insurance premium that is actually impounded/escrowed, as reflected on the Final CD. However, property taxes and HOA should not be requested as supporting escrowed amounts when the Final CD specifically reflects that they are not included in the payment/escrow calculation.

Accordingly, please review the Final CD and revise the finding to identify only those amounts that are required to be supported based on the actual escrow/impound information disclosed on the Final CD. - Seller-08/XX/2026

Counter-Received CD for 3f, reflecting interest only for 10yr $8266.67 and $1554.35 estimate includes No property taxes, some homeowners insurance and No HOA. Please provide documentation for the hazard premium. flood, property tax and HOA to support the figures reflected on the CD provided.   - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the Final Closing Disclosure for Property 3F – XX, which addresses the missing document.

Regarding REOs 3C through 3E, the monthly mortgage payments reflected on the Final 1003 are accurate. Please note that the Final 1003 specifically states: "Monthly insurance, taxes, association dues, etc. – if not included in the monthly mortgage payment." For Properties 3C–3E, the monthly mortgage payments include escrowed (impounded) property taxes and hazard insurance. Therefore, these expenses are already incorporated into the monthly mortgage payment and should not be added separately as standalone housing expense components.

Accordingly, the amounts reported on the Final 1003 are supported by the loan documentation, and the finding appears to result from a duplication of escrowed taxes and insurance rather than a discrepancy in the lender's calculations. - Seller-07/XX/2026

Open-REO's 3c - 3e - Final CD's, taxes and insurance provided does not support amounts used by lender per final 1003. REO 3f - final CD not in loan file. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the PCCD for loan XX XX. Corrected est taxes, insurance & assessments. - Seller-08/XX/2026

 Ready for Review-The counter is noted. However, the issue should be limited to reconciliation of the monthly housing payment rather than assuming that the Final CD amount is incorrect.

The Final 1003 reflects a total monthly payment of $11,130.00 for XX, while the Final CD reflects the applicable interest-only payment and separately identifies the treatment of insurance, taxes, and HOA. The Final CD reflects an interest-only payment of $8,442.76, which includes the applicable flood insurance component.

We agree that documentation supporting the applicable homeowners/hazard insurance, flood insurance, property taxes, and HOA dues may be used to reconcile the monthly housing expense and determine the correct payment to be reflected for DTI purposes.

However, the counter should identify the specific calculation being used to arrive at the asserted $9,997.11 or $12,238.58, as two different payment amounts are referenced. Please clarify which figure applies based on the actual loan terms and payment period reflected in the Final CD.

The Final CD should be reviewed together with the Final 1003 and the applicable insurance, tax, and HOA documentation to establish the correct monthly housing expense. The fact that taxes and HOA are not escrowed on the Final CD does not necessarily mean those expenses are excluded from the borrower's monthly housing obligation; therefore, we are requesting that the calculation be based on the actual documented obligations.

We will provide the applicable documentation for the homeowners/hazard insurance, flood insurance, property taxes, and HOA dues so the payment can be properly reconciled.

Once those figures are documented, the monthly housing expense should be recalculated and compared against the $11,130.00 reflected on the Final 1003.

Please confirm the specific payment figure and calculation TPR is using so the discrepancy can be accurately reconciled rather than relying on two different amounts stated in the counter. - Seller-08/XX/2026

 Ready for Review-The Final Closing Disclosure for Property 3F – XX has been provided and reflects the applicable payment and escrow information for the property.

Per the Final CD, the interest-only payment is $8,266.67 for the 10-year interest-only period, with an estimated additional amount of $1,554.35. The Final CD indicates that property taxes and HOA are not included, while the applicable insurance/escrow information is reflected on the CD.

If the finding is specifically requesting support for the insurance amount included in the $1,554.35, please clarify the specific amount requiring documentation. The Final CD should be considered the controlling closing document for the amounts and escrow treatment disclosed at closing.

We can provide the applicable insurance documentation supporting any insurance premium that is actually impounded/escrowed, as reflected on the Final CD. However, property taxes and HOA should not be requested as supporting escrowed amounts when the Final CD specifically reflects that they are not included in the payment/escrow calculation.

Accordingly, please review the Final CD and revise the finding to identify only those amounts that are required to be supported based on the actual escrow/impound information disclosed on the Final CD. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the Final Closing Disclosure for Property 3F – XX, which addresses the missing document.

Regarding REOs 3C through 3E, the monthly mortgage payments reflected on the Final 1003 are accurate. Please note that the Final 1003 specifically states: "Monthly insurance, taxes, association dues, etc. – if not included in the monthly mortgage payment." For Properties 3C–3E, the monthly mortgage payments include escrowed (impounded) property taxes and hazard insurance. Therefore, these expenses are already incorporated into the monthly mortgage payment and should not be added separately as standalone housing expense components.

Accordingly, the amounts reported on the Final 1003 are supported by the loan documentation, and the finding appears to result from a duplication of escrowed taxes and insurance rather than a discrepancy in the lender's calculations. - Seller-07/XX/2026

																									Resolved-Received CD for 3f - Due Diligence Vendor-08/31/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 10.59 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
280	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	purchase	NA
249	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other
196	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
411	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MO	Investment	Refinance	No Cash Out - Borrower Initiated
383	XX	XX	D	A	A	A	A	A	D	A	Closed	FPRO1242	2026-07-08 14:46	2026-07-13 12:11	Resolved	1 - Information	D	A	Property	Missing Doc	Appraisal is Missing	Resolved-Received Appraisal with 1007. - Due Diligence Vendor-07/XX/2026

Ready for Review-Attached is the Appraisal report Form 1007 on page 6 of 42. - Seller-07/XX/2026

Open-Appraisal is Missing Missing appraisal w 1007 form, dated 6.16.26. - Due Diligence Vendor-07/XX/2026	Ready for Review-Attached is the Appraisal report Form 1007 on page 6 of 42. - Seller-07/XX/2026	Resolved-Received Appraisal with 1007. - Due Diligence Vendor-07/13/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.8 Borrower has 1.032 Required is 0.8 Borrower has 1.032

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 807

																										LTV is less than guideline maximum - Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	MA	Investment	purchase	NA	N/A	N/A	XX
225	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1440	2026-07-09 11:10	2026-08-13 15:00	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History for the primary residence was provided. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Document Uploaded. The housing history requirement has been satisfied based on the available history and supporting documentation.

For the primary residence first-lien mortgage, XX account ending in #XXe credit report reflects 37 months reviewed, which exceeds the required 12-month housing payment history. The credit report reports through 03/XX/2026. In addition, the file contains the April, May, and June 2026 XX mortgage statements, providing subsequent documentation of the mortgage payment history and supporting the account's status leading up to the 07/XX/2026 closing date. Therefore, the TPR concern regarding lack of documentation of the current status at closing has been addressed.

For the XX HELOC account ending in #XXthe account was not established until 03/XX/2026. Accordingly, a complete 12-month payment history is not possible because the account had only been open for approximately three and one-half months as of closing. The file contains the available April and May 2026 XX statements, documenting the payment history available for this newly opened account. A 12-month history cannot be provided for an account that had not yet existed for 12 months.

Accordingly, the file contains the available documentation necessary to verify the borrower's housing payment history. The XX first mortgage has sufficient historical payment history and current-period documentation through June 2026, while the XX HELOC has been documented for the period available since its origination. - Seller-08/XX/2026
Counter-Received credit report.  Credit report confirmed payments through 3/1 for first lien. Missing proof current at time of close.  Note date is 7/XX/26.  Finding remains.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The housing history requirement has been satisfied. The credit report reflects the following:

XX account ending in #XXhe credit report shows 37 months reviewed, with a Date Last Active (DLA) of 03/XX/2026, providing sufficient payment history for the primary residence mortgage obligation.
XX HELOC account ending in #XXhe account does not reflect 12 months of payment history because it was recently opened on 03/XX/2026. As such, a full 12-month history is not available due to the age of the account. The available payment history, including the provided April, May, and June payments, supports the account’s current status.

The file contains the available documentation to verify the borrower’s housing payment history. This is a closed and funded loan file. Please review the credit report and supporting documentation provided and clear the condition. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements. Missing a complete 12 months history for the primary residence (acct#XXand #XX Payments for April , May and June were provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. The housing history requirement has been satisfied based on the available history and supporting documentation.

For the primary residence first-lien mortgage, XX account ending in #XXthe credit report reflects 37 months reviewed, which exceeds the required 12-month housing payment history. The credit report reports through 03/XX/2026. In addition, the file contains the April, May, and June 2026 XX mortgage statements, providing subsequent documentation of the mortgage payment history and supporting the account's status leading up to the 07/XX/2026 closing date. Therefore, the TPR concern regarding lack of documentation of the current status at closing has been addressed.

For the XX HELOC account ending in #XXthe account was not established until 03/XX/2026. Accordingly, a complete 12-month payment history is not possible because the account had only been open for approximately three and one-half months as of closing. The file contains the available April and May 2026 XX statements, documenting the payment history available for this newly opened account. A 12-month history cannot be provided for an account that had not yet existed for 12 months.

Accordingly, the file contains the available documentation necessary to verify the borrower's housing payment history. The XX first mortgage has sufficient historical payment history and current-period documentation through June 2026, while the XX HELOC has been documented for the period available since its origination. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. The housing history requirement has been satisfied. The credit report reflects the following:

XX account ending in #XX The credit report shows 37 months reviewed, with a Date Last Active (DLA) of 03/XX/2026, providing sufficient payment history for the primary residence mortgage obligation.
XX HELOC account ending in #XX The account does not reflect 12 months of payment history because it was recently opened on 03/XX/2026. As such, a full 12-month history is not available due to the age of the account. The available payment history, including the provided April, May, and June payments, supports the account’s current status.

The file contains the available documentation to verify the borrower’s housing payment history. This is a closed and funded loan file. Please review the credit report and supporting documentation provided and clear the condition. - Seller-07/XX/2026
Resolved-Housing History for the primary residence was provided. - Due Diligence Vendor-08/13/2026	LTV is less than guideline maximum - LTV Required is 70% Borrower has 65%. Required is 70 Borrower has 65

Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 700 Borrower has 772. Required is 700 Borrower has 772

																										DSCR % greater than 1.20 - DSCR % greater than 1.20; Required is 1 Borrower has 2.255. Required is 1 Borrower has 2.255		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	ME	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
360	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
255	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-07-09 13:15	2026-07-14 15:06	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Received same lender refi or REO new XX $84,641.57 to brws, screenshot of lender encompass, reflecting assets including refi. Lender calculation of funds to close and reserves. Audited Reserves of 36.17 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The Third-Party Review (TPR) finding regarding insufficient reserves is not valid.

The loan file reflects verified liquid assets totaling $105,457.00. Included in the verified assets are $84,641.57 in proceeds from the cash-out refinance transaction associated with XX loan #XX Supporting documentation, including the Final Closing Disclosure (CD), has been uploaded to the system for review.

Per the Final CD for this transaction, the borrower’s required funds to close are $44,192.24. The required reserve requirement for this loan is 3 months, totaling $5,193.48.

After accounting for the required funds to close and the applicable reserve requirement, the borrower’s verified assets are sufficient to meet the required reserve amount.

Please review the updated documentation, including the Final CD, and reconsider the reserve finding. - Seller-07/XX/2026

Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 3 month(s) . 3 months or $5,193.48 short reserves, - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The Third-Party Review (TPR) finding regarding insufficient reserves is not valid.

The loan file reflects verified liquid assets totaling $105,457.00. Included in the verified assets are $84,641.57 in proceeds from the cash-out refinance transaction associated with XX loan #XX Supporting documentation, including the Final Closing Disclosure (CD), has been uploaded to the system for review.

Per the Final CD for this transaction, the borrower’s required funds to close are $44,192.24. The required reserve requirement for this loan is 3 months, totaling $5,193.48.

After accounting for the required funds to close and the applicable reserve requirement, the borrower’s verified assets are sufficient to meet the required reserve amount.

Please review the updated documentation, including the Final CD, and reconsider the reserve finding. - Seller-07/XX/2026

Resolved-Received same lender refi or REO new XX $84,641.57 to brws, screenshot of lender encompass, reflecting assets including refi. Lender calculation of funds to close and reserves. Audited Reserves of 36.17 month(s) are greater than or equal to Guideline Required Reserves of 3 month(s) - Due Diligence Vendor-07/14/2026

Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 778.
 Required is 700 Borrower has 778

DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.04%.
																										Required is 0.8 Borrower has 1.04		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	AK	Investment	purchase	NA	N/A	N/A	XX
255	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-07-09 13:10	2026-07-14 15:05	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received same lender refi or REO new XX $XX to brws, screenshot of lender encompass, reflecting assets including refi. Lender calculation of funds to close and reserves. Upon further review, sufficient assets to cover CTC and reserves were present. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Document Uploaded. The Third-Party Review (TPR) finding regarding insufficient reserves is not valid. The loan file reflects verified liquid assets totaling $105,457.00. Included in the verified assets are $84,641.57 in proceeds from the cash-out refinance transaction associated with XX loan #XX Supporting documentation, including the Final Closing Disclosure (CD), has been uploaded to the system for review. Per the Final CD for this transaction, the borrower’s required funds to close are $44,192.24. The required reserve requirement for this loan is 3 months, totaling $5,193.48. After accounting for the required funds to close and the applicable reserve requirement, the borrower’s verified assets are sufficient to meet the required reserve amount. Please review the updated documentation, including the Final CD, and reconsider the reserve finding. - Seller-07/XX/2026
Open-Total Qualified Assets Post-Close amount is '$-22033.3'. Assets are Insufficient. Please provide additional assets to meet cash to close and reserve requirements. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Document Uploaded. The Third-Party Review (TPR) finding regarding insufficient reserves is not valid. The loan file reflects verified liquid assets totaling $105,457.00. Included in the verified assets are $84,641.57 in proceeds from the cash-out refinance transaction associated with XX loan #XX Supporting documentation, including the Final Closing Disclosure (CD), has been uploaded to the system for review. Per the Final CD for this transaction, the borrower’s required funds to close are $44,192.24. The required reserve requirement for this loan is 3 months, totaling $5,193.48. After accounting for the required funds to close and the applicable reserve requirement, the borrower’s verified assets are sufficient to meet the required reserve amount. Please review the updated documentation, including the Final CD, and reconsider the reserve finding. - Seller-07/XX/2026

Resolved-Received same lender refi or REO new XX $84,641.57 to brws, screenshot of lender encompass, reflecting assets including refi. Lender calculation of funds to close and reserves. Upon further review, sufficient assets to cover CTC and reserves were present. - Due Diligence Vendor-07/14/2026

Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 700; Borrower has 778.
 Required is 700 Borrower has 778

DSCR =/> 1.00 and minimum is 0.85 or Less - Minimum calculated DSCR allowed is .80%; Borrower calculated DSCR is 1.04%.
																										Required is 0.8 Borrower has 1.04		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	AK	Investment	purchase	NA	N/A	N/A	XX
300	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6910	2026-07-09 11:57	2026-07-14 13:51	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Citizenship Identification Documentation Missing	Resolved-Received Borrower 1 Permanent Resident card valid until 2030 - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached Permanent Residence Alien Card for B1. - Seller-07/XX/2026

Open-Borrower 1 Non-US Citizen Identification Document is Missing Missing permanent resident card for borrower. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached Permanent Residence Alien Card for B1. - Seller-07/XX/2026	Resolved-Received Borrower 1 Permanent Resident card valid until 2030 - Due Diligence Vendor-07/14/2026	DSCR =/> 1.00 and minimum is 0.85 or Less - Calculated DSCR of 1.08 which exceeds the minimum required of 0.0 Required is 0 Borrower has 1.08

																										Qualifying FICO score is at least 20 points above minimum for program - Credit report reflects FICO of 687 which exceeds the minimum of 660 Required is 660 Borrower has 687		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
408	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-07-09 15:44	2026-07-30 17:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received CD confirming 1st and 2nd lien paid. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the Final CD 7-02-26 and a snippet of page 6 of 6 that shows #XX and XX Mortgage Servicing were paid off.  - Seller-07/XX/2026
Counter-Received 1003/1008 previously provided property 3a reflects new XX 63252 and prior XX + XX 2440 being paid off. Please remember to provide evidence the SP 2440 was paid and close otherwise the CLTV will be off from what is reflected on  1008 additional conditions may apply such as subordination agreement.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the updated PC 1003 and PC 1008. - Seller-07/XX/2026
Counter-Received revised 1008/1003 reflects new same lender XX with $4341.74 monthly payment and UPB $500k documentation is missing for simultaneous 2nd iao $500k as well as verification that the prior #XXLine of Credit from XX 2440 was paid off and closed. Form in file page 450 is blank.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Attached is the corrected PC 1003. - Seller-07/XX/2026
Open-1.  Property 3b:  Correct mortgages input on final 1003 to reflect correct liens per mortgage statements in file. (1st Lien #XX X0089, 2nd Lien XX X4025)
2.  Property 3d:  Correct mortgage input on final 1003 to reflect correct lien per mortgage statement in file (1st Lien #XX X1642)
- Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final CD 7-02-26 and a snippet of page 6 of 6 that shows #XX and XX Mortgage Servicing were paid off. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Attached is the updated PC 1003 and PC 1008. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Attached is the corrected PC 1003. - Seller-07/XX/2026

																									Resolved-Received CD confirming 1st and 2nd lien paid. - Due Diligence Vendor-07/30/2026	LTV is less than guideline maximum - Required is 75 Borrower has 60 Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 790		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
210	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1198	2026-07-09 16:54	2026-07-14 11:04	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than Guideline Required Reserves (Number of Months)	Resolved-Sourcing of $330k EMD= $115k from #XX 2743 YSH p 245 + $205k from #XX XX brw and nbs. Audited Reserves of 14.17 month(s) are greater than or equal to Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The loan file contains a complete paper trail for two earnest money deposits (EMDs) in the amounts of $205,000 and $115,000, both remitted to the settlement agent on 03/XX/2026. The deposits originated from two separate business accounts, and the file includes the corresponding bank statements for each account, along with the required business access letter.

The borrower was required to provide $64,502.60 for the cash to close (COE) and maintain nine months of cash reserves totaling $92,626.56, resulting in a total funds requirement of $157,129.16. - Seller-07/XX/2026
Open-Audited Reserves of month(s) are less than Guideline Required Reserves of 9 month(s) No proof of EMD clearing was found. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan file contains a complete paper trail for two earnest money deposits (EMDs) in the amounts of $205,000 and $115,000, both remitted to the settlement agent on 03/XX/2026. The deposits originated from two separate business accounts, and the file includes the corresponding bank statements for each account, along with the required business access letter.

The borrower was required to provide $64,502.60 for the cash to close (COE) and maintain nine months of cash reserves totaling $92,626.56, resulting in a total funds requirement of $157,129.16. - Seller-07/XX/2026

Resolved-Sourcing of $330k EMD= $115k from #XX 2743 YSH p 245 + $205k from #XX 0726 brw and nbs. Audited Reserves of 14.17 month(s) are greater than or equal to Guideline Required Reserves of 9 month(s) - Due Diligence Vendor-07/14/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
210	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE9501	2026-07-09 16:38	2026-07-14 11:03	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets Post-Close is Less than $0	Resolved-Received sourcing of $330k EMD= $115k from #XX 2743 YSH p 245 + $205k from #XX 0726 brw and nbs ( already present in file) - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The loan file contains a complete paper trail for two earnest money deposits (EMDs) in the amounts of $205,000 and $115,000, both remitted to the settlement agent on 03/XX/2026. The deposits originated from two separate business accounts, and the file includes the corresponding bank statements for each account, along with the required business access letter.

The borrower was required to provide $64,502.60 for the cash to close (COE) and maintain nine months of cash reserves totaling $92,626.56, resulting in a total funds requirement of $157,129.16.

The loan file documents verified assets totaling $212,039.93, which fully satisfy the cash-to-close and reserve requirements, leaving an excess of $54,910.77.  - Seller-07/XX/2026

Open-Total Qualified Assets Post-Close amount is '$-174173.15'. Assets are Insufficient. Missing - verification of SOF/paper trails on EMD of 320,000 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan file contains a complete paper trail for two earnest money deposits (EMDs) in the amounts of $205,000 and $115,000, both remitted to the settlement agent on 03/XX/2026. The deposits originated from two separate business accounts, and the file includes the corresponding bank statements for each account, along with the required business access letter.

The borrower was required to provide $64,502.60 for the cash to close (COE) and maintain nine months of cash reserves totaling $92,626.56, resulting in a total funds requirement of $157,129.16.

The loan file documents verified assets totaling $212,039.93, which fully satisfy the cash-to-close and reserve requirements, leaving an excess of $54,910.77.  - Seller-07/XX/2026

																									Resolved-Received sourcing of $330k EMD= $115k from #XX 2743 YSH p 245 + $205k from #XX 0726 brw and nbs ( already present in file) - Due Diligence Vendor-07/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 748 Qualifying DTI below maximum allowed - Required is 50 Borrower has 38.64		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
357	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
349	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	purchase	NA
254	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	AK	Investment	Refinance	Cash Out - Other
329	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1162	2026-07-10 10:13	2026-07-14 14:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Partially Provided	Resolved-Received lender confirmation Flood Cert is correct with #XX no NFIP Map box marked. so #XX#XXk and #XXd Zone N - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

Ready for Review-The flood certificate provided is complete. The requested information is addressed within Section II – National Flood Insurance Program (NFIP) Data Affecting Building/Mobile Home. The certificate reflects the NFIP Community Number, Flood Zone, and applicable flood determination information.

The NFIP Map Number/Community-Panel Number and NFIP Map Panel Effective/Revised Date fields are not applicable as the certificate indicates "No NFIP Map". The determination confirms the subject property is not located in a Special Flood Hazard Area (Zone A or V) and flood insurance is not required.

Therefore, the flood certificate provided satisfies the required flood documentation requirements. - Seller-07/XX/2026

Open-Flood Certificate is Partially Provided Flood cert provided is missing Panel number, Panel date & flood zone. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026

 Ready for Review-The flood certificate provided is complete. The requested information is addressed within Section II – National Flood Insurance Program (NFIP) Data Affecting Building/Mobile Home. The certificate reflects the NFIP Community Number, Flood Zone, and applicable flood determination information.

The NFIP Map Number/Community-Panel Number and NFIP Map Panel Effective/Revised Date fields are not applicable as the certificate indicates "No NFIP Map". The determination confirms the subject property is not located in a Special Flood Hazard Area (Zone A or V) and flood insurance is not required.

Therefore, the flood certificate provided satisfies the required flood documentation requirements. - Seller-07/XX/2026

																									Resolved-Received lender confirmation Flood Cert is correct with #XX no NFIP Map box marked. so #XX#XXk and #XXd Zone N - Due Diligence Vendor-07/14/2026	Months Reserves exceed minimum required - Minm 6, Borrower has 32.5 On time mortgage history exceeds guideline requirement - Borrower's mortgage history 0x30x57 exceeds lender requirements of 0x30x12		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	MN	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
328	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated
368	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA
386	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated
281	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	PA	Investment	purchase	NA
321	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other
382	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3652	2026-07-09 14:29	2026-07-14 13:04	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation lender credit decreased with loan lock COC, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $34 to discount of $1682 due to a program change and the float to lock. See attached  - Seller-07/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($34.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $34.00 to $0.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $34.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/26 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $34 to discount of $1682 due to a program change and the float to lock. See attached - Seller-07/XX/2026	Resolved-Received explanation lender credit decreased with loan lock COC, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/14/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 36.7 Required is 50 Borrower has 36.7

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 816 Required is 720 Borrower has 816		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
327	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1481	2026-07-10 11:31	2026-08-12 14:36	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements	Resolved-LOE from borrower addressing the potential business impact of using this business account was provided. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. see the attached business access letter.  - Seller-08/XX/2026
Counter-CPA letter included in the loan file confirms that the borrower is 100% owner of #XX by XX Section 8.1 of G/L require an explanation from Brw (as the owner of the business) describing the potential business impact of using this business account. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The CPA letter included in the loan file confirms that the borrower is the 100% owner of #XX by XX

As the sole owner of the company, the borrower has full access to 100% of the business funds. Therefore, the absence of a potential business impact letter would not render the loan unsalable. - Seller-07/XX/2026
Counter-Document provided does not confirm the % of ownership and we are also missing the LOE describing the potential business impact. Finding remains. - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. See the attached Google search results, which support that the borrower, XX, is the owner of #XX account ending in XX held in the name of #XX By XX - Seller-07/XX/2026
Open-Asset Record 3 Does Not Meet G/L Requirements per guidelines -Business accounts — Borrower must own the contributing business. Documentation must include the most recent bank statement and a Letter of Explanation from the majority of business ownership describing the potential business
impact - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached business access letter. - Seller-08/XX/2026
 Ready for Review-Document Uploaded. The CPA letter included in the loan file confirms that the borrower is the 100% owner of #XX by XX

As the sole owner of the company, the borrower has full access to 100% of the business funds. Therefore, the absence of a potential business impact letter would not render the loan unsalable. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. See the attached Google search results, which support that the borrower, XX, is the owner of #XX account ending in XX held in the name of #XX By XX. - Seller-07/XX/2026
																									Resolved-LOE from borrower addressing the potential business impact of using this business account was provided. - Due Diligence Vendor-08/12/2026	LTV is less than guideline maximum - Required is 85 Borrower has 75 Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 773		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
373	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE6019	2026-07-10 18:24	2026-07-17 13:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Citizenship Documentation Not Provided	Resolved-Received Passport. Country of origin is exempt from ESTA - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The finding is not valid. The borrower is a Canadian citizen, and the loan file contains a valid, unexpired Canadian passport verifying the borrower's identity and citizenship. Under U.S. immigration requirements, Canadian citizens generally are not required to obtain a visa to enter the United States for most temporary business or visitor purposes. Accordingly, a visa is not required solely because the borrower is a Canadian citizen. The valid Canadian passport provided in the loan file satisfies the applicable citizenship documentation requirement. Therefore, we respectfully request that this finding be cleared. - Seller-07/XX/2026

Open-Borrower Citizenship Documentation Is Missing. Provide a valid, unexpired passport and a Visa. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not valid. The borrower is a Canadian citizen, and the loan file contains a valid, unexpired Canadian passport verifying the borrower's identity and citizenship. Under U.S. immigration requirements, Canadian citizens generally are not required to obtain a visa to enter the United States for most temporary business or visitor purposes. Accordingly, a visa is not required solely because the borrower is a Canadian citizen. The valid Canadian passport provided in the loan file satisfies the applicable citizenship documentation requirement. Therefore, we respectfully request that this finding be cleared. - Seller-07/XX/2026

																									Resolved-Received Passport. Country of origin is exempt from ESTA - Due Diligence Vendor-07/16/2026	Long term residence - Long Term Residence = 4+ years Months Reserves exceed minimum required - Borrower had 34 months of reserves, 6 were required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
373	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-07-10 13:38	2026-07-16 15:37	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH form - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attach is the ACH form. - Seller-07/XX/2026

																							Open-Foreign National but the ACH form is Missing from file. Missing ACH form. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attach is the ACH form. - Seller-07/XX/2026	Resolved-Received ACH form - Due Diligence Vendor-07/16/2026	Long term residence - Long Term Residence = 4+ years Months Reserves exceed minimum required - Borrower had 34 months of reserves, 6 were required.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
190	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1194	2026-07-10 16:02	2026-07-16 13:46	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Received new lease agreement with evidence of 1st months rent and deposit. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the XX XX Non-QM DSCR matrix that shows max LTV is 80% . FICO is 759 and DSCR is 1.012 not <1. Please note a new lease agreement was provided to show monthly rent is $3K.  - Seller-07/XX/2026

Open-Audited LTV of 80% exceeds Guideline LTV of 70% Maximum LTV of 70% with DSCR < 1 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the XX Non-QM DSCR matrix that shows max LTV is 80% . FICO is 759 and DSCR is 1.012 not <1. Please note a new lease agreement was provided to show monthly rent is $3K. - Seller-07/XX/2026

																									Resolved-Received new lease agreement with evidence of 1st months rent and deposit. Audited LTV of 80% is less than or equal to Guideline LTV of 80% - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 759 Months Reserves exceed minimum required -		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
413	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-07-13 09:47	2026-07-15 17:18	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received tax preparer confirmation of ownership and years in business. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

																							Open-Borrower 1 CPA Letter Missing Provide missing CPA letter verifying length of time in business and ownership percentages. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received tax preparer confirmation of ownership and years in business. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 43.17 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 796		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	GA	Primary Residence	purchase	NA	N/A	N/A	XX
406	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1440	2026-07-10 15:20	2026-07-15 17:02	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received credit supplement confirming paid current. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

																							Open-Housing History Does Not Meet Guideline Requirements. Missing full 12 month history on primary housing mortgage payment acct#XX (provide proof of payments for April , May and June). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Received credit supplement confirming paid current. - Due Diligence Vendor-07/15/2026	DSCR % greater than 1.20 - DSCR % greater than 1.20. Months Reserves exceed minimum required - Months Reserves exceed minimum required		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
406	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-13 09:06	2026-07-13 09:11	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted and in file, waiver applied with comp factor - Due Diligence Vendor-07/XX/2026

																							Open-Audited LTV of 63.7% exceeds Guideline LTV of 60%. Max LTV for manufactured homes is 60% - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted and in file, waiver applied with comp factor - Due Diligence Vendor-07/13/2026	DSCR % greater than 1.20 - DSCR % greater than 1.20. Months Reserves exceed minimum required - Months Reserves exceed minimum required	-DSCR % greater than 1.20 -Months Reserves exceed minimum required		ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	XX
395	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CT	Investment	purchase	NA
381	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1206	2026-07-13 11:32	2026-07-17 15:48	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received participant list confirming all parties searched. Received SAM clearances - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV LPA and SAM.GOV Exclusion search for Buyer's Agent  Company, Escrow & Settlement Agent and Funder. No matches found.  - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists All transaction participants were not included in the fraud report: Property Sellers, Brokers, and Real Estate Agents - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV LPA and SAM.GOV Exclusion search for Buyer's Agent Company, Escrow & Settlement Agent and Funder. No matches found. - Seller-07/XX/2026	Resolved-Received participant list confirming all parties searched. Received SAM clearances - Due Diligence Vendor-07/17/2026	LTV is less than guideline maximum - Required is 80 Borrower has 60

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 824

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.29		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
381	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3625	2026-07-10 14:35	2026-07-16 14:34	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 07/XX/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached - Seller-07/XX/2026

Ready for Review-See attached - Seller-07/XX/2026

Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Credit Report in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 07/XX/2027. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached - Seller-07/XX/2026 Ready for Review-See attached - Seller-07/XX/2026	Resolved-Received PCCD 07/15/2026 correcting payee in Section B. Finding Resolved. - Due Diligence Vendor-07/16/2026	LTV is less than guideline maximum - Required is 80 Borrower has 60

Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 824

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.29		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
346	XX	XX	C	B	C	A	C	B	A	A	Closed	finding-3635	2026-07-10 17:00	2026-07-17 14:30	Cured	2 - Non-Material	C	B	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Cured------Received PCCD 07/XX/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($3,783.00) exceed the comparable charges ($3,151.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ----- Ten (10%) tolerance fees (Lender's Title Insurance Policy) increased by $316.90 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $316.90, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026	Cured------Received PCCD 07/14/2026 with copy of letter, check and shipping Label. Finding is Cured. - Due Diligence Vendor-07/17/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.7 Required is 50 Borrower has 38.7

LTV is less than guideline maximum - Max LTV is 85 Borrower has 75 Required is 85 Borrower has 75

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 750 Required is 660 Borrower has 750		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
346	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1206	2026-07-13 11:34	2026-07-15 13:04	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is the updated DV reflecting the borrower's business  - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists for borrowers business. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is the updated DV reflecting the borrower's business - Seller-07/XX/2026	Resolved-Received Fraud report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.7 Required is 50 Borrower has 38.7

LTV is less than guideline maximum - Max LTV is 85 Borrower has 75 Required is 85 Borrower has 75

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 750 Required is 660 Borrower has 750		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
346	XX	XX	C	B	C	A	C	B	A	A	Closed	FCRE1205	2026-07-13 11:34	2026-07-15 13:04	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is the updated DV reflecting the borrower's business  - Seller-07/XX/2026

Open-OFAC Check Not Completed and/or Cleared for borrowers business. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is the updated DV reflecting the borrower's business - Seller-07/XX/2026	Resolved-Received Fraud Report w/OFAC Check Completed and Cleared - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.7 Required is 50 Borrower has 38.7

LTV is less than guideline maximum - Max LTV is 85 Borrower has 75 Required is 85 Borrower has 75

																										Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 660 Borrower has 750 Required is 660 Borrower has 750		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
425	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE5790	2026-07-13 11:33	2026-08-14 17:37	Resolved	1 - Information	C	A	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Resolved-Received post close gap report. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attach is the credit refresh report. No issues found. - Seller-08/XX/2026

Counter-Received page 1 of fraud report.  Missing UDM as monitoring has not started on Fraud Report last updated 7/1 received in audit.  Please provide acceptable gap credit report.   - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV last condition score update 7-01-26. - Seller-07/XX/2026

Open-Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attach is the credit refresh report. No issues found. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the Final DV last condition score update 7-01-26. - Seller-07/XX/2026

																									Resolved-Received post close gap report. - Due Diligence Vendor-08/14/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 34.81 Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
243	XX	XX	C	B	C	B	A	A	C	A	Closed	FPRO1257	2026-07-14 08:28	2026-07-21 10:23	Resolved	1 - Information	C	A	Property	Value	Primary Property Value is not Substantiated	Resolved-Received CU = 1 - Due Diligence Vendor-07/XX/2026

Ready for Review-Please note the 5/XX/2026 was based on the date when XX Mortgage received rights to the transferred appraisal from the TPO. The original appraisal was completed by another appraiser on 4/XX/2026 for the same value of $820,000. There were corrections required on the original appraisal and the TPO ultimately had to order a new appraisal, which is the one dated 05/XX/2026. The system does not seem to be able to update the Original Submitted Date when the new SSR for the newer appraisal, dated 05/XX/2026, was requested.  - Seller-07/XX/2026

Counter-Received duplicate SSR with original submission date prior to appraisal.  Finding remains.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Counter-SSR provided is dated prior to the appraisals effective date. Finding remains. - Due Diligence Vendor-07/XX/2026

Open-The Primary Property Value is unsubstantiated. Additional valuation product is required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Please note the 5/XX/2026 was based on the date when XX Mortgage received rights to the transferred appraisal from the TPO. The original appraisal was completed by another appraiser on 4/XX/2026 for the same value of $820,000. There were corrections required on the original appraisal and the TPO ultimately had to order a new appraisal, which is the one dated 05/XX/2026. The system does not seem to be able to update the Original Submitted Date when the new SSR for the newer appraisal, dated 05/XX/2026, was requested. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Resolved-Received CU = 1 - Due Diligence Vendor-07/21/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual income is > $3,500 monthly residual income

Verified employment history exceeds guidelines - Business started 8.19.2021, per EA letter in file.

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 680

																										LTV is less than guideline maximum - Required is 85 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
243	XX	XX	C	B	C	B	A	A	C	A	Closed	FCRE1148	2026-07-14 08:26	2026-07-15 17:22	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $XX is sufficient based on the type of subject lien - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026
Open-Insufficient Title Coverage. Amount of coverage is less than Total Amount of Subject Lien(s). - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-Title Coverage Amount of $XX is sufficient based on the type of subject lien - Due Diligence Vendor-07/15/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual income is > $3,500 monthly residual income

Verified employment history exceeds guidelines - Business started 8.19.2021, per EA letter in file.

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 680

																										LTV is less than guideline maximum - Required is 85 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
243	XX	XX	C	B	C	B	A	A	C	A	Closed	FCRE0157	2026-07-13 13:47	2026-07-14 08:37	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not meet guideline requirements for loans listed for sale	Waived-Originator exception granted to allow use appraised value versus listed price, Non-material waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026

Open-Loan does not meet guideline requirements for loans listed for sale. Lender Exception: Approved to use higher appraised value vs lower listing price for properties listed for sale within 90 days. - Due Diligence Vendor-07/XX/2026	Waived-Originator exception granted to allow use appraised value versus listed price, Non-material waiver applied with comp factors. - Due Diligence Vendor-07/14/2026	Residual Income =/> 1.5 times $3,500 monthly residual income - Residual income is > $3,500 monthly residual income

Verified employment history exceeds guidelines - Business started 8.19.2021, per EA letter in file.

Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 680

																										LTV is less than guideline maximum - Required is 85 Borrower has 75	1. 5+ years employment verified. 2. Residual Income > $3,500 monthly.		ATR/QM: Exempt	ATR/QM: Exempt	$XX	WA	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	XX
200	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE2244	2026-07-13 11:18	2026-07-16 13:55	Resolved	1 - Information	C	A	Credit	Eligibility	Property Does Not Meet Guidelines (credit)	Resolved-Upon further review, kitchen and bathrooms are located below grade. - Due Diligence Vendor-07/XX/2026

Ready for Review-The finding is not valid. The field review does not indicate that the subject property lacks a bathroom. Rather, it reflects 0 bathrooms above grade and 1 bathroom located in the finished basement. Specifically, the field review identifies the basement improvements as "2 rooms, 1 bath," confirming the existence of a functional bathroom within the dwelling. Accordingly, the reviewer has misinterpreted the appraisal data by relying solely on the above-grade room count without considering the finished below-grade improvements. The appraisal and field review adequately document the property's bathroom count, and no additional condition is warranted. We respectfully request that this finding be removed. - Seller-07/XX/2026

Open-Property Issues are identified for the property The Appraisal indicates the number of bathroom is 0.0. Addition condition may apply, pending review. - Due Diligence Vendor-07/XX/2026	Ready for Review-The finding is not valid. The field review does not indicate that the subject property lacks a bathroom. Rather, it reflects 0 bathrooms above grade and 1 bathroom located in the finished basement. Specifically, the field review identifies the basement improvements as "2 rooms, 1 bath," confirming the existence of a functional bathroom within the dwelling. Accordingly, the reviewer has misinterpreted the appraisal data by relying solely on the above-grade room count without considering the finished below-grade improvements. The appraisal and field review adequately document the property's bathroom count, and no additional condition is warranted. We respectfully request that this finding be removed. - Seller-07/XX/2026

																									Resolved-Upon further review, kitchen and bathrooms are located below grade. - Due Diligence Vendor-07/16/2026	Long term residence - Borrower has owned subject property since 7/2025 with no lates Months Reserves exceed minimum required - Reserves = 93.13 months – Required Reserves = 6 Months			ATR/QM: Exempt	ATR/QM: Exempt	$XX	KY	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
200	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1200	2026-07-13 12:39	2026-07-13 13:46	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited Loan Amount is less than Guideline Minimum Loan Amount	Waived-Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-07/XX/2026
																							Open-Audited Loan Amount is less than the Guideline Minimum Loan Amount of $100000 Approved exception in file for loan amount being less than guideline requirements of $100K. - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted and in file, waiver applied with comp factors… - Due Diligence Vendor-07/13/2026	Long term residence - Borrower has owned subject property since 7/2025 with no lates Months Reserves exceed minimum required - Reserves = 93.13 months – Required Reserves = 6 Months	fico 20 points above the min Ratio greater than 1.20		ATR/QM: Exempt	ATR/QM: Exempt	$XX	KY	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	XX
404	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other
348	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE5782	2026-07-13 17:06	2026-08-14 15:30	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received UDM - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV 7-16 with UDM monitoring stopped date of 7-09-26. - Seller-08/XX/2026

Counter-Received Fraud/Drive report dated 06/XX/2026 reflects UDM not started.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV 6-23-26 - Seller-07/XX/2026

Open-Borrower 1 Gap Credit Report is Missing Missing the Gap Credit Report. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV 7-16 with UDM monitoring stopped date of 7-09-26. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the Final DV 6-23-26 - Seller-07/XX/2026

																									Resolved-Received UDM - Due Diligence Vendor-08/14/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3635	2026-07-20 09:52	2026-07-22 09:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received breakdown for additional fees on LE's. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-07/XX/2026

Counter-Initial LE has additional Charges but does not contain an addendum of what those charges are.  The breakdown you provided doesn't match the initial LE.  Please provide an addendum of a breakdown of the $2,128.00 additional charges on the initial LE and Revised LE. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see attached  - Seller-07/XX/2026

Open-***NEW****--Ten (10%) tolerance fees (Settlement Fees, Title Wrire Fee and Recording Fees) increased by $3,212.50 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1,905.70, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C
																							- Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026 Ready for Review-Document Uploaded. see attached - Seller-07/XX/2026	Resolved-Received breakdown for additional fees on LE's. Finding Resolved. - Due Diligence Vendor-07/22/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1206	2026-07-13 17:10	2026-07-20 11:54	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV 7-16, SAM.Gov and OFAC - no matches found - Seller-07/XX/2026

																							Open-All Interested Parties Not Checked with Exclusionary Lists The Fraud report is missing the Seller(s) and Real Estate Agent(s) checked on the Exclusionary Lists. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV 7-16, SAM.Gov and OFAC - no matches found - Seller-07/XX/2026	Resolved-Received Fraud Report w/All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/20/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1205	2026-07-13 17:10	2026-07-20 11:54	Resolved	1 - Information	C	A	Credit	Eligibility	OFAC Check Not Completed and/or Cleared	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the Final DV 7-16 , OFAC and SAM.GOV - no matches found - Seller-07/XX/2026

																							Open-OFAC Check Not Completed and/or Cleared The Fraud report is missing the Seller(s) and Real Estate Agent(s) checked on the OFAC Lists. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the Final DV 7-16 , OFAC and SAM.GOV - no matches found - Seller-07/XX/2026	Resolved-Received updated fraud report reflecting all interested parties. - Due Diligence Vendor-07/20/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE0108	2026-07-13 16:43	2026-07-20 11:50	Resolved	1 - Information	C	A	Credit	Insurance	XX Coverage not met	Resolved-Received explanation, Limited Review Process. According to Fannie Mae Selling Guide B7-4-02 (XX/Crime Insurance Requirements), condo projects underwritten using the Limited Review method are explicitly excepted from XX/crime insurance validation. - Due Diligence Vendor-07/XX/2026

Ready for Review-Per the Condo Underwriter's determination, this loan was approved via the Limited Review Process. According to Fannie Mae Selling Guide B7-4-02 (XX/Crime Insurance Requirements), condo projects underwritten using the Limited Review method are explicitly excepted from XX/crime insurance validation.  - Seller-07/XX/2026

Open-XX Coverage not met. Missing proof of sufficient XX Coverage. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Per the Condo Underwriter's determination, this loan was approved via the Limited Review Process. According to Fannie Mae Selling Guide B7-4-02 (XX/Crime Insurance Requirements), condo projects underwritten using the Limited Review method are explicitly excepted from XX/crime insurance validation. - Seller-07/XX/2026

Resolved-Received explanation, Limited Review Process. According to Fannie Mae Selling Guide B7-4-02 (XX/Crime Insurance Requirements), condo projects underwritten using the Limited Review method are explicitly excepted from XX/crime insurance validation. - Due Diligence Vendor-07/20/2026

																										Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	FCOM5814	2026-07-10 18:00	2026-07-20 10:21	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Closing Disclosure Deficiency	Resolved-Received PCCD 07/XX/2026. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026

																							Open-All closing disclosures, including final cd total closing costs is inaccurate, appears to be missing additional fees disclosed on previous LEs of $2,127.50. Please provide corrected PCCD showing all fees assessed to borrower, additional findings may apply upon receipt. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Received PCCD 07/17/2026. Finding Resolved. - Due Diligence Vendor-07/20/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
348	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-07-10 17:55	2026-07-17 08:47	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-APR changed in borrower benefit, borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-07/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD 06/XX/2026 is not signed and there is no evidence of when it was provided to borrower.  Statute of Limitations 3 years- Expiration date is 07/XX/2029.
																							- Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-APR changed in borrower benefit, borrower received at closing. Finding Resolved. - Due Diligence Vendor-07/17/2026	Long term residence - Borrower has resided in current home for over 22 years. Long term resident. LTV is less than guideline maximum - Max LTV is 80 Borrower has 70 Required is 80 Borrower has 70		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
332	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3635	2026-07-10 16:54	2026-07-15 08:00	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/XX/2026

Ready for Review-Please review condition

The recording fees were initially disclosed at $385 and the loan closed at $234.50
 - Seller-07/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,478.25) exceed the comparable charges ($1,110.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). ------Ten (10%) tolerance fees (Recording Fee, Wire Transfer Fee) increased by $1,257.25 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $1257.25, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C
																							- Due Diligence Vendor-07/XX/2026	Ready for Review-Please review condition The recording fees were initially disclosed at $385 and the loan closed at $234.50 - Seller-07/XX/2026	Resolved-Upon further review, the document(s) are located in original file, nothing further required. - Due Diligence Vendor-07/15/2026	Qualifying DTI below maximum allowed - . Required is 50 Borrower has 33.61 LTV is less than guideline maximum - . Required is 80 Borrower has 75			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
399	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-07-14 08:47	2026-07-16 14:58	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Fully executed Seller CD received - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached  - Seller-07/XX/2026

Open-Missing the Seller's Final CD. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached - Seller-07/XX/2026	Resolved-Fully executed Seller CD received - Due Diligence Vendor-07/16/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80

Qualifying DTI below maximum allowed -  Required is 45 Borrower has 27.74

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 725		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
399	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1206	2026-07-14 08:31	2026-07-16 14:57	Resolved	1 - Information	C	A	Credit	Eligibility	All Interested Parties Not Checked with Exclusionary Lists	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Open-All Interested Parties Not Checked with Exclusionary Lists Missing all required participants including the Seller(s), Real Estate Agent(s) and Settlement Agent(s) on the Exclusionary Lists including OFAC. Upon receipt additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Please see attached. - Seller-07/XX/2026	Resolved-All Interested Parties Checked against Exclusionary Lists - Due Diligence Vendor-07/16/2026	LTV is less than guideline maximum - Required is 85 Borrower has 80

Qualifying DTI below maximum allowed -  Required is 45 Borrower has 27.74

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 725		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
341	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	No Cash Out - Borrower Initiated
366	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NC	Investment	purchase	NA
264	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8013	2026-07-13 18:01	2026-07-22 11:29	Resolved	1 - Information	C	A	Credit	Eligibility	purchase Contract Issue	Resolved-Lender provided purchase contract amendment for the sales price of $XX. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is the purchase contract amendment for the sales price of $XX   - Seller-07/XX/2026

Open-Loan Purpose is purchase but purchase Contract is only Partially Provided. Missing purchase contract or addendum, with sale price listed on Final and Post Close CD. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is the purchase contract amendment for the sales price of $XX - Seller-07/XX/2026	Resolved-Lender provided purchase contract amendment for the sales price of $XX. - Due Diligence Vendor-07/22/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.45

Verified employment history exceeds guidelines - Verified employment history exceeds guidelines – Employed 5+ Years – Minimum = 2 Years

																										Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $48,004.71; minimum required NONE		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
264	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1183	2026-07-13 19:39	2026-07-16 13:34	Resolved	1 - Information	B	A	Credit	Missing Doc	Approval/Underwriting Summary Partially Provided	Resolved-Received corrected 1008 - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. added the purchase contract amendment which supports the final purchase price of $XX  - Seller-07/XX/2026
Ready for Review-Document Uploaded. The updated 1008 has been uploaded with the correct income used to qualify.  Waiting for the purchase contract amendment with the reduced sales price of $XX  - Seller-07/XX/2026
Open-Approval/Underwriting Summary Partially Provided. The 1008 and Conditional Loan Approval in file with the correct loan amount shows and income amount higher than verified and a sales price that is not listed on contract or addendums. An additional 1008 was provided with income that can be verified by the P&L and has the sales price matching the counter offer No.1, with incorrect loan amount and appraised value. Provide a revised final approval is required. Additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. added the purchase contract amendment which supports the final purchase price of $XX - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The updated 1008 has been uploaded with the correct income used to qualify.  Waiting for the purchase contract amendment with the reduced sales price of $XX  - Seller-07/XX/2026
Resolved-Received corrected 1008 - Due Diligence Vendor-07/16/2026	Qualifying DTI below maximum allowed - Required is 50 Borrower has 12.45

Verified employment history exceeds guidelines - Verified employment history exceeds guidelines – Employed 5+ Years – Minimum = 2 Years

																										Residual Income =/> 1.5 times $3,500 monthly residual income - Residual Income =/> 1.5 times $3,500 monthly residual income - Qualifying residual income = $48,004.71; minimum required NONE		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
393	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	TX	Primary Residence	purchase	NA
217	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE0045	2026-07-14 12:49	2026-07-16 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH form. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached missing document  - Seller-07/XX/2026

																							Open-Foreign National but the ACH form is Missing from file. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached missing document - Seller-07/XX/2026	Resolved-Received ACH form. - Due Diligence Vendor-07/16/2026	Credit history exceeds minimum required - 0X30X24 subject mortgage history verified Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 62.63m		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
217	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-14 12:56	2026-07-14 14:38	Waived	2 - Non-Material	B	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026

																							Open-Audited LTV of 75% exceeds Guideline LTV of 70% Lender Exception: Approved for 75% LTV, program max is 70% for FL Rate/Term Refi. - Due Diligence Vendor-07/XX/2026		Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-07/14/2026	Credit history exceeds minimum required - 0X30X24 subject mortgage history verified Months Reserves exceed minimum required - Lender minimum reserves 6m PITIA, borrower reserves 62.63m	1. 6+m reserves above minimum 2. 0X30X24 mtg history		ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	Refinance	No Cash Out - Borrower Initiated	Originator Post-Close	Yes	XX
397	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other
387	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA
392	XX	XX	D	B	A	A	D	B	A	A	Closed	FCOM5135	2026-07-31 12:13	2026-08-04 15:09	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Received copy of SPL and note that they are not an affiliate. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. SSPL attached show Escrows for You. This company is not affiliated with XX Mortgage   - Seller-08/XX/2026

Open-Required Affiliated Business Disclosure Missing Missing Affiliated Business disclosure, unable to test fee tolerance properly. Additional Findings may apply upon receipt. Statute of Limitations 3 years - Expiration Date is 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. SSPL attached show Escrows for You. This company is not affiliated withXX - Seller-08/XX/2026	Resolved-Received copy of SPL and note that they are not an affiliate. - Due Diligence Vendor-08/04/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
392	XX	XX	D	B	A	A	D	B	A	A	Closed	finding-3652	2026-07-31 14:23	2026-08-04 15:07	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received LE 06/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($10,050.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($10,500.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $10,500.00 to $10,050.00 without a valid COC in file. (Missing Initial LE dated 6/XX/26). Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $450.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 08/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received LE 06/12/2026. Finding Resolved. - Due Diligence Vendor-08/04/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
392	XX	XX	D	B	A	A	D	B	A	A	Closed	finding-3634	2026-07-31 14:23	2026-08-04 15:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received LE 06/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $14,841.15.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ------Zero (0%) tolerance fees increased by $14,854.15 without a valid COC in file. (Missing Initial LE dated 6/12) Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $14,854.15, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 8/XX/2026 (2) within 60 days of discovery expires 9/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received LE 06/12/2026. Finding Resolved. - Due Diligence Vendor-08/04/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
392	XX	XX	D	B	A	A	D	B	A	A	Closed	finding-3635	2026-07-31 14:23	2026-08-04 15:07	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-Received LE 06/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-08/XX/2026

Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,649.75) exceed the comparable charges ($0.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). -----Ten (10%) tolerance fees increased by $2,648.75 without a valid COC in file. (Missing Initial LE dated 6/12) Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $2,649.75, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 8/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received LE 06/12/2026. Finding Resolved. - Due Diligence Vendor-08/04/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
392	XX	XX	D	B	A	A	D	B	A	A	Closed	finding-3515	2026-07-31 14:23	2026-08-04 15:07	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)	Resolved-Received LE 06/XX/2026. Finding Resolved. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026

Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into XX, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayAs not being open on SaturdayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, XX calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. -----Missing initial LE dated within 3 days of Application date. Additional Findings may apply upon receipt. statute of Limitations - 1 year, expiration date 07/XX/2027. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-08/XX/2026	Resolved-Received LE 06/12/2026. Finding Resolved. - Due Diligence Vendor-08/04/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A	XX
392	XX	XX	D	B	A	A	D	B	A	A	Closed	FCOM1266	2026-07-31 12:13	2026-07-31 12:13	Waived	2 - Non-Material	B	B	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Waived-Homeownership Counseling Disclosure Is Missing Originator waiver applied to non-material findings. - Due Diligence Vendor-07/XX/2026	Waived-Homeownership Counseling Disclosure Is Missing Originator waiver applied to non-material findings. - Due Diligence Vendor-07/31/2026	Guideline Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 36.96

Guideline LTV is less than guideline maximum -  Required is 75 Borrower has 44.67

																										Guideline Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 681			Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No	XX
184	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE1254	2026-07-14 15:57	2026-08-13 15:39	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Received final title policy which does not reflect any open. Lender explained with the final title policy and the print out from the NYC Buildings reflecting that -0- violations open for the subject property. This supports the ECB was cured. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See the attached copy of the final title policy which does not reflect any open.

Therefore, with the final title policy and the print out from the NYC Buildings reflecting that -0- violations open for the subject property.

This supports the ECB was cured.   - Seller-08/XX/2026

Counter-OATH reflects 3 items dismissed or written off. page 659-668 reflects 26 entries. Please provide evidence of these being paid off or copy of title policy.  - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. See the attached print out from the NYC Buildings reflecting that -0- violations open for the subject property. Therefore item #XX cured.   - Seller-07/XX/2026

Open-Property Title Issue Missing documentation to show Exception #XXCB's) will be paid at or prior to the Closing. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See the attached copy of the final title policy which does not reflect any open.

Therefore, with the final title policy and the print out from the XX Buildings reflecting that -0- violations open for the subject property.

This supports the ECB was cured.   - Seller-08/XX/2026
 Ready for Review-Document Uploaded. See the attached print out from the NYC Buildings reflecting that -0- violations open for the subject property. Therefore item #XX cured.   - Seller-07/XX/2026
Resolved-Received final title policy which does not reflect any open. Lender explained with the final title policy and the print out from the XX Buildings reflecting that -0- violations open for the subject property. This supports the ECB was cured. - Due Diligence Vendor-08/13/2026
																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745 DSCR % greater than 1.20 - DSCR min is 1, borrower has 1.393.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
184	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0197	2026-07-14 17:15	2026-07-17 13:21	Resolved	1 - Information	C	A	Credit	Eligibility	The Final SELLER CD/HUD is missing	Resolved-Received seller CD signed by seller and title - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See the attached seller and buyer CD  - Seller-07/XX/2026

																							Open-The Final SELLER CD/HUD is missing. The Final SELLER CD/HUD is missing - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See the attached seller and buyer CD - Seller-07/XX/2026	Resolved-Received seller CD signed by seller and title - Due Diligence Vendor-07/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745 DSCR % greater than 1.20 - DSCR min is 1, borrower has 1.393.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
184	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE7009	2026-07-14 16:16	2026-07-17 13:03	Resolved	1 - Information	C	A	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Resolved-Received EOI reflecting policy with 100% replacement cost. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the insurance policy that reflects the policy has 100% replacement cost. Therefore, the loan file contains sufficient coverage.     - Seller-07/XX/2026

																							Open-Insufficient Coverage Amount for Insured Subject Property. Hazard insurance dwelling coverage is not sufficient. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the insurance policy that reflects the policy has 100% replacement cost. Therefore, the loan file contains sufficient coverage. - Seller-07/XX/2026	Resolved-Received EOI reflecting policy with 100% replacement cost. - Due Diligence Vendor-07/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 745 DSCR % greater than 1.20 - DSCR min is 1, borrower has 1.393.		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA	N/A	N/A	XX
333	XX	XX	C	B	C	B	A	A	A	A	Closed	FCRE1194	2026-07-14 15:21	2026-07-14 15:31	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-07/XX/2026

Open-Audited LTV of 75% exceeds Guideline LTV of 70% . Declining market requires a 5% LTV reduction . (FTHB ). - Due Diligence Vendor-07/XX/2026	Waived-Originator exception granted and in file, waiver applied with comp factors. - Due Diligence Vendor-07/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 802

																										Months Reserves exceed minimum required - Months Reserves exceed minimum required. Borrower has 20.43 months of reserves and only needs 6 to qualify.	-Required is 700 Borrower has 802 - Borrower has 20.43 months of reserves and only needs 6 to qualify.		ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	Originator Post-Close	Yes	XX
350	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1440	2026-07-15 07:32	2026-08-13 14:13	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Housing History provided for subject. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Attached is the 12 months mortgage payment history for XX with #XX Servicing #XX - Seller-08/XX/2026
Counter-Received documentation supporting XX in same parcel as subject XX, as well as revised 1003 removing property 3d. File is mIssing 12mo pay history for #XX XX.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The finding has been addressed. XX, CA has been removed from the Verification of Mortgage (VOM) and the updated 1003 because it is not a separate borrower-owned property. It is an improvement located on the same parcel as the subject property and was inadvertently entered as a separate property on the original loan application.

The confusion resulted from:

XX being mistakenly listed as a separate property on the 1003.
An incorrect property tax bill for an unrelated property being uploaded to the loan file. That tax bill is attached to demonstrate it does not pertain to the subject parcel.

The following documents have been provided:

Updated 1003 removing XX as a separate property.
Updated VOM removing the duplicate property entry.
The incorrect tax bill for reference, confirming it was associated with the wrong property.
An updated Lender Page reflecting the hazard insurance premium applicable to the unit.

Since XX. is part of the same parcel as the subject property and does not have a separate mortgage or lien, no proof of separate free-and-clear ownership is required. The loan file has been corrected to accurately reflect the property information. Accordingly, this finding should be removed. - Seller-07/XX/2026
Ready for Review-Document Uploaded. The finding is not supported. XX, CA is not a separate borrower-owned property requiring independent housing history documentation. Rather, it is an improvement located on the same parcel as the subject property located at XX, CA.

The attached supporting documentation confirms:

Building permit identifying XX. and reflecting the same APN as the subject property.
Parcel map demonstrating that the corner lot fronts both E. XX and XX, resulting in two site addresses associated with the same parcel.
Hazard Insurance Declaration Page for XX, which identifies the same #XX loan number and loss payee as the mortgage secured by the subject property.

These documents establish that XX is simply an alternate site address/improvement on the subject property's parcel and did not have a separate mortgage or lien. The only encumbrance was the #XX loan secured by the subject property, which was paid off through this transaction.

Accordingly, there is no separate property for which proof of free-and-clear ownership or separate housing history is required. Please review the attached documentation and remove this finding. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing proof that Property 4 (3d) is owned Free and Clear. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the 12 months mortgage payment history for XX with #XX Servicing #XX - Seller-08/XX/2026
 Ready for Review-Document Uploaded. The finding has been addressed. XX has been removed from the Verification of Mortgage (VOM) and the updated 1003 because it is not a separate borrower-owned property. It is an improvement located on the same parcel as the subject property and was inadvertently entered as a separate property on the original loan application.

The confusion resulted from:

XX being mistakenly listed as a separate property on the 1003.
An incorrect property tax bill for an unrelated property being uploaded to the loan file. That tax bill is attached to demonstrate it does not pertain to the subject parcel.

The following documents have been provided:

Updated 1003 removing XX as a separate property.
Updated VOM removing the duplicate property entry.
The incorrect tax bill for reference, confirming it was associated with the wrong property.
An updated Lender Page reflecting the hazard insurance premium applicable to the unit.

Since XX. is part of the same parcel as the subject property and does not have a separate mortgage or lien, no proof of separate free-and-clear ownership is required. The loan file has been corrected to accurately reflect the property information. Accordingly, this finding should be removed. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. The finding is not supported. XX is not a separate borrower-owned property requiring independent housing history documentation. Rather, it is an improvement located on the same parcel as the subject property located at XX XX

The attached supporting documentation confirms:

Building permit identifying XX and reflecting the same APN as the subject property.
Parcel map demonstrating that the corner lot fronts both XX, resulting in two site addresses associated with the same parcel.
Hazard Insurance Declaration Page for XX., which identifies the same #XX loan number and loss payee as the mortgage secured by the subject property.

These documents establish that XX is simply an alternate site address/improvement on the subject property's parcel and did not have a separate mortgage or lien. The only encumbrance was the #XX loan secured by the subject property, which was paid off through this transaction.

Accordingly, there is no separate property for which proof of free-and-clear ownership or separate housing history is required. Please review the attached documentation and remove this finding. - Seller-07/XX/2026
Resolved-Housing History provided for subject. - Due Diligence Vendor-08/13/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777

																										LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
350	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1505	2026-07-15 07:32	2026-08-13 14:13	Resolved	1 - Information	C	A	Credit	Eligibility	Tradelines do not meet Guideline Requirements	Resolved-The Tradelines for the borrower(s) meets the guideline requirements or is not applicable. - Due Diligence Vendor-08/XX/2026
Resolved-Updated 1003 was provided. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Attached is the updated PC 1003 - Seller-08/XX/2026
Counter-Received 20 page doc (XX/XX is Heloc secured by primary 3b)  most recent activity statement reflect payment made reducing UPB from $400k to $300k ( interest rate increased from 5.99% on activity statement for payment due 07/XX/2026 to 7.50% reflected on activity statement with next due 08/XX/2026 next payment dis $2,011.98.Please provide revised 1003 reflecting new payment instead of prior payment $1747 - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The finding is not supported. The XX Bank tradeline identified on the Fraud Report (UDM Detailed Report) is not a new or undisclosed debt. It is the same mortgage obligation that was previously reported as XX on the credit report.

Attached is the XX mortgage statement, which reflects the same monthly payment amount as the XX obligation, confirming that it is the same loan. Also attached is supporting documentation verifying that XX acquired XX's residential mortgage servicing, explaining why the obligation appears under different lender names.

The Data Verify/Fraud Report reflects the loan as XX Bank, while the credit report reflects the same obligation as XX. This is the result of a servicer/lender name change and does not represent a new or undisclosed tradeline.

The liability was included in the underwriting analysis, and the updated reporting reflects only the servicing transfer. Accordingly, no additional debt exists, and the borrower's tradelines continue to meet guideline requirements.

Please review the attached XX mortgage statement and supporting documentation confirming XX's acquisition of XX's mortgage servicing and remove this finding. - Seller-07/XX/2026
Open-The Tradelines for the borrower(s) do not meet the guideline requirements. Provide clarification of what the XX Bank ($2011 with balance of $402916.) on the Fraud Report under UDM Detailed Report is for. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the updated PC 1003 - Seller-08/XX/2026

 Ready for Review-Document Uploaded. The finding is not supported. The XX Bank tradeline identified on the Fraud Report (UDM Detailed Report) is not a new or undisclosed debt. It is the same mortgage obligation that was previously reported as XX on the credit report.

Attached is the XX mortgage statement, which reflects the same monthly payment amount as the XX obligation, confirming that it is the same loan. Also attached is supporting documentation verifying that XX acquired XX's residential mortgage servicing, explaining why the obligation appears under different lender names.

The Data Verify/Fraud Report reflects the loan as XX Bank, while the credit report reflects the same obligation as XX. This is the result of a servicer/lender name change and does not represent a new or undisclosed tradeline.

The liability was included in the underwriting analysis, and the updated reporting reflects only the servicing transfer. Accordingly, no additional debt exists, and the borrower's tradelines continue to meet guideline requirements.

Please review the attached XX mortgage statement and supporting documentation confirming XX's acquisition of XX's mortgage servicing and remove this finding. - Seller-07/XX/2026

Resolved-The Tradelines for the borrower(s) meets the guideline requirements or is not applicable. - Due Diligence Vendor-08/13/2026

 Resolved-Updated 1003 was provided. - Due Diligence Vendor-08/13/2026

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777

																										LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
350	XX	XX	D	A	D	A	A	A	A	A	Closed	FCOM9701	2026-07-15 07:45	2026-07-24 11:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Property 2: Other Property Insurance Policy Missing or Incomplete	Resolved-HELOC statement matches with HELOC on credit report - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The finding should be cleared. The account referenced on the XX HELOC statement ending in XX and the account identified on the credit report/1003 as XX represent the same #XXLine of Credit (HELOC) obligation.

The apparent discrepancy is due to the manner in which the credit repositories report account numbers. On the credit report:

Equifax (EF) reports the XX HELOC using one masked account identifier.
Experian (XP) and TransUnion (TU) report the same XX HELOC using a different masked account identifier.

It is common for credit repositories to mask or truncate account numbers differently for security purposes, resulting in different account suffixes for the same underlying obligation. In this case, the duplicate trade lines represent the same HELOC, and one duplicate was excluded during the underwriting review to avoid double-counting the liability.

The submitted XX HELOC statement confirms the obligation is current, reflects no past due balance, and verifies the monthly payment used in the underwriting analysis. The liability has been properly documented and considered in qualifying the borrower.

Accordingly, the most recent XX HELOC statement satisfies the documentation requirement for Property 2 (3b). Please review the attached documentation and remove this finding. - Seller-07/XX/2026

Counter-Received LOC XX statement. 1003 reflects primary subject to second and identifies LOC as  XX. condition remains.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The requested XX Mortgage Statement for Property 2 (3b) has been reviewed. The XX account is a #XXLine of Credit (HELOC) and not a traditional mortgage loan. The provided HELOC statement confirms the account information, including:

Payment due date: 07/XX/2026
Past due amount: $0.00
Current monthly payment: $1,772.76
Last payment date: 05/XX/2026
Last payment amount: $3,358.05

The statement confirms the HELOC is current with no delinquent balance. The monthly obligation has been verified and considered in the underwriting review. No additional documentation is warranted. - Seller-07/XX/2026

Open-Missing for Property 2 (3b) the most recent XX Mortgage Statement. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding should be cleared. The account referenced on the XX HELOC statement ending in XX and the account identified on the credit report/1003 as XX represent the same #XXLine of Credit (HELOC) obligation.

The apparent discrepancy is due to the manner in which the credit repositories report account numbers. On the credit report:

Equifax (EF) reports the XX HELOC using one masked account identifier.
Experian (XP) and TransUnion (TU) report the same XX HELOC using a different masked account identifier.

It is common for credit repositories to mask or truncate account numbers differently for security purposes, resulting in different account suffixes for the same underlying obligation. In this case, the duplicate trade lines represent the same HELOC, and one duplicate was excluded during the underwriting review to avoid double-counting the liability.

The submitted XX HELOC statement confirms the obligation is current, reflects no past due balance, and verifies the monthly payment used in the underwriting analysis. The liability has been properly documented and considered in qualifying the borrower.

Accordingly, the most recent XX HELOC statement satisfies the documentation requirement for Property 2 (3b). Please review the attached documentation and remove this finding. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. The requested XX Mortgage Statement for Property 2 (3b) has been reviewed. The XX account is a #XXLine of Credit (HELOC) and not a traditional mortgage loan. The provided HELOC statement confirms the account information, including:

Payment due date: 07/XX/2026
Past due amount: $0.00
Current monthly payment: $1,772.76
Last payment date: 05/XX/2026
Last payment amount: $3,358.05

The statement confirms the HELOC is current with no delinquent balance. The monthly obligation has been verified and considered in the underwriting review. No additional documentation is warranted. - Seller-07/XX/2026

Resolved-HELOC statement matches with HELOC on credit report - Due Diligence Vendor-07/24/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 680 Borrower has 777 Required is 680 Borrower has 777

																										LTV is less than guideline maximum - Max LTV is 80 Borrower has 75 Required is 80 Borrower has 75		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
391	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1507	2026-07-14 23:55	2026-07-17 14:44	Resolved	1 - Information	C	A	Credit	QM-ATR	Discrepancy between Originator QM Status and Final QM Status	Resolved-Corrected The Originator QM Status and Final QM Status are the same. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. This has always been a NONQM loan. See XX - Seller-07/XX/2026

Open-The Originator QM Status is not the same as the Final QM Status. QM points and fees exceeded - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. This has always been a NONQM loan. See XX - Seller-07/XX/2026	Resolved-Corrected The Originator QM Status and Final QM Status are the same. - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 740. Required is 680 Borrower has 740

																										Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 39.06%. Required is 50 Borrower has 39.06		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
391	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE8887	2026-07-13 15:33	2026-07-16 13:25	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing or Incomplete 1003	Resolved-Received fully executed 1003's - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached signed 1003 by both parties   - Seller-07/XX/2026

Open-Missing executed Final 1003 in file - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached signed 1003 by both parties - Seller-07/XX/2026	Resolved-Received fully executed 1003's - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 740. Required is 680 Borrower has 740

																										Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 39.06%. Required is 50 Borrower has 39.06		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
391	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0202	2026-07-14 20:25	2026-07-16 13:25	Resolved	1 - Information	C	A	Credit	Eligibility	Required ACH form is missing from the file	Resolved-Received fully executed ACH form - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see the attached ACH form signed by both parties  - Seller-07/XX/2026

Open-Required ACH form is missing from the file. Provide Missing ACH. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see the attached ACH form signed by both parties - Seller-07/XX/2026	Resolved-Received fully executed ACH form - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - FICO Required is 680 Borrower has 740. Required is 680 Borrower has 740

																										Qualifying DTI below maximum allowed - DTI Required is 50% Borrower has 39.06%. Required is 50 Borrower has 39.06		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	FL	Primary Residence	purchase	NA	N/A	N/A	XX
407	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1202	2026-07-15 09:55	2026-07-17 15:10	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Received Fraud Report. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is a copy of the updated DV with all participants  - Seller-07/XX/2026

																							Open-Third Party Fraud Report Partially Provided The following transaction participants were excluded from the fraud report: sellers, real estate agents, appraiser, and appraisal company. Additional conditions may apply, pending review. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is a copy of the updated DV with all participants - Seller-07/XX/2026	Resolved-Received Fraud Report. - Due Diligence Vendor-07/17/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 700 Borrower has 760 Qualifying DTI below maximum allowed - Required is 50.49 Borrower has 33.46		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
421	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1316	2026-07-14 13:55	2026-08-04 15:53	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Received rebuttal as well as bank statement ending 06/XX/2026 which reflects XX semi monthly deposits, most recent 6/XX/2026 is pay period immediately preceding Note dated XX. File presents B1 income1 paystub for period 06/XX/2026 - 06/XX/2026 paid 06/XX/2026 which is also pay period immediately preceding the note. VOE completed using alt documentation as described on 6.10.1 - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The finding is not valid. Per Section 6.10.1 – Wage/Salary Borrowers of the XX Mortgage Non-QM Loan Eligibility Guidelines, when a Verbal Verification of Employment (VVOE) cannot be obtained, acceptable alternatives include a year-to-date paystub from the pay period immediately preceding the Note Date or bank statements evidencing a payroll deposit from the pay period immediately preceding the Note Date.

The file contains bank statement documentation evidencing XX payroll deposits immediately prior to the XX Note Date. The bank statement for account ending XX, covering 05/XX/2026 through 06/XX/2026, reflects XX payroll deposits dated 06/XX/2026 in the amounts of $988.30 and $911.10.

The 06/XX/2026 XX payroll deposits represent the borrower's most recent payroll deposits prior to the Note Date and therefore satisfy the requirement for evidence of payroll activity from the pay period immediately preceding the Note Date.

Accordingly, the employment verification requirement was satisfied through the permitted alternative documentation under Section 6.10.1, and an additional VVOE or June 30 paystub is not required. - Seller-07/XX/2026
Counter-Received paystubs for XX period ending date 6/15 and XX period ending 6/22. Neither of these are immediately preceding the Note Date of XX. Please provide month end for XX instead of using verbal VOE. XX  to be period ending 6/30  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. Per Section 6.10.1 – Wage/Salary Borrowers of the XX Mortgage Non-QM Loan Eligibility Guidelines, a Verbal Verification of Employment (VVOE) is required within 10 business days of the Note Date. However, the same section provides acceptable alternatives when a VVOE cannot be obtained. Specifically, a year-to-date paystub from the pay period immediately preceding the Note Date or bank statements evidencing a payroll deposit from the pay period immediately preceding the Note Date may be used in lieu of a VVOE.

The file contains acceptable alternative documentation meeting the guideline requirements for both XX employments. Therefore, the absence of a verbal VOE does not constitute a guideline deficiency, as the employment verification requirement was satisfied through the permitted alternative documentation. Accordingly, no additional documentation should be required. - Seller-07/XX/2026
Open-Borrower 1 3rd Party VOE Prior to Close Missing Missing the Verbal Verification of Employment for both jobs at XX. Upon receipt additional information maybe required. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The finding is not valid. Per Section 6.10.1 – Wage/Salary Borrowers of the XX Non-QM Loan Eligibility Guidelines, when a Verbal Verification of Employment (VVOE) cannot be obtained, acceptable alternatives include a year-to-date paystub from the pay period immediately preceding the Note Date or bank statements evidencing a payroll deposit from the pay period immediately preceding the Note Date.

The file contains bank statement documentation evidencing XX payroll deposits immediately prior to the XX Note Date. The bank statement for account ending XX, covering 05/XX/2026 through 06/XX/2026, reflects XX payroll deposits dated 06/XX/2026 in the amounts of $988.30 and $911.10.

The 06/XX/2026 XX payroll deposits represent the borrower's most recent payroll deposits prior to the Note Date and therefore satisfy the requirement for evidence of payroll activity from the pay period immediately preceding the Note Date.

Accordingly, the employment verification requirement was satisfied through the permitted alternative documentation under Section 6.10.1, and an additional VVOE or June 30 paystub is not required. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. Per Section 6.10.1 – Wage/Salary Borrowers of the XXNon-QM Loan Eligibility Guidelines, a Verbal Verification of Employment (VVOE) is required within 10 business days of the Note Date. However, the same section provides acceptable alternatives when a VVOE cannot be obtained. Specifically, a year-to-date paystub from the pay period immediately preceding the Note Date or bank statements evidencing a payroll deposit from the pay period immediately preceding the Note Date may be used in lieu of a VVOE.

The file contains acceptable alternative documentation meeting the guideline requirements for both XX employments. Therefore, the absence of a verbal VOE does not constitute a guideline deficiency, as the employment verification requirement was satisfied through the permitted alternative documentation. Accordingly, no additional documentation should be required. - Seller-07/XX/2026
Resolved-Received rebuttal as well as bank statement ending 06/24/2026 which reflects IHHS semi monthly deposits, most recent 6/24/2026 is pay period immediately preceding Note dated XX. File presents B1 income1 paystub for period 06/09/2026 - 06/22/2026 paid 06/29/2026 which is also pay period immediately preceding the note. VOE completed using alt documentation as described on 6.10.1 - Due Diligence Vendor-08/04/2026

Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 620 Borrower has 727 Required is 620 Borrower has 727

LTV is less than guideline maximum - Max LTV is 90 Borrower has 75 Required is 90 Borrower has 75

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.69 Required is 50 Borrower has 38.69		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
421	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3540	2026-07-13 14:12	2026-07-16 08:37	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026

Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. -----CD 07/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Received signed CD. Finding Resolved. - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Min FICO is 620 Borrower has 727 Required is 620 Borrower has 727

LTV is less than guideline maximum - Max LTV is 90 Borrower has 75 Required is 90 Borrower has 75

																										Qualifying DTI below maximum allowed - Max DTI is 50 Borrower has 38.69 Required is 50 Borrower has 38.69		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
305	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	CA	Investment	Refinance	Cash Out - Other
340	XX		XX	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	Refinance	Cash Out - Other
372	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1510	2026-07-15 06:50	2026-08-14 16:53	Resolved	1 - Information	C	A	Credit	Closing	Issues exist on the Mortgage Document (Deed of Trust)	Resolved-Received complete security instrument inclusive of riders and legal description. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the recorded DOT, exhibit A and PUD Rider. - Seller-08/XX/2026

Counter-Received DOT and Ex A.  Missing PUD rider.  Lender to confirm DOT rerecorded with PUD rider and Legal.  - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached is the recorded DOT with Exhibit A - Seller-07/XX/2026

Open-There are Issues Present on the Mortgage Document (Deed of Trust) that must be addressed. Missing Legal Descritption on DOT. Upon receipt additional findings may apply. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached is the recorded DOT, exhibit A and PUD Rider. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Attached is the recorded DOT with Exhibit A - Seller-07/XX/2026

																									Resolved-Received complete security instrument inclusive of riders and legal description. - Due Diligence Vendor-08/14/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual income of $6,985.89		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
372	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-07-13 15:35	2026-07-15 12:01	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance.

 - Due Diligence Vendor-07/XX/2026

																							Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026		Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/15/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 720 Borrower has 740 Residual Income =/> 1.5 times $3,500 monthly residual income - Residual income of $6,985.89			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
325	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	MO	Investment	Refinance	No Cash Out - Borrower Initiated
380	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE0045	2026-07-14 16:01	2026-07-20 11:00	Resolved	1 - Information	C	A	Credit	Eligibility	Foreign National/Non Perm resident alien but ACH form is not in file	Resolved-Received ACH Form - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attach is the ACH form. - Seller-07/XX/2026

																							Open-Foreign National but the ACH form is Missing from file. An Automatic Payment Authorization (ACH) Form is required for all Foreign National borrowers. Funds must be held in a U.S. bank account. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attach is the ACH form. - Seller-07/XX/2026	Resolved-Received ACH Form - Due Diligence Vendor-07/20/2026	Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 749m. Long term residence - Long Term Residence = 3+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
380	XX	XX	D	A	D	A	A	A	A	A	Closed	FPRO1255	2026-07-14 15:24	2026-07-20 11:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	HOA Questionnaire Document is Missing	Resolved-Condo is Warrantable per FNMA Approval in file - Questionnaire not required - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Per Section 9.11 – Condominium Projects, "If an approved Fannie Mae Condo Project Manager (CPM) report is provided, an HOA questionnaire is not required." The file contains an approved Fannie Mae Condo Project Manager (CPM) Report, which documents the project's warrantability. Therefore, the requirement for an HOA Questionnaire is waived in accordance with Section 9.11, and the finding should be considered resolved. - Seller-07/XX/2026

Ready for Review-Document Uploaded. Attached is the ACH form  - Seller-07/XX/2026

Open-Subject Property is part of an HOA but the HOA Questionnaire Document is Missing. Missing HOA Questionnaire Document - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Per Section 9.11 – Condominium Projects, "If an approved Fannie Mae Condo Project Manager (CPM) report is provided, an HOA questionnaire is not required." The file contains an approved Fannie Mae Condo Project Manager (CPM) Report, which documents the project's warrantability. Therefore, the requirement for an HOA Questionnaire is waived in accordance with Section 9.11, and the finding should be considered resolved. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Attached is the ACH form  - Seller-07/XX/2026

																									Resolved-Condo is Warrantable per FNMA Approval in file - Questionnaire not required - Due Diligence Vendor-07/20/2026	Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 749m. Long term residence - Long Term Residence = 3+ years		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
380	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1194	2026-07-14 16:12	2026-07-20 10:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds Guideline LTV	Resolved-Condo is Warrantable per FNMA Approval in file - NO LTV Reduction required - Due Diligence Vendor-07/XX/2026
Ready for Review-The auditor is misinterpreting the structural formatting of the Cup XX DSCR "Property Specific" overlay matrix.Row-by-Row Isolation: Each line item under the "Property Specific" header governs a mutually exclusive property designation. Restrictions do not cascade across rows.Line-Item Analysis:Row 1 ("Non-Warrantable Condo"): Mandates a 5% CLTV reduction for Florida properties.Row 2 ("Condotel / PUDtel"): Mandates a 5% CLTV reduction for Florida properties.Subject Property Exemption: The subject property is fully documented as a standard, agency-conforming Warrantable Condo. Because it is Warrantable, it cannot be categorized under the Non-Warrantable row or the Condotel row.Conclusion: There is no row in the "Property Specific" matrix that applies a geographic Florida reduction to standard Warrantable Condos. Therefore, the loan appropriately defaults to the master XX XX DSCR program boundaries, which fully support the funded 70% LTV.Please override the auditor's interpretation, align the loan status with the property's actual warrantable designation, and permanently close out this review item. - Seller-07/XX/2026
Open-Audited LTV of 70% exceeds Guideline LTV of 65% LTV of 70% exceeds Matrix max of 65% LTV. (Matrix requires a 5% LTV reduction for FL Condo, making max LTV 65% vs 70%.) - Due Diligence Vendor-07/XX/2026	Ready for Review-The auditor is misinterpreting the structural formatting of the XX DSCR "Property Specific" overlay matrix.Row-by-Row Isolation: Each line item under the "Property Specific" header governs a mutually exclusive property designation. Restrictions do not cascade across rows.Line-Item Analysis:Row 1 ("Non-Warrantable Condo"): Mandates a 5% CLTV reduction for Florida properties.Row 2 ("Condotel / PUDtel"): Mandates a 5% CLTV reduction for Florida properties.Subject Property Exemption: The subject property is fully documented as a standard, agency-conforming Warrantable Condo. Because it is Warrantable, it cannot be categorized under the Non-Warrantable row or the Condotel row.Conclusion: There is no row in the "Property Specific" matrix that applies a geographic Florida reduction to standard Warrantable Condos. Therefore, the loan appropriately defaults to the master XX DSCR program boundaries, which fully support the funded 70% LTV.Please override the auditor's interpretation, align the loan status with the property's actual warrantable designation, and permanently close out this review item. - Seller-07/XX/2026

																									Resolved-Condo is Warrantable per FNMA Approval in file - NO LTV Reduction required - Due Diligence Vendor-07/20/2026	Months Reserves exceed minimum required - Lender minimum reserves 0m PITIA, borrower reserves 749m. Long term residence - Long Term Residence = 3+ years			ATR/QM: Exempt	ATR/QM: Exempt	$XX	FL	Investment	purchase	NA	N/A	N/A	XX
355	XX	XX	D	A	D	A	C	A	A	A	Closed	FCRE1173	2026-07-15 10:36	2026-07-29 14:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Condo Master Insurance Policy is Missing	Resolved-Received updated master policy that reflect borrowers name, address, loan number and lender - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. see attached. - Seller-07/XX/2026

Counter-Received rebuttal, however 9.11.3 states Evidence of Insurance must reflect: • Borrower name(s) as they appear on the Note/Security Instrument borrowers name is not reflected on EOI .  - Due Diligence Vendor-07/XX/2026

Ready for Review-We respectfully disagree. Borrower name is on the EOI Direct receipt (see page 2 of 3). - Seller-07/XX/2026

Counter-Missing Condo Master Insurance Policy Received XX however does not meet9.11.3  as it does not reflect borrower as they appear on the Note/Security Instrument. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Open-Missing Condo Master Insurance Policy - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. see attached. - Seller-07/XX/2026

 Ready for Review-We respectfully disagree. Borrower name is on the EOI Direct receipt (see page 2 of 3). - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Please see attached.  - Seller-07/XX/2026

Resolved-Received updated master policy that reflect borrowers name, address, loan number and lender - Due Diligence Vendor-07/29/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 784 Required is 680 Borrower has 784

LTV is less than guideline maximum - Required is 85 Borrower has 76.21 Required is 85 Borrower has 76.21

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.96 Required is 50 Borrower has 37.96		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
355	XX	XX	D	A	D	A	C	A	A	A	Closed	finding-3652	2026-07-14 10:25	2026-07-16 13:42	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received Explanation of lender credit decreased with COC for lock, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The lender credit changed from $329 to a discount of $363375 due the change in loan type, float to lock. The lender credit of $51.54 is a cure for the CR fee.   - Seller-07/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($51.54) does not exceed or equal the comparable sum of specific and non-specific lender credits ($329.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). ----- Lender credit decreased from $329 to $51.54 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $277.49, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The lender credit changed from $329 to a discount of $363375 due the change in loan type, float to lock. The lender credit of $51.54 is a cure for the CR fee. - Seller-07/XX/2026

Resolved-Received Explanation of lender credit decreased with COC for lock, lender credit not listed on COC. Finding Resolved. - Due Diligence Vendor-07/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 784 Required is 680 Borrower has 784

LTV is less than guideline maximum - Required is 85 Borrower has 76.21 Required is 85 Borrower has 76.21

																										Qualifying DTI below maximum allowed - Required is 50 Borrower has 37.96 Required is 50 Borrower has 37.96		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
384	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1764	2026-07-15 12:33	2026-08-12 17:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-The property profile confirms property 3A was sold. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. The 1003 indicated XX was pending sale with the mortgage payment included in the DTI. Attached is the property profile supporting that the borrower no longer owns the property.     - Seller-07/XX/2026
Counter-Received PITIA for 3b and 3d.  Pending receipt of 3a.  - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. XX mortgage #XXbelongs to XX, XX TX – Note $972.90 – HOA $450/mo – HOI $76.42 – taxes $288.54 = $1,787.86
XX mtg Note $1,320.43 – HOI $153.25 – taxes $478.12 = $1,951.80
Still pending items for #XX linked to XX - #XXy Mtg to link to a property  - Seller-07/XX/2026
Open-1. Prop 3a: Provide verification of all escrows.  (XX Mtg reports to credit, but no way to determine credit payment is PITIA).
2. Prop 3b:  Missing XX Mtg XX loan docs with verification of escrows.
3. Prop 3d: Missing XX Mtg XX loan docs with verification of escrows.
4. XX Mtg XX: Provide docs to verify what property loan secures and evidence whether PIF or not. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The 1003 indicated XX was pending sale with the mortgage payment included in the DTI. Attached is the property profile supporting that the borrower no longer owns the property. - Seller-07/XX/2026
 Ready for Review-Document Uploaded. XX mortgage #XXbelongs to XX, XX TX – Note $972.90 – HOA $450/mo – HOI $76.42 – taxes $288.54 = $1,787.86
XX mtg Note $1,320.43 – HOI $153.25 – taxes $478.12 = $1,951.80
Still pending items for #XX linked to XX - #XXy Mtg to link to a property  - Seller-07/XX/2026
																									Resolved-The property profile confirms property 3A was sold. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.5 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
384	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE5782	2026-07-15 11:48	2026-08-12 17:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Received Gap Credit. - Due Diligence Vendor-07/XX/2026

Ready for Review-note that the highlighted items on the credit report are the liabilities with higher monthly payments and new auto loan.  - Seller-07/XX/2026

Ready for Review-Document Uploaded. Attached is a post-closing credit refresh report. The liabilities have been updated accordingly to match the increased and new auto liabilities. The DTI increased however, the still within tolerance at 30.368%.    - Seller-07/XX/2026

Open-Borrower 1 Gap Credit Report is Missing Provide Gap Credit report dated within 10 days of closing date. - Due Diligence Vendor-07/XX/2026	Ready for Review-note that the highlighted items on the credit report are the liabilities with higher monthly payments and new auto loan. - Seller-07/XX/2026

 Ready for Review-Document Uploaded. Attached is a post-closing credit refresh report. The liabilities have been updated accordingly to match the increased and new auto liabilities. The DTI increased however, the still within tolerance at 30.368%.    - Seller-07/XX/2026

																									Resolved-Received Gap Credit. - Due Diligence Vendor-07/31/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.5 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
384	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE1325	2026-07-15 11:20	2026-07-31 13:41	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Resolved-Received CPA letter and CPA verification - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. sorry about that .... reuploaded  - Seller-07/XX/2026

Counter-CPA verification provided, however the CPA Letter is a blank page. Please re-upload. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

																							Open-Borrower 1 CPA Letter Missing Missing CPA letter verifying time in business, ownership percentage, and Expense Factor - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. sorry about that .... reuploaded - Seller-07/XX/2026 Ready for Review-Document Uploaded. - Seller-07/XX/2026	Resolved-Received CPA letter and CPA verification - Due Diligence Vendor-07/31/2026	Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 22.5 Guideline: Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 735		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA	N/A	N/A	XX
418	XX	XX	D	A	D	A	A	A	A	A	Closed	FCRE7347	2026-07-15 12:51	2026-09-16 17:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Received lease and proof of receipt. - Due Diligence Vendor-09/XX/2026

Ready for Review-Document Uploaded. See attached bank statement (5/26 Remote Online Deposit) showing proof of receipt for the security deposit ($2,100.00) and the first month's rent ($2,100.00) totaling $4,200.00.  - Seller-09/XX/2026

Counter-Received Lease.  Lease started 6/XX/26.  For newly executed leases with new tenants: provide proof of receipt of both the security deposit and first month's rent.  Finding remains.  - Due Diligence Vendor-08/XX/2026

Counter-Received 1007.  1007 provided says if currently rented "$0".  Market Rent is $1975, but appraisal document property is occupied.  Lender to provided updated appraisal. Guideline: A copy of the lease is not required if the appraiser lists the rent on Form 1007/1025; otherwise, a copy must be provided. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached lease agreement for subject property. - Seller-08/XX/2026

Counter-Received rebuttal, however 1007 reflects lease begin/end unknown and $0 rent. and Appraisal report subject Occupant is marked Tenant and photos of bedrooms and bathroom reflect property being occupied. Please provide revised appraisal report with occupancy/photos and 1007 that are in line with each other.   - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Disagree: The subject property has a prior recent off market sale on 04/XX/2026 to the borrower. At the time of the appraisal on 06/XX/2026, the appraisal photos show the home to be fairly vacant aside from some items possibly left behind from the previous owner. The borrower has a rehab construction budget which includes a trash-out of the property (See Attached) The appraisal reflects the correct information as the monthly market rent of $1,975.00 is to be utilized.  - Seller-08/XX/2026

Ready for Review-Document Uploaded. See the attached FNMA Form 1007 with the monthly market rent of $1,975.00 - Seller-07/XX/2026

Open-Subject is tenant occupied and no lease amount provided by appraiser. Provide lease agreement. Subject to additional conditions. Guideline: A copy of the lease is not required if the appraiser lists the rent on Form 1007/1025; otherwise, a copy must be provided. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached bank statement (5/26 Remote Online Deposit) showing proof of receipt for the security deposit ($2,100.00) and the first month's rent ($2,100.00) totaling $4,200.00. - Seller-09/XX/2026

 Ready for Review-Document Uploaded. See attached lease agreement for subject property. - Seller-08/XX/2026

 Ready for Review-Document Uploaded. Disagree: The subject property has a prior recent off market sale on 04/XX/2026 to the borrower. At the time of the appraisal on 06/XX/2026, the appraisal photos show the home to be fairly vacant aside from some items possibly left behind from the previous owner. The borrower has a rehab construction budget which includes a trash-out of the property (See Attached) The appraisal reflects the correct information as the monthly market rent of $1,975.00 is to be utilized.  - Seller-08/XX/2026

 Ready for Review-Document Uploaded. See the attached FNMA Form 1007 with the monthly market rent of $1,975.00 - Seller-07/XX/2026

																									Resolved-Received lease and proof of receipt. - Due Diligence Vendor-09/16/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 772 LTV is less than guideline maximum - Required is 80 Borrower has 70.81		XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	GA	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
312	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
290	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	No Cash Out - Borrower Initiated
371	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	purchase	NA
388	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	OK	Investment	purchase	NA
178	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
279	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	Refinance	Cash Out - Other
236	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	NY	Investment	purchase	NA
370	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-47	2026-07-15 14:19	2026-07-27 07:57	Resolved	1 - Information	C	A	Compliance	Right to Rescind	TILA Right of Rescission Test	Resolved-Received copy of ROR that reopened recission with proof sent to borrower. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded.  - Seller-07/XX/2026

																							Open-This loan failed the TILA right of rescission test.Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. -----The Cancel of Date on the Right to Cancel doc is 07/XX/2026 and is less than three days from the closing date of 07/XX/2026. Three days of Rescission was not provided to borrower. Provide evidence that rescission was re-opened for a full three days. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. - Seller-07/XX/2026	Resolved-Received copy of ROR that reopened recission with proof sent to borrower. Finding Resolved. - Due Diligence Vendor-07/27/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 786 LTV is less than guideline maximum - Required is 80 Borrower has 57.14		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
370	XX	XX	C	A	C	A	C	A	A	A	Closed	FCOM0014	2026-07-17 08:32	2026-07-27 07:51	Resolved	1 - Information	C	A	Compliance	Closing	Missing evidence appraisal delivered to borrower a minimum of 3 days prior to closing	Resolved-Rec'd Certified Report Delivery Confirmation of appraisal report. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. attached is a delivery confirmation of the appraisal sent to the borrower.  - Seller-07/XX/2026

																							Open-Missing evidence of appraisal being received 3 or more days prior to closing was not met. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. attached is a delivery confirmation of the appraisal sent to the borrower. - Seller-07/XX/2026	Resolved-Rec'd Certified Report Delivery Confirmation of appraisal report. - Due Diligence Vendor-07/20/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 786 LTV is less than guideline maximum - Required is 80 Borrower has 57.14		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
370	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1193	2026-07-17 08:45	2026-07-21 16:56	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Received BR 07/XX/2026 Omitted XX 3733 B-A is Authorized user, per 7.1 All installment loans must be included in the DTI ratio. Exceptions: payments with 10 or fewer months remaining, debts paid off at or before closing (with supporting documentation), and authorized user accounts. REO 3a neg income $-2849.69 verified to REO calculator, mortgage statement and HOA bill- Results in audited DTI of 46.24% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The monthly housing liability for the borrower's property located at XX, totaling $2,849.56, has been included in the borrower's DITI.

The borrower's total monthly obligations are calculated as follows:

Primary residence PITI: $6,797.34
Monthly liabilities: $996.00 - the XX acct #XXas omitted as the borrower is an auth. user only (see attached)
Monthly housing liability for XX: $2,849.56

Total monthly obligations (DITI): $10,643.20.

The 1008 Transmittal Summary has been attached as supporting documentation.
  - Seller-07/XX/2026
Open-Audited DTI of 61.2% exceeds Guideline DTI of 50% Lender does not appear to have considered the REO 3a PITIA loss in DTI calculation - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The monthly housing liability for the borrower's property located at XX, totaling $2,849.56, has been included in the borrower's DITI.

The borrower's total monthly obligations are calculated as follows:

Primary residence PITI: $6,797.34
Monthly liabilities: $996.00 - the XX acct #XXas omitted as the borrower is an auth. user only (see attached)
Monthly housing liability forX X: $2,849.56

Total monthly obligations (DITI): $10,643.20.

The 1008 Transmittal Summary has been attached as supporting documentation.
  - Seller-07/XX/2026
Resolved-Received BR 07/13/2026 Omitted XX 3733 B-A is Authorized user, per 7.1 All installment loans must be included in the DTI ratio. Exceptions: payments with 10 or fewer months remaining, debts paid off at or before closing (with supporting documentation), and authorized user accounts. REO 3a neg income $-2849.69 verified to REO calculator, mortgage statement and HOA bill- Results in audited DTI of 46.24% is less than or equal to Guideline DTI of 50% - Due Diligence Vendor-07/21/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 786 LTV is less than guideline maximum - Required is 80 Borrower has 57.14		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
370	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-07-17 08:36	2026-07-21 16:55	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-Income/Debt conditions cleared. Omitted XX XXis Authorized user, per 7.1 All installment loans must be included in the DTI ratio. Exceptions: authorized user accounts. REO 3a neg income $-2849.69 verified to REO calculator, mortgage statement and HOA bill, revisions result in DTI <50% - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. The monthly housing liability for the borrower's property located at XX, totaling $2,849.56, has been included in the borrower's DITI. The borrower's total monthly obligations are calculated as follows: Primary residence PITI: $6,797.34 Monthly liabilities: $996.00 - the XX acct #XXas omitted as the borrower is an auth. user only (see attached) Monthly housing liability for XX: $2,849.56 Total monthly obligations (DITI): $10,643.20. The 1008 Transmittal Summary has been attached as supporting documentation. - Seller-07/XX/2026
Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. All debts not considered-See DTI finding - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The monthly housing liability for the borrower's property located at XX, totaling $2,849.56, has been included in the borrower's DITI. The borrower's total monthly obligations are calculated as follows: Primary residence PITI: $6,797.34 Monthly liabilities: $996.00 - the XX acct #XXas omitted as the borrower is an auth. user only (see attached) Monthly housing liability for XX: $2,849.56 Total monthly obligations (DITI): $10,643.20. The 1008 Transmittal Summary has been attached as supporting documentation. - Seller-07/XX/2026

Resolved-Income/Debt conditions cleared. Omitted XX 3733 B-A is Authorized user, per 7.1 All installment loans must be included in the DTI ratio. Exceptions: authorized user accounts. REO 3a neg income $-2849.69 verified to REO calculator, mortgage statement and HOA bill, revisions result in DTI <50% - Due Diligence Vendor-07/21/2026

																										Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 786 LTV is less than guideline maximum - Required is 80 Borrower has 57.14		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
370	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3652	2026-07-15 14:19	2026-07-21 07:44	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Received explanation that lender credit decreased with COC for lock, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The lender credit went from $11,752 to $9,376 due to the float to lock - see attached

The $470 was a fee paid by "others". Not the lender, borrower or seller - SEE ATTACHED  - Seller-07/XX/2026

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($9,846.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($11,752.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Lender credit decreased from $11,752.00 to $9,846.00 without a valid COC in file. Provide a COC for decrease OR evidence of refund to borrower or principal reduction in the amount of $1,906.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Reduction in Lender credits must be directly related to fees and must offset closing cost equally. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The lender credit went from $11,752 to $9,376 due to the float to lock - see attached

The $470 was a fee paid by "others". Not the lender, borrower or seller - SEE ATTACHED  - Seller-07/XX/2026

																									Resolved-Received explanation that lender credit decreased with COC for lock, lender credit was not listed on COC. Finding Resolved. - Due Diligence Vendor-07/21/2026	Qualifying FICO score is at least 20 points above minimum for program - Required is 680 Borrower has 786 LTV is less than guideline maximum - Required is 80 Borrower has 57.14		XX	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
369	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1317	2026-07-18 21:25	2026-09-10 11:29	Resolved	1 - Information	C	A	Credit	Income/Employment	Borrower 1 Total Years Employment Verified is Less Than 24 Months	Resolved-CPA letter provided confirms 3 years of self-employment. - Due Diligence Vendor-09/XX/2026

Ready for Review-Document Uploaded. See attached CPA Letter verifying 2+ years of self-employment for the borrower. - Seller-07/XX/2026

Open-Borrower 1 Total Years Employment Verified is Less Than 24 Months Application and CPA letter reflect less than 2 years of employment history. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached CPA Letter verifying 2+ years of self-employment for the borrower. - Seller-07/XX/2026	Resolved-CPA letter provided confirms 3 years of self-employment. - Due Diligence Vendor-09/10/2026	Borrower down payment exceeds minimum require - No lates on credit.

Qualifying DTI below maximum allowed - DTI of 18% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 18

																										Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 18		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
369	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1506	2026-07-20 12:06	2026-09-10 11:27	Resolved	1 - Information	C	A	Credit	QM-ATR	Invalid Final QM Status - ATR/QM: Status Pending	Resolved-CPA letter provided confirms 3 years of self-employment. - Due Diligence Vendor-09/XX/2026

Ready for Review-Document Uploaded. See attached Rent Free Letter and CPA Letter. - Seller-07/XX/2026

Open-The Final Reviewed QM Status is 'ATR/QM: Status Pending' on a non-Business Purpose loan. Pending housing and employment conditions. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached Rent Free Letter and CPA Letter. - Seller-07/XX/2026	Resolved-CPA letter provided confirms 3 years of self-employment. - Due Diligence Vendor-09/10/2026	Borrower down payment exceeds minimum require - No lates on credit.

Qualifying DTI below maximum allowed - DTI of 18% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 18

																										Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 18		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
369	XX	XX	C	A	C	A	C	A	A	A	Closed	FCRE1440	2026-07-18 21:49	2026-07-23 15:17	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Resolved-Received rent free letter for homeowner Housing History Meets Guideline Requirements - Due Diligence Vendor-07/XX/2026
Ready for Review-Document Uploaded. See attached Rent Free Letter for XX. - Seller-07/XX/2026
Open-Housing History Does Not Meet Guideline Requirements Missing rent free letter for borrower's current residence. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached Rent Free Letter for XX. - Seller-07/XX/2026	Resolved-Received rent free letter for homeowner Housing History Meets Guideline Requirements - Due Diligence Vendor-07/23/2026	Borrower down payment exceeds minimum require - No lates on credit.

Qualifying DTI below maximum allowed - DTI of 18% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 18

																										Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 18		XX	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
369	XX	XX	C	A	C	A	C	A	A	A	Closed	finding-3352	2026-07-16 15:00	2026-07-21 10:03	Resolved	1 - Information	C	A	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/XX/2026

Open-This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. - Due Diligence Vendor-07/XX/2026	Resolved-Loan contains full appraisal and escrows, meeting HPML compliance. - Due Diligence Vendor-07/21/2026	Borrower down payment exceeds minimum require - No lates on credit.

Qualifying DTI below maximum allowed - DTI of 18% is below the maximum allowed per guidelines of 50% Required is 50 Borrower has 18

																										Guideline: Qualifying DTI below maximum allowed - Required is 50 Borrower has 18			QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)	$XX	CA	Primary Residence	purchase	NA	N/A	N/A	XX
185	XX		XX	A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)	$XX	CA	Primary Residence	Refinance	Cash Out - Other
364	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3540	2026-07-20 11:51	2026-07-24 07:59	Resolved	1 - Information	C	A	Compliance	TRID	Revised Closing Disclosure Delivery Date Test (No Waiting Period Required) Test	Resolved-Received copy of signed CD. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. See attached  - Seller-07/XX/2026

																							Open-This loan failed the revised closing disclosure delivery date test (no waiting period required). ( 12 CFR §1026.19(f)(2)(i) )The revised closing disclosure delivery does not require a new waiting period and:The revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either"UXX First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation not requiring a new waiting period. Except as provided in §1026.19(f)(2)(ii), if the disclosures provided under §1026.19(f)(1)(i) become inaccurate before consummation, the creditor shall provide corrected disclosures reflecting any changed terms to the consumer so that the consumer receives the corrected disclosures at or before consummation. Notwithstanding the requirement to provide corrected disclosures at or before consummation, the creditor shall permit the consumer to inspect the disclosures provided under this paragraph, completed to set forth those items that are known to the creditor at the time of inspection, during the business day immediately preceding consummation, but the creditor may omit from inspection items related only to the seller's transaction. ----- CD 07/XX/2026 is not signed and there is no evidence of when it was provided to borrower. Statute of Limitations 3 years- Expiration date is 07/XX/2029 - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. See attached - Seller-07/XX/2026	Resolved-Received copy of signed CD. Finding Resolved. - Due Diligence Vendor-07/24/2026	LTV is less than guideline maximum - Required is 85 Borrower has 36.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
364	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3634	2026-07-20 11:51	2026-07-24 07:59	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Received copy of COC for increase in fees. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. The loan docs were redrawn on 7/10 and the redraw fee was added and disclosed to the borrower. There was a lock extension done as well. COC form attached  - Seller-07/XX/2026

Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $175.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). -----Zero (0%) tolerance fees increased by $175.00 Document Redraw Fee 2 without a valid COC in file. Provide a valid and timely COC for increase OR evidence of refund to borrower or principal reduction in the amount of $275.00, post-close CD, LOE and evidence of delivery to borrower within 60 days of consummation date. Remediation options (1) within 60 days of consummation expires 09/XX/2026 (2) within 60 days of discovery expires 09/XX/2026 remains EV2B under TILA 130(b) (3) After 60 days of discovery, no cure, Statute of Limitations - 3 Years; Expiration Date: 07/XX/2029 remains EV3C. Please provide valid coc for Increases - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. The loan docs were redrawn on 7/10 and the redraw fee was added and disclosed to the borrower. There was a lock extension done as well. COC form attached - Seller-07/XX/2026

																									Resolved-Received copy of COC for increase in fees. Finding Resolved. - Due Diligence Vendor-07/24/2026	LTV is less than guideline maximum - Required is 85 Borrower has 36.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
364	XX	XX	C	A	A	A	C	A	A	A	Closed	finding-3625	2026-07-20 11:51	2026-07-24 07:59	Resolved	1 - Information	C	A	Compliance	TRID	TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" Validation Test	Resolved-Received PCCD 07/XX/2026 correcting fee into Section A. Finding Resolved. - Due Diligence Vendor-07/XX/2026

Ready for Review-Document Uploaded. Attached. Fee should be in Block A - Seller-07/XX/2026

																							Open-This loan failed the TRID "Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" validation test.This loan contains a fee or fees where "compensation to" is set to the lender or broker but this fee or fees should not be retained by the lender or broker."Section B. Services You Cannot Shop For / Services Borrower Did Not Shop For" should contain an itemization of each amount, and a subtotal of all such amounts, the consumer will pay for settlement services for which the consumer cannot shop in accordance with Regulation Z and that are provided by persons other than the creditor or mortgage broker. -----Document Redraw Fee 2 in section B is payable to Lender/Broker however, fees paid to Lender or Broker must be in section A. If the fee is to remain in section B, it must state FBO (for the benefit of) to said Vendor. Provide a post close CD with correction within 60 days of discovery date. Statute of Limitations - 1 year, expiration date 07/XX/2027. - Due Diligence Vendor-07/XX/2026	Ready for Review-Document Uploaded. Attached. Fee should be in Block A - Seller-07/XX/2026	Resolved-Received PCCD 07/23/2026 correcting fee into Section A. Finding Resolved. - Due Diligence Vendor-07/24/2026	LTV is less than guideline maximum - Required is 85 Borrower has 36.5 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 702		XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	$XX	TX	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	XX
417	XX		XX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	purchase	NA
347	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE8701	2026-08-06 13:27	2026-08-12 17:52	Resolved	1 - Information	C	A	Credit	Borrower	Business Entity Formation Document is Missing	Resolved-Received Revised Closing Documentation. - Due Diligence Vendor-08/XX/2026
Ready for Review-Document Uploaded. Attached is the email from closer confirming title is submitting the DOT to be recorded and Updated Borrower docs. - Seller-08/XX/2026
Counter-Upon receipt of corrected Note and Deed, condition can be cleared - Due Diligence Vendor-08/XX/2026
Ready for Review-This finding is valid due to a clerical error in the closing documents. The business entity formation documents provided in the file correctly reflect XX, a Texas Limited Liability Company. There is no legal entity named XX.

Upon review, it was determined that the reference to XX on the Note and Mortgage was an inadvertent clerical error made during the closing/funding process. The intended and correct borrowing entity is XX, which is the entity supported by all organizational documents contained in the loan file, including the Articles of Organization and related LLC documentation.

Corrective action is currently underway. A corrected Note and Mortgage reflecting the proper legal entity, XX, a Texas Limited Liability Company, have been requested and are pending execution. Upon receipt of the corrected documents, the loan file will accurately reflect the intended borrowing entity. Since XX does not exist, there are no entity formation documents available for that name. - Seller-08/XX/2026
Open-The Business Entity Formation Document is Missing. The note and mortgage are signed in entity with name XX. The entity docs in file reflect XX. Provide the entity docs for XX. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached is the email from closer confirming title is submitting the DOT to be recorded and Updated Borrower docs. - Seller-08/XX/2026

 Ready for Review-This finding is valid due to a clerical error in the closing documents. The business entity formation documents provided in the file correctly reflect XX, a Texas Limited Liability Company. There is no legal entity named XX.

Upon review, it was determined that the reference to XX on the Note and Mortgage was an inadvertent clerical error made during the closing/funding process. The intended and correct borrowing entity is XX, which is the entity supported by all organizational documents contained in the loan file, including the Articles of Organization and related LLC documentation.

Corrective action is currently underway. A corrected Note and Mortgage reflecting the proper legal entity, XX, a Texas Limited Liability Company, have been requested and are pending execution. Upon receipt of the corrected documents, the loan file will accurately reflect the intended borrowing entity. Since XX does not exist, there are no entity formation documents available for that name. - Seller-08/XX/2026

Resolved-Received Revised Closing Documentation. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 720; Borrower has 787.
 Required is 720 Borrower has 787

Months Reserves exceed minimum required - 5 months reserves; 3 months reserves required.
																												XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX
347	XX	XX	C	A	C	A	A	A	A	A	Closed	FCRE0082	2026-08-06 13:33	2026-08-12 17:50	Resolved	1 - Information	C	A	Credit	Title	Vested Owner Signature Requirement Not met	Resolved-Received Revised Closing documentation reflecting the correct vesting. - Due Diligence Vendor-08/XX/2026

Ready for Review-Document Uploaded. Attached is the email from closer confirming title is submitting the DOT to be recorded and Updated Borrower docs. - Seller-08/XX/2026

Open-Vested Owner Signature Requirement Not met. Vesting is with XX. Note and Mortgage reflect XX. - Due Diligence Vendor-08/XX/2026	Ready for Review-Document Uploaded. Attached is the email from closer confirming title is submitting the DOT to be recorded and Updated Borrower docs. - Seller-08/XX/2026	Resolved-Received Revised Closing documentation reflecting the correct vesting. - Due Diligence Vendor-08/12/2026	Guideline: Qualifying FICO score is at least 20 points above minimum for program - Minimum required FICO is 720; Borrower has 787.
 Required is 720 Borrower has 787

Months Reserves exceed minimum required - 5 months reserves; 3 months reserves required.
																												XX	ATR/QM: Exempt	ATR/QM: Exempt	$XX	TX	Investment	Refinance	Cash Out - Other	N/A	N/A	XX